1933 Act No. 333-37453
                                                  1940 Act No. 811-08413

                                        SECURITIES AND EXCHANGE COMMISSION
                                              Washington, D.C. 20549

                                                     Form N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [ ]
    Pre-Effective Amendment No.                                         [ ]
    Post-Effective Amendment No.   11                                   [X]


                                                      and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY

         ACT OF 1940                                                    [ ]
     Amendment No.  10                                                 [X]



                             EVERGREEN EQUITY TRUST
               (Exact Name of Registrant as Specified in Charter)

              200 Berkeley Street, Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                 (617) 210-3200
                         (Registrant's Telephone Number)

                          The Corporation Trust Company
                               1209 Orange Street
                           Wilmington, Delaware 19801
                     (Name and Address of Agent for Service)



It is proposed  that this filing will become  effective:
[X]  immediately  upon filing  pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days  after  filing  pursuant  to  paragraph  (a)(i)
[ ] on (date)  pursuant  to paragraph  (a)(i)
[ ] 75 days after filing  pursuant to paragraph  (a)(ii)
[ ] on (date) pursuant to paragraph (a)(ii) of

         Rule 485

If appropriate, check the following box:
[ ]      this post-effective amendment designates a new effective
         date for a previously filed post-effective amendment
[ ]      60 days after filing pursuant to paragraph (a)(i)
[ ]      on (date) pursuant to paragraph (a)(i)

                                              EVERGREEN EQUITY TRUST


                                                    CONTENTS OF
                                         POST-EFFECTIVE AMENDMENT NO. 11

                                                        to
                                              REGISTRATION STATEMENT


     This Post-Effective Amendment No. 11 to Registrant's Registration Statement No. 333-37453/811-08413 consists of the following pages, items of information and documents:



                                                 The Facing Sheet

                                                 The Contents Page

                                             The Cross-Reference Sheet

                                                      PART A
                                                      ------

         Prospectuses for Evergreen Masters Fund as contained herein.



         Prospectuses for Evergreen Aggressive Growth Fund, Evergreen Fund, Evergreen Micro Cap Fund, Evergreen Omega Fund, Evergreen Small Company Growth Fund, Evergreen Strategic Growth Fund , Evergreen Stock Selector Fund and Evergreen Tax Strategic Equity Fund are contained in Registration Statement No. 333-37453/811- 08413 filed on June 12, 1998, August 3, 1998 and November 25,
1998.


     Prospectuses for the following funds are contained in Registration Statement No. 333-37453/811-08413 filed on July 31, 1998: Evergreen American Retirement Fund, Evergreen Foundation Fund, Evergreen Tax Strategic Foundation Fund and Evergreen Balanced Fund.


         Prospectuses for the following funds are contained in Registration Statement No. 333-37453/811-08413 filed September 30, 1998: Evergreen Fund for Total Return, Evergreen Growth and Income Fund, Evergreen Income and Growth Fund, Evergreen Small Cap Equity Income Fund, Evergreen Value Fund, Evergreen Utility Fund, and Evergreen Blue Chip Fund.

                                                      PART B
                                                      ------

         Statement of Additional Information for Evergreen Aggressive Growth Fund, Evergreen Fund, Evergreen Micro Cap Fund, Evergreen Omega Fund, Evergreen Small Company Growth Fund, Evergreen Strategic Growth Fund, Evergreen Stock Selector Fund, Evergreen Tax Strategic Equity Fund and Evergreen Masters Fund is contained herein.

     Statement of Additional Information for the following funds is contained in Registration Statement No. 333-37453/811-08413 filed on July 31, 1998: Evergreen American Retirement Fund, Evergreen Foundation Fund, Evergreen Tax Strategic Foundation Fund and Evergreen Balanced Fund.


         Statement of Additional Information for the following funds is contained in Registration Statement No. 333-37453/811-08413 filed on September 30, 1998: Evergreen Fund for Total Return, Evergreen Growth and Income Fund, Evergreen Income and Growth Fund, Evergreen Small Cap Equity Income Fund, Evergreen Value Fund, Evergreen Utility Fund and Evergreen Blue Chip Fund.



                                     PART C
                                     ------

                              Financial Statements

                                    Exhibits

                         Number of Holders of Securities

                                 Indemnification

              Business and Other Connections of Investment Adviser

                              Principal Underwriter

                        Location of Accounts and Records

                                  Undertakings

                                   Signatures

                                              EVERGREEN EQUITY TRUST

                                               Cross Reference Sheet
              pursuant to Rules 404 and 495 under the Securities Act of 1933


N-1A Item No.                                                     Location in Prospectus(es)
Part A

Item 1.           Cover Page                                      Cover Page
Item 2.           Synopsis and Fee                                Expense Information
                  Table
Item 3.           Condensed Financial                             Financial Highlights
                  Information
Item 4.           General Description                             Additional Investment
                  of Registrant                                   Information; Cover Page;
                                                                  Fund Description; Fund
                                                                  Objectives and Policies;
                                                                  Investment Restrictions;
                                                                  Risk Factors; General
                                                                  Information
Item 5.           Management of the                               Fund Management; Expenses
                  Fund
Item 6.           Capital Stock and                               Fund Description; Dividends
                  Other Securities                                and Taxes; Fund Shares;
                              Shareholder Services
Item 7.           Purchase of                                     Distribution Plan; How to
                  Securities Being                                Buy Shares; Pricing Shares;
                  Offered                                         Shareholder Services
Item 8.           Redemption or                                   How to Redeem Shares
                  Repurchase
Item 9.           Pending Legal                                   Not Applicable
                  Proceedings

                                                                  Location in Statement of
Part B                                                            Additional Information

Item 10.          Cover Page                                      Cover Page


                                                        -4-





Item 11.          Table of Contents                               Table of Contents
Item 12.          General Information                             Trust Organization
                  and History
Item 13.          Investment                                      Fund Investments
                  Objectives and
                  Policies
Item 14.          Management of the                               Management of the Trust
                  Fund
Item 15.          Control Persons and                             Management of the Trust;
                  Principal Holders of                            Principal Holders of Fund
                  Securities                                      Shares
Item 16.          Investment Advisory                             Investment Advisory and
                  and Other Services                              Other Services
Item 17.          Brokerage Allocation                            Brokerage
Item 18.          Capital Stock and                               Trust Organization
                  Other Securities
Item 19.          Purchase, Redemption                            Purchase, Redemption and
                  and Pricing of                                  Pricing of Shares
                  Securities Being
                  Offered
Item 20.          Tax Status                                      Additional Tax Information
Item 21.          Underwriters                                    Principal Underwriter
Item 22.          Calculation of                                  Financial Information
                  Performance Data
Item 23.          Financial Statements                            Financial Information

         Part C

         Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

  PROSPECTUS                                      January 4, 1999

  EVERGREEN DOMESTIC GROWTH FUNDS                 (Evergreen Funds logo
                                                  appears here)

  EVERGREEN MASTERS FUND

  CLASS A SHARES
  CLASS B SHARES
  CLASS C SHARES

         The Evergreen Masters Fund (the "Fund") seeks long-term capital appreciation.

         This prospectus provides information regarding the Class A, Class B and Class C shares offered by the Fund. The Fund is a diversified series of an open-end, management investment company. This prospectus sets forth concise information about the Fund that a prospective investor should know before investing. The address of the Fund is 200 Berkeley Street, Boston, Massachusetts 02116.

         A Statement of Additional Information ("SAI") for the Fund dated February 1, 1998, as amended on August 3, 1998, September 1, 1998 and January 4, 1999 has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference herein. The SAI provides information regarding certain matters discussed in this prospectus and other matters which may be of interest to investors, and may be obtained without charge by calling the Fund at (800) 343-2898. There can be no assurance that the investment objective of the Fund will be achieved. Investors are advised to read this prospectus carefully.

         An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured or otherwise protected by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. An investment in the Fund involves risk, including the possible loss of principal.

         THESE   SECURITIES  HAVE  NOT  BEEN  APPROVED  OR  DISAPPROVED  BY  THE
SECURITIES  AND  EXCHANGE   COMMISSION  NOR  HAS  THE  SECURITIES  AND  EXCHANGE
COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                                     Keep This Prospectus For Future Reference

                                                 TABLE OF CONTENTS


EXPENSE INFORMATION...............................................................................................3

FINANCIAL HIGHLIGHTS..............................................................................................5

DESCRIPTION OF THE FUND...........................................................................................5
         INVESTMENT OBJECTIVE AND POLICIES........................................................................5
         INVESTMENT PRACTICES AND RESTRICTIONS....................................................................8


ORGANIZATION AND SERVICE PROVIDERS...............................................................................16
         ORGANIZATION............................................................................................16
         SERVICE PROVIDERS.......................................................................................16
         DISTRIBUTION PLANS AND AGREEMENTS.................................................................... 20

PURCHASE AND REDEMPTION OF SHARES............................................................................. 22
         HOW TO BUY SHARES.................................................................................... 22
         HOW TO REDEEM SHARES................................................................................. 28
         EXCHANGE PRIVILEGE................................................................................... 31
         SHAREHOLDER SERVICES................................................................................. 32
         BANKING LAWS......................................................................................... 34

OTHER INFORMATION............................................................................................. 35
         DIVIDENDS, DISTRIBUTIONS AND TAXES................................................................... 35
         GENERAL INFORMATION.................................................................................. 37


                                                EXPENSE INFORMATION

         The table and examples below are designed to help you understand the various expenses that you will bear, directly or indirectly, when you invest in the Fund. Shareholder transaction expenses are fees paid directly from your account when you buy or sell shares of the Fund.



                                                                 Class A            Class B            Class C
SHAREHOLDER TRANSACTION EXPENSES                                 Shares             Shares             Shares

Maximum Sales Charge Imposed on                                  4.75%              None               None
Purchases (as a % of offering
price)
Maximum Contingent Deferred Sales                                None(1)            5%(2)              1%(2)
Charge (as a % of original
purchase price or redemption
proceeds, whichever is lower)


         Annual operating expenses reflect the normal operating expenses of the Fund, and include costs such as management, distribution and other fees. The table below shows the Fund's estimated annual operating expenses for the fiscal period ending September 30, 1999. The examples show what you would pay if you invested $1,000 over the periods indicated. The examples assume that you reinvest all of your dividends and that the Fund's average annual return will be 5%. The examples are for illustration purposes only and should not be considered a representation of past or future expenses or annual return. The Fund's actual expenses and returns will vary. For a more complete description of the various costs and expenses borne by the Fund see "Organization and Service Providers."



                                           ANNUAL OPERATING EXPENSES
                              Class A          Class B         Class C
Management Fees               0.95%            0.95%           0.95%
12b-1 Fees (3)                0.25%            1.00%           1.00%
Other Expenses                0.38%            0.38%           0.38%
                              -----            -----           -----
Total                         1.58%            2.33%           2.33%
                              =====            =====           =====


                                                            Examples


                                    Assuming Redemption at End                      Assuming no Redemption
                         of Period
                         Class A          Class B         Class C          Class B             Class C


After 1 Year             $63                  $74         $34              $24                 $24
After 3 Years            $95              $103            $73              $73                 $73


-------------------------
(1) Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge upon redemption within one year after the month of purchase.
(2) The deferred sales charge on Class B shares declines from 5% to 1% on amounts redeemed within six years after the month of purchase. The deferred sales charge on Class C shares is 1% on amounts redeemed within one year after the month of purchase. No sales charge is imposed on redemptions made thereafter. See "Purchase and Redemption of Shares" for more information.
(3) Class A shares of the Fund can pay up to 0.75% of average daily net assets as a 12b-1 fee. For the foreseeable future, the Class A 12b-1 fees will be limited to 0.25% of average daily net assets. Long-term shareholders may pay more than the economic equivalent front-end sales charges permitted by the National Association of Securities Dealers, Inc.

                                               FINANCIAL HIGHLIGHTS

         As of the date of this prospectus, the Fund had not commenced operations. Therefore, no financial highlights are currently available.

                                              DESCRIPTION OF THE FUND

INVESTMENT OBJECTIVE AND POLICIES

         The Fund's investment objective is nonfundamental; as a result, the Fund may change its objective without a shareholder vote. The Fund has also adopted certain fundamental investment policies which are mainly designed to limit the Fund's exposure to risk. The Fund's fundamental policies cannot be changed without a shareholder vote. See the SAI for more information regarding the Fund's fundamental investment policies or other related investment policies. There can be no assurance that the Fund's investment objective will be achieved.


         The Fund's investment objective is to seek long-term capital appreciation by investing at least 65% of its assets in equity securities. The Fund's investment program is based on the Manager of Managers Strategy of First Union National Bank's ("FUNB") Evergreen Investment Management group ("EIM"). EIM allocates the Fund's portfolio assets on an approximately equal basis among a number of investment management organizations ("Managers") -- currently four in number -- each of which employs a different investment style.

         In EIM's opinion, the Manager of Managers strategy may provide advantages over the use of a single manager because of the following primary factors:


         (i) Most  equity  investment  management  firms  consistently  employ a
distinct   investment  "style"  which  causes  them  to  emphasize  stocks  with particular characteristics;

         (ii) because of changing investor preferences, any given investment style will move into and out of market favor and will result in better investment performance under certain market conditions but less successful performance under other conditions; and

         (iii) consequently, by allocating the Fund's portfolio on an approximately equal basis among Managers employing different styles, the impact of any one such style on investment performance will be diluted, and the investment performance of the total portfolio will be more consistent and less volatile over the long term than if a single style were employed throughout the entire period.


         EIM, based on the foregoing principles and on its analysis and evaluation of information regarding the personnel and investment styles and performance of numerous professional investment management firms, has selected for appointment by the Fund a group of Managers representing a blending of different investment styles which, in its opinion, is appropriate to the Fund's investment objective.

         EIM has ultimate responsibility for the investment performance of the Fund. EIM continuously monitors the performance and investment styles of the Fund's portfolio Managers and from time to time may recommend changes of Managers based on factors such as changes in a Manager's investment style or a departure by a Manager from the investment style for which it had been selected, a deterioration in a Manager's performance relative to that of other investment management firms practicing a similar style, or adverse changes in its ownership or personnel.


         The Fund's current Managers are:

         Evergreen Asset Management Corp. ("Evergreen Asset")
         MFS Institutional Advisors, Inc. ("MFS")
         OppenheimerFunds, Inc. ("Oppenheimer")
         Putnam Investment Management, Inc. ("Putnam")

         The investment styles described below will be those applied by each of the Managers to the segment of the Fund's portfolio for which that Manager is responsible.


         Evergreen Asset's segment of the portfolio will primarily be invested, in accordance with its value oriented strategy, in equity securities of U.S. and foreign companies with market capitalizations between approximately $500 million and $5 billion. In accordance with the value style of investing Evergreen Asset invests in companies it believes the market has temporarily undervalued in relation to such factors as the company's assets, cash flow and earnings potential.

         MFS manages its segment of the portfolio by primarily investing, in accordance with its growth oriented investment strategy, in equity securities of companies with market capitalizations between approximately $500 million and $5 billion. Such companies generally would be expected to show earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation, and would have the products, management and market opportunities which are usually necessary to continue sustained growth. MFS may invest up to 25% (and generally expects to invest between 0% and 10%) of its segment of the Fund's assets in foreign securities (not including American Depositary Receipts), including foreign growth securities, which are not traded on a U.S. exchange.


         Oppenheimer manages its segment of the portfolio in accordance with a blended growth and value investment strategy. Investments are primarily in equity securities of those companies with market capitalizations over $5 billion; however, Oppenheimer may, when it deems advisable, invest in the equity securities of mid-cap and small-cap companies. In purchasing portfolio securities, Oppenheimer may invest without limit in foreign securities and may, to a limited degree, invest in non-convertible debt securities and preferred stocks which have the potential for capital appreciation.


         Putnam's segment of the portfolio will primarily be invested, in accordance with its growth oriented investment strategy, in equity securities of U.S. and foreign issuers with market capitalizations of $2 billion or more. Putnam may also purchase non-convertible debt securities which offer the opportunity for capital appreciation.


         In the evaluation of a company, more consideration is given to growth potential than to dividend income. Putnam believes that evaluating a company's probable future earnings, dividends, financial strength, working assets and competitive position will prove more profitable in the long run than simply seeking current dividend income.


         Equity securities include common stocks, preferred stocks, bonds, warrants or rights that are convertible into stocks, and depositary receipts for those securities. Investments may also be made to a limited degree in non-convertible debt securities and preferred stocks which offer an opportunity for capital appreciation.


         Each Manager may also invest, for temporary defensive purposes, up to 100% of the assets allocated to its segment in short-term obligations. Such obligations may include U.S. government securities, master demand notes, commercial paper and notes, bank deposits and other financial obligations.

         In addition to the investment  policies  detailed  above,  the Fund may
employ  certain  additional   investment   strategies  which  are  discussed  in
"Investment Practices and Restrictions."

INVESTMENT PRACTICES AND RESTRICTIONS

Repurchase Agreements. The Fund may invest in repurchase agreements. A repurchase agreement is an agreement by which the Fund purchases a security (usually U.S. government securities) for cash and obtains a simultaneous commitment from the seller (usually a bank or broker-dealer) to repurchase the security at an agreed-upon price and specified future date. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. The Fund's risk is the inability of the seller to pay the agreed-upon price on the delivery date. However, this risk is tempered by the ability of the Fund to sell the security in the open market in the case of a default. In such a case, the Fund may incur costs in disposing of the security which would increase Fund expenses. The Fund's Managers will monitor the creditworthiness of the firms with which the Fund enters into repurchase agreements.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is an agreement by the Fund to sell a security and repurchase it at a specified time and price. The Fund could lose money if the market values of the securities it sold decline below their repurchase prices. Reverse repurchase agreements may be considered a form of borrowing, and, therefore, a form of leverage. Leverage may magnify gains or losses of the Fund.

When-Issued, Delayed-Delivery and Forward Commitment Transactions. The Fund may enter into transactions whereby it commits to buying a security, but does not pay for or take delivery of the security until some specified date in the future. The value of these securities is subject to market fluctuation during this period and no income accrues to the Fund until settlement. At the time of settlement, a when-issued security may be valued at less than its purchase price. When entering into these transactions, the Fund relies on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged. The Fund does not intend to purchase when-issued securities for speculative purposes, but only in furtherance of its investment objective.

Securities Lending. To generate income and offset expenses, the Fund may lend securities to broker-dealers and other financial institutions. Loans of securities by the Fund may not exceed 33 1/3% of the value of the Fund's total assets. While securities are on loan, the borrower will pay the Fund any income accruing on the security. Also, the Fund may invest any collateral it receives in additional securities. Gains or losses in the market value of a lent security will affect the Fund and its shareholders. When the Fund lends its securities, it runs the risk that it could not retrieve the securities on a timely basis, possibly losing the opportunity to sell the securities at a desirable price. Also, if the borrower files for bankruptcy or becomes insolvent, the Fund's ability to dispose of the securities may be delayed.

Investing in Securities of Other Investment Companies. The Fund may invest in the securities of other investment companies. As a shareholder of another investment company, the Fund would pay its portion of the other investment company's expenses. These expenses would be in addition to the expenses that the Fund currently bears concerning its own operations and may result in some duplication of fees.

Borrowing. The Fund may borrow from banks in an amount up to 33 1/3% of its total assets, taken at market value. The Fund may also borrow an additional 5% of its total assets from banks and others. The Fund may only borrow as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. The Fund may not purchase additional securities when borrowings exceed 5% of total assets.

         The purchase of securities while borrowings are outstanding will have the effect of leveraging the Fund. Such leveraging or borrowing increases the Fund's exposure to capital risk and borrowed funds are subject to interest costs which will reduce net income.

Illiquid Securities. The Fund may invest up to 15% of its net assets in illiquid securities and other securities which are not readily marketable. Repurchase agreements with maturities longer than seven days will be included for the purpose of the foregoing 15% limit. The inability of the Fund to dispose of illiquid investments readily or at a reasonable price could impair its ability to raise cash for redemptions or other purposes.

Restricted Securities. The Fund may invest in restricted securities, including securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"). Generally, Rule 144A establishes a safe harbor from the registration requirements of the 1933 Act for resale by large institutional investors of securities not publicly traded in the U.S. The Fund's Managers determine the liquidity of Rule 144A securities according to the guidelines and procedures adopted by Evergreen Equity Trust's Board of Trustees. The Board of Trustees monitors the Managers' application of those guidelines and procedures. Securities eligible for resale pursuant to Rule 144A, which the Fund's Managers have determined to be liquid or readily marketable, are not subject to the 15% limit on illiquid securities.

Options and Futures. The Fund may engage in options and futures transactions. Options and futures transactions are intended to enable the Fund to manage market, interest rate or exchange rate risk. The Fund does not use these transactions for speculation or leverage.

         The Fund may attempt to hedge all or a portion of its portfolio through the purchase of both put and call options on its portfolio securities and listed put options on financial futures contracts for portfolio securities. The Fund may also purchase call options on financial futures contracts. The Fund may write covered call options on its portfolio securities to attempt to increase its current income. The Fund will maintain its position in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series.

         The Fund may write (i.e., sell) covered call and put options. By writing a call option, the Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price. By writing a put option, the Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. The Fund also may write straddles (combinations of covered puts and calls on the same underlying security). The Fund may only write "covered" options. This means that so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option or, in the case of call options on U.S. Treasury bills, the Fund might own substantially similar U.S. Treasury bills. The Fund will be considered "covered" with respect to a put option it writes if, so long as it is obligated as the writer of the put option, it deposits and maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option.

         The principal reason for writing call or put options is to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. The Fund receives a premium from writing a call or put option which it retains whether or not the option is exercised. By writing a call option, the Fund might lose the potential for gain on the underlying security while the option is open, and by writing a put option the Fund might become obligated to purchase the underlying securities for more than their current market price upon exercise.

         A futures contract is a firm commitment by two parties: the seller, who agrees to make delivery of the specific type of instrument called for in the contract ("going short"), and the buyer, who agrees to take delivery of the instrument ("going long") at a certain time in the future. Financial futures contracts call for the delivery of particular debt instruments issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government. If the Fund enters into financial futures contracts directly to hedge its holdings of fixed income securities, it would enter into contracts to deliver securities at an undetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would agree to purchase securities in the future at a predetermined price (i.e., "go long") to hedge against a decline in market interest rates.

         The Fund may also enter into currency and other financial futures contracts and write options on such contracts. The Fund intends to enter into such contracts and related options for hedging purposes. The Fund will enter into futures on securities, currencies, or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities or currencies is an agreement to buy or sell securities or currencies during a designated month at whatever price exists at that time. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which remains in effect until the contract is terminated.

         The Fund may sell or purchase currency and other financial futures contracts. When a futures contract is sold by the Fund, the profit on the contract will tend to rise when the value of the underlying securities or currencies declines and to fall when the value of such securities or currencies increases. Thus, the Fund sells futures contracts in order to offset a possible decline in the value of its securities or currencies. If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities or currencies increases and to fall when the value of such securities or currencies declines.

         The Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may buy or sell put and call options for the purpose of closing out its options positions. The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.

Risk Characteristics of Options and Futures. Although options and futures transactions are intended to enable the Fund to manage market, exchange, or interest rate risks, these investment devices can be highly volatile, and the Fund's use of them can result in poorer performance (i.e., the Fund's return may be reduced). The Fund's attempt to use such investment devices for hedging purposes may not be successful. Successful futures strategies require the ability to predict future movements in securities prices, interest rates and other economic factors. When the Fund uses financial futures contracts and options on financial futures contracts as hedging devices, there is a risk that the prices of the securities subject to the financial futures contracts and options on financial futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the financial futures contracts and any related options to react to market changes differently than the portfolio securities. In addition, the Fund's Managers could be incorrect in their expectations and forecasts about the direction or extent of market factors, such as interest rates, securities price movements, and other economic factors. Even if the Fund's Managers correctly predict interest rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments. In these events, the Fund may lose money on the financial futures contracts or the options on financial futures contracts. It is not certain that a secondary market for positions in financial futures contracts or for options on financial futures contracts will exist at all times. Although the Fund's Managers will consider liquidity before entering into financial futures contracts or options on financial futures contracts, there is no assurance that a liquid secondary market on an exchange will exist for any particular financial futures contract or option on a financial futures contract at any particular time. The Fund's ability to establish and close out financial futures contracts and options on financial futures contract positions depends on this secondary market. If the Fund is unable to close out its position due to disruptions in the market or lack of liquidity, the Fund may lose money on the futures contract or option, and the losses to the Fund could be significant.

Derivatives. Derivatives are financial contracts, such as those described above, whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate.

         The Fund may invest in derivatives only if the expected risks and rewards are consistent with its objectives and policies.

         Losses from derivatives can sometimes be substantial. This is true partly because small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of the derivative. Derivatives can also cause the Fund to lose money if the Fund fails to correctly predict the direction in which the underlying asset or economic factor will move.

Investment in Small and Mid-Sized Companies. Investments in securities of little-known, relatively small or mid-sized and special situation companies may tend to be speculative and volatile. A lack of management depth in such companies could increase the risks associated with the loss of key personnel.

Also, the material and financial resources of such companies may be limited, with the consequence that funds or external financing necessary for growth may be unavailable. Such companies may also be involved in the development or marketing of new products or services for which there are no established markets. If projected markets do not materialize or only regional markets develop, such companies may be adversely affected or may be subject to the consequences of local events. Moreover, such companies may be insignificant factors in their industries and may become subject to intense competition from larger companies. Securities of companies in which the Fund may invest will frequently be traded only in the over-the-counter market or on regional stock exchanges and will often be closely held. Securities of this type may have limited liquidity and may be subject to wide price fluctuations. As a result of the risk factors described above, to the extent the Fund invests in small and mid-sized companies, the net asset value of the Fund's shares can be expected to vary significantly.

Foreign Investments. Foreign securities may involve additional risks. Specifically, they may be affected by the strength of foreign currencies relative to the U.S. dollar, or by political or economic developments in foreign countries. Accounting procedures and government supervision may be less stringent than those applicable to U.S. companies. There may be less publicly available information about a foreign company than about a U.S. company. Foreign markets may be less liquid or more volatile than U.S. markets and may offer less protection to investors. It may also be more difficult to enforce contractual obligations abroad than would be the case in the U.S. because of differences in the legal systems. Foreign securities may be subject to foreign taxes, which may reduce yield, and may be less marketable than comparable U.S. securities. All these factors are considered by the Fund's Managers before making any of these types of investments.

Foreign Currency Transactions. As discussed above, the Fund may invest in securities of foreign issuers. When the Fund invests in foreign securities, they usually will be denominated in foreign currencies, and the Fund temporarily may hold funds in foreign currencies. Thus, the value of the Fund's shares will be affected by changes in exchange rates.

         As one way of managing exchange rate risk, in addition to entering into currency futures contracts, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Fund will deliver or receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the Managers' ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strength of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The Fund does not intend to enter into foreign currency transactions for speculation or leverage.


Special Risk Considerations Regarding the Multi-Manager Strategy. EIM oversees the portfolio management services provided to the Fund by each of the four Managers. EIM does not, however, determine what investments will be purchased or sold for any segment of the portfolio. Because each Manager will be managing its segment of the portfolio independently from the other Managers, the same security may be held in two different segments of the portfolio, or may be acquired for one segment of the portfolio at a time when the Manager of another segment deems it appropriate to dispose of the security from that other segment. Similarly, under some market conditions, one or more of the Managers may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another Manager or Managers believe continued exposure to the equity markets is appropriate for their segments of the portfolio. Because each Manager directs the trading for its own segment of the portfolio, and does not aggregate its transactions with those of the other Managers, the Fund may incur higher brokerage costs than would be the case if a single investment advisor or Manager were managing the entire portfolio. Also, because each segment of the portfolio will perform differently from the other segments depending upon the investments it holds and changing market conditions, one segment may be larger or smaller at various times than other segments. Net cash inflows or outflows resulting from sales and redemptions of the Fund's shares will, however, continue to be allocated on an equal basis among the four segments of the portfolio without regard to the relative size of the segments. EIM will not reallocate assets among the segments to reduce these differences in size until the assets allocated to one Manager either exceeds 35% or is less than 15% of the Fund's average daily net assets for a period of three consecutive months. In such event EIM may, but is not obligated to, reallocate assets among Managers to provide for a more equal distribution of the Fund's assets.


                                        ORGANIZATION AND SERVICE PROVIDERS

ORGANIZATION

Fund Structure. The Fund is an investment pool, which invests shareholders' money toward a specified goal. The Fund is a diversified series of an open-end, management investment company called Evergreen Equity Trust (the "Trust"). The Trust is a Delaware business trust organized on September 18, 1997.

Board of Trustees. The Trust is supervised by a Board of Trustees that is responsible for representing the interests of shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, the Fund's performance and its contractual arrangements with various service providers.

Shareholder Rights. All shareholders have equal voting, liquidation and other rights. Each share is entitled to one vote for each dollar of net asset value applicable to such share. Shareholders may exchange shares as described under "Exchanges," but will have no other preference, conversion, exchange or preemptive rights. When issued and paid for, shares will be fully paid and nonassessable. Shares of the Fund are redeemable, transferable and freely assignable as collateral. The Trust may establish additional classes or series of shares.

         The Fund does not hold annual shareholder meetings; the Fund may, however, hold special meetings for such purposes as electing or removing Trustees, changing fundamental policies and approving investment advisory agreements or 12b-1 plans. In addition, the Fund is prepared to assist shareholders in communicating with one another for the purpose of convening a meeting to elect Trustees.

SERVICE PROVIDERS


Investment Advisor. The investment advisor of the Fund is the EIM group of FUNB which is a wholly-owned subsidiary of First

Union Corporation ("First Union"). First Union is located at 301 South College Street and FUNB is located at 201 South College Street, Charlotte, North Carolina 28288-0630. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States.


         Pursuant to its Investment Advisory and Management Agreement (the "Advisory Agreement") EIM oversees the administration of all aspects of the business and affairs of the Fund and selects, contracts with and compensates Managers to manage the assets of the Fund's portfolio. EIM monitors the Managers for compliance with the investment objectives and policies of the Fund, reviews the performance of the Managers, and periodically reports to the Trust. EIM has the right under the Advisory Agreement to directly manage any or all of the Fund's assets.

         EIM is entitled to receive from the Fund an annual fee equal to 0.95% of average daily net assets of the Fund.

         The Trust and FUNB have received an exemptive order from the Securities and Exchange Commission ("SEC") that permits EIM, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated Manager or Managers for the Fund pursuant to the terms of a new portfolio management agreement, in each case either as a replacement for an existing Manager or as an additional Manager; (b) change the terms of any portfolio management agreement; and (c) continue the employment of an existing Manager on the same advisory contract terms where a contract has been assigned because of a change in control of the Manager. In such circumstances, shareholders would receive notice of such action, including the information concerning the Manager that normally is provided in a proxy statement. The exemptive order also permits disclosure of fees paid to unaffiliated Managers on an aggregate basis only.


         Shareholders have the right to terminate arrangements with a Manager by vote of a majority of the outstanding shares of the Fund. In addition, shareholders have the right to approve, in accordance with current SEC interpretations, any new portfolio management agreements with affiliated Managers.


Manager Oversight. David Francis is primarily responsible for overseeing the Managers. Mr. Francis joined FUNB in 1994 from Federated Investment Counseling, a division of Federated Investors in Pittsburgh, PA, where he managed equities for employee benefit and tax-exempt separate accounts and mutual funds. He is a Senior Vice President, Managing Director and Chief Investment Officer of EIM.





Managers. Subject to the supervision of EIM, each Manager manages a segment of the Fund's portfolio in accordance with the Fund's investment objective and policies, makes investment decisions for the segment, and places orders to purchase and sell securities for the segment. The Fund pays no direct fees to any of the Managers.


         Set forth below is a brief description of the Fund's Managers.


         Evergreen Asset, 2500 Westchester Avenue, Purchase, New York 10577, is a wholly-owned subsidiary of First Union. Evergreen Asset, with its predecessors, has served as investment advisor to the Evergreen mutual funds since 1971.


         MFS, 500 Boylston Street, Boston, Massachusetts 02116, together with its parent company, is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund in the United States. MFS is a subsidiary of Massachusetts Financial Services Company, which is a subsidiary of SunLife of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly-owned subsidiary of SunLife Assurance Company of Canada. As of July 31, 1998, MFS managed more than $87 billion on behalf of over 3.3 million investor accounts.


         Oppenheimer, Two World Trade Center, New York, New York 10048, has operated as an investment advisor since 1959. As of August 31, 1998, Oppenheimer and its subsidiaries managed investment companies with assets of more than $85 billion and with more than 4 million shareholder accounts. Oppenheimer is owned by Oppenheimer Acquisition Corp., a holding company that is owned in part by senior officers of Oppenheimer and controlled by Massachusetts Mutual Life Insurance Company.


         Putnam, One Post Office Square, Boston, Massachusetts 02109, has been managing mutual funds since 1937. As of June 30, 1998, Putnam and its affiliates managed more than $278 billion of assets. Putnam is a subsidiary of Putnam Investments, Inc., which is owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

         Evergreen Asset has entered into a sub-advisory agreement with Lieber & Company, an indirect wholly-owned subsidiary of First Union, which provides that Lieber & Company's research department and staff will furnish Evergreen Asset with information, investment recommendations, advice and assistance, and will generally be available for consultation on the portfolio of the Fund. Lieber & Company will be reimbursed by Evergreen Asset in connection with the rendering of services on the basis of the direct and indirect costs of performing such services. There is no additional charge to the Fund for the services provided by Lieber & Company. The address of Lieber & Company is 2500 Westchester Avenue, Purchase, New York 10577.


         EIM pays the Managers of the Fund sub-advisory fees equal in the aggregate up to .50% of the Fund's average daily net assets. Evergreen Asset, an affiliate of EIM, receives a sub-advisory fee equal to .50% of the first $500 million of the Fund's average daily net assets managed by Evergreen Asset, .40% of the next $500 million of such assets, and .35% of such assets in excess of $1 billion.


Transfer Agent and Dividend Disbursing Agent. Evergreen Service Company ("ESC"), 200 Berkeley Street, Boston, Massachusetts 02116, acts as the Fund's transfer agent and dividend disbursing agent. ESC is an indirect, wholly-owned subsidiary of First Union.


         The Fund pays ESC a fee of $10.00 when a new account is established, plus annual fees as follows:



                                                     Annual Fee Per                   Annual Fee Per

                  Fund Type                           Open Account                    Closed Account
                  ---------                           ------------                    --------------

Monthly Dividend Funds                                   $22.75                            $9.00
Quarterly Dividend                                       $21.75                            $9.00
Funds
Semiannual Dividend                                      $20.75                            $9.00
Funds
Annual Dividend Funds                                    $20.75                            $9.00
Money Market Funds                                       $22.75                            $9.00


Custodian. State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827, acts as the Fund's custodian.

Principal Underwriter. Evergreen Distributor, Inc. ("EDI"), a subsidiary of The BISYS Group, Inc., located at 125 West 55th Street, New York, New York 10019, is the principal underwriter of the Fund.

Administrator. Evergreen Investment Services, Inc. ("EIS") serves as administrator to the Fund. As administrator, and subject to the supervision and control of the Trust's Board of Trustees, EIS provides the Fund with facilities, equipment and personnel. For its services as administrator, EIS is entitled to receive a fee based on the aggregate average daily net assets of the Fund at a rate based on the total assets of all mutual funds administered by EIS for which any affiliate of FUNB serves as investment advisor. The administration fee is calculated in accordance with the following schedule.


Administration Fee
                0.050%                  on the first $7 billion
                0.035%                  on the next $3 billion
                0.030%                  on the next $5 billion
                0.020%                  on the next $10 billion
                0.015%                  on the next $5 billion
                0.010%                  on assets in excess of $30 billion


DISTRIBUTION PLANS AND AGREEMENTS

Distribution Plans. The Fund's Class A, Class B and Class C shares pay for the expenses associated with the distribution of such shares according to distribution plans adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") (each a "Plan" or collectively the "Plans"). Under the Plans, the Fund may incur distribution-related and shareholder servicing-related expenses which are based upon a maximum annual rate as a percentage of the Fund's average daily net assets attributable to the class, as follows:

Class A shares           0.75% (currently limited to 0.25%)
Class B shares           1.00%
Class C shares           1.00%

         Of the amount that each class may pay under its respective Plan, up to 0.25% may constitute a service fee to be used to compensate organizations, which may include the Fund's investment advisor or its affiliates, for personal services rendered to shareholders and/or the maintenance of shareholder accounts. The Fund may not pay any distribution or services fee during any fiscal period in excess of the amounts set forth above. Amounts paid under the Plans are used to compensate the Fund's distributor pursuant to the Distribution Agreements entered into by the Fund.

         The Plans are in compliance with the Conduct Rules of the National Association of Securities Dealers, Inc. which effectively limit the annual asset-based sales charges and service fees that a mutual fund may pay on a class of shares to an annual rate of 0.75% and 0.25%, respectively, of the average aggregate annual net assets attributable to that class. The rules also limit the aggregate of all front-end, deferred and asset-based sales charges imposed with respect to a class of shares by a mutual fund that also charges a service fee to 6.25% of cumulative gross sales of shares of that class, plus interest on the unpaid amount at the prime rate plus 1% per annum.

Distribution Agreements. The Fund has also entered into distribution agreements (each a "Distribution Agreement" or collectively the "Distribution Agreements") with EDI. Pursuant to the Distribution Agreements, the Fund will compensate EDI for its services as distributor based upon the maximum annual rate as a percentage of the Fund's average daily net assets attributable to the class, as follows:

Class A shares           0.25%
Class B shares           1.00%
Class C shares           1.00%

         The Distribution Agreements provide that EDI will use the distribution fee received from the Fund for payments (1) to compensate broker-dealers or other persons for distributing shares of the Fund, including interest and principal payments made in respect of amounts paid to broker-dealers or other persons that have been financed (EDI may assign its rights to receive compensation under the Distribution Agreements to secure such financings), (2) to otherwise promote the sale of shares of the Fund, and (3) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Fund's shareholders. FUNB or its affiliates may finance the payments made by EDI to compensate broker-dealers or other persons for distributing shares of the Fund.

         In the event the Fund acquires the assets of other mutual funds, compensation paid to EDI under the Distribution Agreements may be paid by EDI to the distributors of the acquired funds or their predecessors.

         Since EDI's compensation under the Distribution Agreements is not directly tied to the expenses incurred by EDI, the amount of compensation received by EDI under the Distribution Agreements during any year may be more or less than its actual expenses and may result in a profit to EDI. Distribution expenses incurred by EDI in one fiscal year that exceed the level of compensation paid to EDI for that year may be paid from distribution fees received from the Fund in subsequent fiscal years.

                                         PURCHASE AND REDEMPTION OF SHARES

HOW TO BUY SHARES

         You may purchase shares of the Fund through broker-dealers, banks or other financial intermediaries, or directly through EDI. In addition, you may purchase shares of the Fund by mailing to the Fund, c/o ESC, P.O. Box 2121, Boston, Massachusetts 02106- 2121, a completed application and a check payable to the Fund. You may also telephone 1-800-343-2898 to obtain the number of an account to which you can wire or electronically transfer funds and then send in a completed application. The minimum initial investment is $1,000, which may be waived in certain situations. Subsequent investments in any amount may be made by check, by wiring federal funds, by direct deposit or by an electronic funds transfer.

     There is no minimum amount for subsequent investments. Investments of $25 or more are allowed under the Systematic Investment Plan. See the application for more information. Only Class A, Class B and Class C shares are offered through this prospectus. (See "General Information - Other Classes of Shares.")

Class A Shares - Front-End Sales Charge Alternative. You may purchase Class A shares at net asset value plus an initial sales charge on purchases under $1,000,000. You may purchase $1,000,000 or more of Class A shares without a front-end sales charge; however, a contingent deferred sales charge ("CDSC") equal to the lesser of 1% of the purchase price or the redemption value will be imposed on shares redeemed during the month of purchase and the 12-month period following the month of purchase. The schedule of charges for Class A shares is as follows:




Amount of Purchase                      As a % of                 As a % of               Commission to
                                        the Net                   the                     Dealer/Agent
                                        Amount                    Offering                as a % of
                                        Invested                  Price                   Offering Price

Less than $50,000                       4.99%                     4.75%                   4.25%
$50,000 - $99,999                       4.71%                     4.50%                   4.25%
$100,000 - $249,999                     3.90%                     3.75%                   3.25%
$250,000 - $499,999                     2.56%                     2.50%                   2.00%
$500,000 - $999,999                     2.04%                     2.00%                   1.75%
$1,000,000 or more                      None                      None                    1.00% of the
                                                                                          amount
                                                                                          invested up to
                                                                                          $2,999,999;
                                                                                          .50% of the
                                                                                          amount
                                                                                          invested over
                                                                                          $2,999,999, up
                                                                                          to $4,999,999;
                                                                                          and .25% of
                                                                                          the excess
                                                                                          over
                                                                                          $4,999,999


         No front-end  sales charges are imposed on Class A shares  purchased by
(a) institutional investors, which may include bank trust departments and registered investment advisors; (b) investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee; (c) clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased; (d) institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer; (e) shareholders of record on October 12, 1990 in any series of Evergreen Investment Trust in existence on that date, and the members of their immediate families; (f) current and retired employees of FUNB and its affiliates, EDI and any broker-dealer with whom EDI has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees; (g) upon the initial purchase of an Evergreen fund by investors reinvesting the proceeds from a redemption within the preceding 30 days of shares of other mutual funds, provided such shares were initially purchased with a front-end sales charge or subject to a CDSC; and (h) all qualified plan customers holding Evergreen Class Y shares in connection with a rollover into an individual retirement account. Certain broker-dealers or other financial institutions may impose a fee on transactions in shares of the Fund.


         Class A shares may also be purchased at net asset value for a limited time. Class A shares may be purchased at net asset value from January 4, 1999 to March 5, 1999, or when the Fund's total assets reach $100 million, whichever is sooner. A CDSC of 1.00% will be imposed if the shares are redeemed within two years of their purchase. Exchanges into other Evergreen funds are prohibited for a period of six months following the initial purchase. Any shares exchanged after the six-month period which are redeemed within two years from the initial purchase will be subject to a CDSC of 1.00%. Redemptions received in connection with a Systematic Withdrawal Plan will not incur a CDSC. See "Shareholder Services--Systematic Withdrawal Plan" for further information. See "How to Buy Shares--Contingent Deferred Sales Charge" for more information on waivers. In connection with sales made, EDI will pay broker-dealers at the rate of 3.00% of the net asset value of the shares purchased.


         Class A shares may also be purchased at net asset value by corporate or certain other qualified retirement plans or a non-qualified deferred compensation plan, or a Title I tax sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees, or a TSA plan sponsored by a public education entity having 5,000 or more eligible employees.

         In connection with sales made to plans of the type described in the preceding sentence EDI will pay broker-dealers and others concessions at the rate of 0.50% of the net asset value of the shares purchased. These payments are subject to reclaim in the event the shares are redeemed within twelve months after purchase.

         Certain employer-sponsored retirement or savings plans, including eligible 401(k) plans, may purchase Class A shares at net asset value provided that such plans meet certain required minimum number of eligible employees or required amount of assets. Additional information concerning the waiver of sales charges is set forth in the SAI.

         When Class A shares are sold, EDI will normally retain a portion of the applicable sales charge and pay the balance to the broker-dealer or other financial intermediary through whom the sale was made. EDI may also pay fees to banks from sales charges for services performed on behalf of the customers of such banks in connection with the purchase of shares of the Fund. In addition to compensation paid at the time of sale, entities whose clients have purchased Class A shares may receive a trailing commission equal to 0.25% of the average daily net asset value on an annual basis of Class A shares held by their clients. Certain purchases of Class A shares may qualify for reduced sales charges in accordance with the Fund's Concurrent Purchases, Rights of Accumulation, Letters of Intent, certain Retirement Plans and Reinstatement Privilege. Consult the application for additional information concerning these reduced sales charges.

Class B Shares - Deferred Sales Charge Alternative. You may purchase Class B shares at net asset value without an initial sales charge. However, you may pay a CDSC if you redeem shares within six years after the month of purchase. The amount of the CDSC (expressed as a percentage of the lesser of the current net asset value or original cost) will vary according to the number of years from the month of purchase of Class B shares as set forth below.


                                                                      CDSC
Redemption Timing Imposed                                             Imposed
Month of purchase and the first twelve-month period
following the month of purchase.....................................  5.00%
Second twelve-month period following the month of purchase..........  4.00%
Third twelve-month period following the month of purchase...........  3.00%
Fourth twelve-month period following the month of purchase..........  3.00%
Fifth twelve-month period following the month of purchase...........  2.00%
Sixth twelve-month period following the month of purchase...........  1.00%
No CDSC is imposed on amounts redeemed thereafter.


         The CDSC is deducted from the amount of the redemption and is paid to EDI. In the event the Fund acquires the assets of other mutual funds, the CDSC may be paid by EDI to the distributors of the acquired funds. Class B shares are subject to higher distribution and/or shareholder service fees than Class A shares for a period of seven years after the month of purchase (after which it is expected that they will convert to Class A shares without imposition of a front-end sales charge). The higher fees mean a higher expense ratio, so Class B shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares. The Fund will not normally accept any purchase of Class B shares in the amount of $250,000 or more.

         At the end of the period ending seven years after the end of the calendar month in which the shareholder's purchase order was accepted, Class B shares will automatically convert to Class A shares and will no longer be subject to the higher distribution and service fees imposed on Class B shares. Such conversion will be on the basis of the relative net asset values of the two classes, without the imposition of any sales load, fee or other charge. The purpose of the conversion feature is to reduce the distribution services fee paid by holders of Class B shares that have been outstanding long enough for the Distributor to have been compensated for the expenses associated with the sale of such shares.

Class C Shares - Level-Load Alternative. Class C shares are only offered through broker-dealers who have special distribution agreements with EDI. You may purchase Class C shares at net asset value without any initial sales charge and, therefore, the full amount of your investment will be used to purchase Fund shares. However, you will pay a 1.00% CDSC if you redeem shares during the month of purchase and the 12-month period following the month of purchase. No CDSC is imposed on amounts redeemed thereafter. Class C shares incur higher distribution and/or shareholder service fees than Class A shares but, unlike Class B shares, do not convert to any other class of shares of the Fund. The higher fees mean a higher expense ratio, so Class C shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares. The Fund will not normally accept any purchase of Class C shares in the amount of $500,000 or more. No CDSC will be imposed on Class C shares purchased by institutional investors and through employee benefit and savings plans eligible for the exemption from front-end sales charges described under "Class A Shares - Front-End Sales Charge Alternative" above. Broker-dealers and other financial intermediaries whose clients have purchased Class C shares may receive a service fee equal to 0.75% of the average daily net asset value of such shares on an annual basis held by their clients more than one year from the date of purchase. Service fees will commence immediately with respect to shares eligible for exemption from the CDSC normally applicable to Class C shares.

Contingent Deferred Sales Charge. Certain shares with respect to which the Fund did not pay a commission on issuance, including shares obtained from dividend or distribution reinvestment, are not subject to a CDSC. Any CDSC imposed upon the redemption of Class A, Class B or Class C shares is a percentage of the lesser of (1) the net asset value of the shares redeemed or (2) the net asset value at the time of purchase of such shares.

         No CDSC is imposed on a redemption of shares of the Fund in the event of: (1) death or disability of the shareholder; (2) a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA"); (3) automatic withdrawals from ERISA plans if the shareholder is at least 59 1/2 years old; (4) involuntary redemptions of accounts having an aggregate net asset value of less than $1,000;
(5) automatic withdrawals under the Systematic Withdrawal Plan of up to 1.00% per month of the shareholder's initial account balance; (6) withdrawals consisting of loan proceeds to a retirement plan participant; (7) financial hardship withdrawals made by a retirement plan participant; or (8) withdrawals consisting of returns of excess contributions or excess deferral amounts made to a retirement plan participant.


         The Fund may also sell Class A, Class B or Class C shares at net asset value without any initial sales charge or CDSC to certain Directors, Trustees, officers and employees of the Fund, FUNB, Evergreen Investment Management Company ("EIMC"), Meridian Investment Company ("Meridian"), Evergreen Asset, First International Advisors, Ltd. ("First International"), EDI and certain of their affiliates, and to members of the immediate families of such persons, to registered representatives of firms with dealer agreements with EDI, and to a bank or trust company acting as a trustee for a single account.


How the Fund Values Its Shares. The net asset value of each class of shares of the Fund is calculated by dividing the value of the amount of the Fund's net assets attributable to that class by the number of outstanding shares of that class. Shares are valued each day the New York Stock Exchange (the "Exchange") is open as of the close of regular trading (currently 4:00 p.m. eastern time). The securities in the Fund are valued at their current market values determined on the basis of market quotations or, if such quotations are not readily available, such other methods as the Trustees believe would accurately reflect fair value.

General. The decision as to which class of shares is more beneficial to you depends on the amount of your investment and the length of time you will hold it. If you are making a large investment, thus qualifying for a reduced sales charge, you might consider Class A shares. If you are making a smaller investment, you might consider Class B shares since 100% of your purchase is invested immediately and since such shares will convert to Class A shares, which incur lower ongoing distribution and/or shareholder service fees, after seven years. If you are unsure of the time period of your investment, you might consider Class C shares since there are no initial sales charges and, although there is no conversion feature, the CDSC only applies to redemptions made during the first year after the month of purchase. Consult your financial intermediary for further information. The compensation received by broker-dealers and agents may differ depending on whether they sell Class A, Class B or Class C shares. There is no size limit on purchases of Class A shares.

         In addition to the discount or commission paid to broker-dealers, EDI may from time to time pay to broker-dealers additional cash incentives that are conditioned upon the sale of a specified minimum dollar amount of shares of the Fund and/or other Evergreen funds. EDI may also limit the availability of such incentives to certain specified dealers. EDI from time to time sponsors promotions involving First Union Brokerage Services, Inc., an affiliate of the Fund's investment advisor, and select broker-dealers, pursuant to which incentives are paid, including gift certificates and payments in amounts up to 1% of the dollar amount of shares of the Fund sold. Awards may also be made based on the opening of a minimum number of accounts. Such promotions are not being made available to all broker-dealers. Certain broker-dealers may also receive payments from EDI or the Fund's investment advisor over and above the usual trail commissions or shareholder servicing payments applicable to a given class of shares.

Additional Purchase Information. As a condition of this offering, if a purchase is canceled due to nonpayment or because an investor's check does not clear, the investor will be responsible for any loss the Fund or its investment advisor incurs. If such investor is an existing shareholder, the Fund may redeem shares from an investor's account to reimburse the Fund or its investment advisor for any loss. In addition, such investor may be prohibited or restricted from making further purchases in any of the Evergreen funds. The Fund will not accept third party checks other than those payable directly to a shareholder whose account has been in existence at least 30 days.

HOW TO REDEEM SHARES

         You may "redeem" (i.e., sell) your shares in the Fund to the Fund for cash at their net redemption value on any day the

Exchange is open, either directly by writing to the Fund, c/o ESC, or through your financial intermediary. The amount you will receive is the net asset value adjusted for fractions of a cent (less any applicable CDSC) next calculated after the Fund receives your request in proper form. Proceeds generally will be sent to you within seven days. However, for shares recently purchased by check, the Fund will not send proceeds until it is reasonably satisfied that the check has been collected (which may take up to 15 days). Once a redemption request has been telephoned or mailed, it is irrevocable and may not be modified or canceled.

Redeeming Shares Through Your Financial Intermediary. The Fund must receive instructions from your financial intermediary before 4:00 p.m. (eastern time) for you to receive that day's net asset value (less any applicable CDSC). Your financial intermediary is responsible for furnishing all necessary documentation to the Fund and may charge you for this service. Certain financial intermediaries may require that you give instructions earlier than 4:00 p.m. (eastern time).

Redeeming Shares Directly by Mail or Telephone. You may redeem by mail by sending a signed letter of instruction or stock power form to the Fund, c/o ESC (the registrar, transfer agent and dividend-disbursing agent for the Fund). Stock power forms are available from your financial intermediary, ESC, and many commercial banks. Additional documentation is required for the sale of shares by corporations, financial intermediaries, fiduciaries and surviving joint owners. Signature guarantees are required for all redemption requests for shares with a value of more than $50,000. Currently, the requirement for a signature guarantee has been waived on redemptions of $50,000 or less when the account address of record has been the same for a minimum period of 30 days. The Fund and ESC reserve the right to withdraw this waiver at any time. A signature guarantee must be provided by a bank or trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable under the Securities Exchange Act of 1934 and ESC's policies.

         Shareholders may redeem amounts of $1,000 or more (up to $50,000) from their accounts by calling the telephone number on the front page of this prospectus between the hours of 8:00 a.m. and 6:00 p.m. (eastern time) each business day (i.e., any weekday exclusive of days on which the Exchange or ESC's offices are closed). The Exchange is closed on New Years Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Redemption requests received after 4:00 p.m. (eastern time) will be processed using the net asset value determined on the next business day. Such redemption requests must include the shareholder's account name, as registered with the Fund, and the account number. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone redemptions. If you cannot reach the Fund by telephone, you should follow the procedures for redeeming by mail or through a broker-dealer as set forth herein. The telephone redemption service is not made available to shareholders automatically. Shareholders wishing to use the telephone redemption service must complete the appropriate section on the application and choose how the redemption proceeds are to be paid. Redemption proceeds will either (1) be mailed by check to the shareholder at the address in which the account is registered or (2) be wired to an account with the same registration as the shareholder's account in the Fund at a designated commercial bank.

         In order to insure that instructions received by ESC are genuine when you initiate a telephone transaction, you will be asked to verify certain criteria specific to your account. At the conclusion of the transaction, you will be given a transaction number confirming your request, and written confirmation of your transaction will be mailed the next business day. Your telephone instructions will be recorded. Redemptions by telephone are allowed only if the address and bank account of record have been the same for a minimum period of 30 days. The Fund reserves the right at any time to terminate, suspend, or change the terms of any redemption method described in this prospectus, except redemption by mail, and to impose fees.

         Except as otherwise noted, the Fund, ESC, and EDI will not assume responsibility for the authenticity of any instructions received by any of them from a shareholder in writing, over the Evergreen Express Line (described below), or by telephone. ESC will employ reasonable procedures to confirm that instructions received over the Evergreen Express Line or by telephone are genuine. The Fund, ESC, and EDI will not be liable when following instructions received over the Evergreen Express Line or by telephone that ESC reasonably believes are genuine.

Evergreen Express Line. The Evergreen Express Line offers you specific fund account information and price and yield quotations as well as the ability to do account transactions, including investments, exchanges and redemptions. You may access the Evergreen Express Line by dialing toll free 1-800-346-3858 on any touch-tone telephone, 24 hours a day, seven days a week.

General. The sale of shares is a taxable transaction for federal income tax purposes. The Fund may temporarily suspend the right to redeem its shares when:
(1) the Exchange is closed,  other than customary  weekend and holiday closings;
(2) trading on the Exchange is restricted; (3) an emergency exists and the Fund cannot dispose of its investments or fairly determine their value; or (4) the SEC so orders. The Fund reserves the right to close an account that through redemption has fallen below $1,000 and has remained so for 30 days. Shareholders will receive 60 days' written notice to increase the account value to at least $1,000 before the account is closed. The Fund has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Fund is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of the Fund's total net assets, during any 90 day period for any one shareholder.

EXCHANGE PRIVILEGE

How to Exchange Shares. You may exchange some or all of your shares for shares of the same class in other Evergreen funds through your financial intermediary, by calling or writing to ESC or by using the Evergreen Express Line as described above. If the shares being tendered for exchange are still subject to a CDSC or are eligible for conversion in a specified time, such remaining charge or remaining time will carry over to the shares being acquired in the exchange transaction. Once an exchange request has been telephoned or mailed, it is irrevocable and may not be modified or canceled. Exchanges will be made on the basis of the relative net asset values of the shares exchanged next determined after an exchange request is received. An exchange which represents an initial investment in another Evergreen fund is subject to the minimum investment and suitability requirements of each fund.

         Each of the Evergreen funds has different investment objectives and policies. For more information, a prospectus of the fund into which an exchange will be made should be read prior to the exchange. An exchange order must comply with the requirement for a redemption or repurchase order and must specify the dollar value or number of shares to be exchanged. An exchange is treated for federal income tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss. Shareholders are limited to five exchanges per calendar year, with a maximum of three per calendar quarter. This exchange privilege may be modified or discontinued at any time by the Fund upon 60 days' notice to shareholders and is only available in states in which shares of the fund being acquired may lawfully be sold.

         No CDSC will be imposed in the event shares are exchanged for shares of the same class of other Evergreen funds. If you redeem shares, the CDSC applicable to the shares of the Evergreen fund originally purchased for cash is applied. Also, Class B shares will continue to age following an exchange for the purpose of conversion to Class A shares and for the purpose of determining the amount of the applicable CDSC.

Exchanges Through Your Financial Intermediary. The Fund must receive exchange instructions from your financial intermediary before 4:00 p.m. (eastern time) for you to receive that day's net asset value. Your financial intermediary is responsible for furnishing all necessary documentation to the Fund and may charge you for this service.

Exchanges By Telephone and Mail. Exchange requests received by the Fund after 4:00 p.m. (eastern time) will be processed using the net asset value determined at the close of the next business day. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone exchanges. You should follow the procedures outlined below for exchanges by mail if you are unable to reach ESC by telephone. If you wish to use the telephone exchange service you should indicate this on the application. As noted above, the Fund will employ reasonable procedures to confirm that instructions for the redemption or exchange of shares communicated by telephone are genuine. A telephone exchange may be refused by the Fund or ESC if it is believed advisable to do so. Procedures for exchanging Fund shares by telephone may be modified or terminated at any time. Written requests for exchanges should follow the same procedures outlined for written redemption requests in the section entitled "How to Redeem Shares;" however, no signature guarantee is required.

SHAREHOLDER SERVICES

         The  Fund  offers  the  following   shareholder   services.   For  more
information about these services or your account, contact your financial intermediary, ESC or call the toll-free number on the front page of this prospectus. Some services are described in more detail in the application.

Systematic Investment Plan. Under a Systematic Investment Plan, you may invest as little as $25 per month to purchase shares of the Fund with no minimum initial investment required.

Telephone Investment Plan. You may make investments into an existing account electronically in amounts of not less than $100 or more than $10,000 per investment. Telephone investment requests received by 4:00 p.m. (eastern time) will be credited to a shareholder's account the day the request is received.

Systematic Withdrawal Plan. When an account of $10,000 or more is opened or when an existing account reaches that size, you may participate in the Systematic Withdrawal Plan by filling out the appropriate part of the application. Under this Plan, you may receive (or designate a third party to receive) a monthly or quarterly fixed-withdrawal payment in a stated amount of at least $75 and as much as 1.0% per month or 3.0% per quarter of the total net asset value of the Fund shares in your account when the Plan was opened. Fund shares will be redeemed as necessary to meet withdrawal payments. All participants must elect to have their dividends and capital gains distributions reinvested automatically.


Investments Through Employee Benefit and Savings Plans. Certain qualified and non-qualified employee benefit and savings plans may make shares of the Fund and other Evergreen funds available to their participants. Investments made by such employee benefit plans may be exempt from front-end sales charges if they meet the criteria set forth under "Class A Shares - Front-End Sales Charge Alternative." Evergreen Asset, EIMC, Meridian, First International or FUNB may provide compensation to organizations providing administrative and recordkeeping services to plans which make shares of the Evergreen funds available to their participants.


Automatic Reinvestment Plan. For the convenience of investors, all dividends and distributions are automatically reinvested in full and fractional shares of the Fund at the net asset value per share at the close of business on the record date, unless otherwise requested by a shareholder in writing. If the transfer agent does not receive a written request for subsequent dividends and/or distributions to be paid in cash at least three full business days prior to a given record date, the dividends and/or distributions to be paid to a shareholder will be reinvested.

Dollar Cost Averaging. Through dollar cost averaging you can invest a fixed dollar amount each month or each quarter in any Evergreen fund. This results in more shares being purchased when the selected fund's net asset value is relatively low and fewer shares being purchased when the fund's net asset value is relatively high and may result in a lower average cost per share than a less systematic investment approach.

         Prior to participating in dollar cost averaging, you must establish an account in a fund. You should designate on the application (1) the dollar amount of each monthly or quarterly investment you wish to make, and (2) the fund in which the investment is to be made. Thereafter, on the first day of the designated month, an amount equal to the specified monthly or quarterly investment will automatically be redeemed from your initial account and invested in shares of the designated fund.

Two Dimensional Investing. You may elect to have income and capital gains distributions from any Evergreen fund shares you own automatically invested to purchase the same class of shares of any other Evergreen fund. You may select this service on your application and indicate the Evergreen fund(s) into which distributions are to be invested.

Tax Sheltered Retirement Plans. The Fund has various retirement plans available to eligible investors, including Individual Retirement Accounts (IRAs); Rollover IRAs; Simplified Employee Pension Plans (SEPs); Salary Incentive Match Plan for Employees (SIMPLEs); Tax Sheltered Annuity Plans; 403(b)(7) Plans; 401(k) Plans; Keogh Plans; Profit-Sharing Plans; Medical Savings Accounts; Pension and Target Benefit and Money Purchase Plans. For details, including fees and application forms, call toll free 1-800-247-4075 or write to ESC.

BANKING LAWS

         The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered open-end investment companies such as the Fund. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment advisor, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of its customer. FUNB and its affiliates are subject to and in compliance with the aforementioned laws and regulations.

         Changes to applicable laws and regulations or future judicial or administrative decisions could result in FUNB or its affiliates being prevented from continuing to perform the services required under the investment advisory contract or from acting as agent in connection with the purchase of shares of the

Fund by its customers. If FUNB or its affiliates were prevented from continuing to provide the services called for under the investment advisory agreement, it is expected that the Trustees would identify, and call upon the Fund's shareholders to approve, a new investment advisor. If this were to occur, it is not anticipated that the shareholders of the Fund would suffer any adverse financial consequences.

                                                 OTHER INFORMATION

DIVIDENDS, DISTRIBUTIONS AND TAXES

         The Fund intends to distribute its investment company taxable income annually and net capital realized gains at least annually. Shareholders receive Fund distributions in the form of additional shares of that class of shares upon which the distribution is based or, at the shareholder's option, in cash. Shareholders of the Fund who have not opted to receive cash prior to the payable date for any dividend from net investment income or the record date for any capital gains distribution will have the number of such shares determined on the basis of the Fund's net asset value per share computed at the end of that day after adjustment for the distribution. Net asset value is used in computing the number of shares in both capital gains and income distribution investments.

         Because Class A shares bear most of the costs of distribution of such shares through payment of a front-end sales charge, while Class B, when applicable, and Class C shares bear such expenses through a higher annual distribution fee, expenses attributable to Class B shares and Class C shares will generally be higher than those of Class A shares, and income distributions paid by the Fund with respect to Class A shares will generally be greater than those paid with respect to Class B and Class C shares.

         Account statements and/or checks, as appropriate, will be mailed within seven days after the Fund pays a distribution. Unless the Fund receives instructions to the contrary before the record or payable date, as the case may be, it will assume that a shareholder wishes to receive that distribution and future capital gains and income distributions in shares. Instructions continue in effect until changed in writing.

         The Fund intends to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). While so qualified, it is expected that the Fund will not be required to pay any federal income taxes on that portion of its investment company taxable income and any net realized capital gains it distributes to shareholders. The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as the Fund, to the extent they do not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting such distribution requirements.

         Any taxable dividend declared in October, November or December to shareholders of record in such a month and paid by the following January 31 will be includable in the taxable income of shareholders as if paid on December 31 of the year in which the dividend was declared.

         The Fund may be subject to foreign withholding taxes which would reduce the yield on its investments. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes. Shareholders of the Fund who are subject to U.S. federal income tax may be entitled, subject to certain rules and limitations, to claim a federal income tax credit or deduction for foreign income taxes paid by the Fund. See the SAI for additional details. The Fund's transactions in options, futures and forward contracts may be subject to special tax rules. These rules can affect the amount, timing and characteristics of distributions to shareholders.

         The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions (if any) and redemptions) paid to certain shareholders. In order to avoid this backup withholding requirement, each investor must certify on the application, or on a separate form supplied by the Fund's transfer agent, that the investor's social security or taxpayer identification number is correct and that the investor is not currently subject to backup withholding or is exempt from backup withholding.

         A shareholder who acquires Class A shares of the Fund and sells or otherwise disposes of such shares within 90 days of acquisition may not be allowed to include certain sales charges incurred in acquiring such shares for purposes of calculating gain and loss realized upon a sale or exchange of shares of the Fund.

         The Fund intends to distribute its net capital gains as capital gains dividends. Shareholders should treat such dividends as long-term capital gains. The Fund will designate capital gains distributions as such by a written notice mailed to each shareholder no later than 60 days after the close of the Fund's taxable year. If a shareholder receives a capital gain dividend and holds his shares for six months or less, then any allowable loss on disposition of such shares will be treated as a long-term capital loss to the extent of such capital gain dividend.

         The foregoing discussion of federal income tax consequences is based on tax laws and regulations in effect on the date of this prospectus and is subject to change by legislative or administrative action. As the foregoing discussion is for general information only, you should also review the discussion of "Additional Tax Information" contained in the SAI. In addition, you should consult your own tax advisor as to the tax consequences of investments in the Fund, including the application of state and local taxes which may be different from the federal income tax consequences described above.

GENERAL INFORMATION


Portfolio Turnover and Brokerage. The estimated annual portfolio turnover rate for the Fund is not expected to exceed 100%. A portfolio turnover rate of 100% would occur if all of the Fund's portfolio securities were replaced in one year. The portfolio turnover rate experienced by the Fund directly affects the transaction costs relating to the purchase and sale of securities which the Fund bears directly. A high rate of portfolio turnover will increase such costs. It is contemplated that Lieber & Company, an affiliate of Evergreen Asset and a member of the New York and American Stock Exchanges will, with respect to assets of the Fund managed by Evergreen Asset and to the extent practicable, effect substantially all of the portfolio transactions for Evergreen Asset's portion of the Fund effected on those exchanges. In addition, broker-dealers affiliated with MFS, Oppenheimer and Putnam may effect portfolio transactions for the Fund. See the SAI for further information regarding the practices of the Fund affecting portfolio turnover and brokerage allocation practices.


Portfolio Transactions. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Fund may consider sales of its shares as a factor in the selection of broker-dealers to enter into portfolio transactions with the Fund.

Other Classes of Shares. The Fund currently offers four classes of shares, Class A, Class B, Class C and Class Y, and may in the future offer additional classes. Class Y shares are not offered by this prospectus and are only available to (1) persons who at or prior to December 31, 1994 owned shares in a mutual fund advised by Evergreen Asset, (2) certain institutional investors and (3) investment advisory clients of FUNB, Evergreen Asset, EIMC, Meridian, First International or their affiliates. The dividends payable with respect to Class A, Class B and Class C shares will be less than those payable with respect to Class Y shares due to the distribution and shareholder servicing-related expenses borne by Class A, Class B and Class C shares and the fact that such expenses are not borne by Class Y shares. Investors should telephone (800) 343-2898 to obtain more information on other classes of shares.

Performance Information. From time to time, the Fund may quote its "total return" or "yield" for a specified period in advertisements, reports or other communications to shareholders. Total return and yield are computed separately for Class A, Class B, Class C and Class Y shares. The Fund's total return for each such period is computed by finding, through the use of a formula prescribed by the SEC, the average annual compounded rate of return over the period that would equate an assumed initial amount invested to the value of the investment at the end of the period. For purposes of computing total return, dividends and capital gains distributions paid on shares of the Fund are assumed to have been reinvested when paid and the maximum sales charges applicable to purchases of the Fund's shares are assumed to have been paid.

         Yield is a way of showing the rate of income the Fund earns on its investments as a percentage of the Fund's share price. The Fund's yield is calculated according to accounting methods that are standardized by the SEC for all stock and bond funds. Because yield accounting methods differ from the method used for other accounting purposes, the Fund's yield may not equal its distribution rate, the income paid to your account or the net investment income reported in the Fund's financial statements. To calculate yield, the Fund takes the interest and dividend income it earned from its portfolio of investments (as defined by the SEC formula) for a 30-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on the Fund's share price at the end of the 30-day period. This yield does not reflect gains or losses from selling securities.

     Performance data may be included in any advertisement or sales literature of the Fund. These advertisements may quote performance rankings or ratings of the Fund by financial publications or independent organizations such as Lipper Analytical Services, Inc. and Morningstar, Inc. or may compare the Fund's performance to various indices. The Fund may also advertise in items of sales literature an "actual distribution rate" which is computed by dividing the total ordinary income distributed (which may include the excess of short-term capital gains over losses) to shareholders for the latest 12-month period by the maximum public offering price per share on the last day of the period. Investors should be aware that past performance may not be indicative of future results.

         In marketing the Fund's shares, information may be provided that is designed to help individuals understand their investment goals and explore various financial strategies. Such information may include publications describing general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; a questionnaire designed to help create a personal financial profile; and an action plan offering investment alternatives. The information provided to investors may also include discussions of other Evergreen funds, products, and services, which may include: retirement investing; brokerage products and services; the effects of periodic investment plans and dollar cost averaging; saving for college; and charitable giving. In addition, the information provided to investors may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques. EDI may also reprint, and use as advertising and sales literature, articles from Evergreen Events, a quarterly magazine provided free of charge to Evergreen fund shareholders.

Year 2000 Risks. Like other investment companies, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Fund's investment advisor and the Fund's other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund's investment advisor is taking steps to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain assurances that comparable steps are being taken by the Fund's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund.

Additional Information. This prospectus and the SAI, which has been incorporated by reference herein, do not contain all the information set forth in the Registration Statement filed by the Trust with the SEC under the 1933 Act. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C.

Investment Advisor

 Evergreen Investment Management  group of First
Union National Bank, 201 South College Street, Charlotte, North

Carolina 28288

Managers
Evergreen Asset Management Corp., 2500 Westchester Avenue,
Purchase, New York 10577

MFS Institutional Advisors, Inc., 500 Boylston Street, Boston,
Massachusetts 02116

OppenheimerFunds, Inc., Two World Trade Center, New York, New
York 10048

Putnam Investment Management, Inc., One Post Office Square,
Boston, Massachusetts 02109

Custodian
State Street Bank and Trust Company, P.O. Box 9021, Boston,
Massachusetts 02205-9827

Transfer Agent
Evergreen Service Company, P.O. Box 2121, Boston, Massachusetts
02106-2121

Legal Counsel
Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W.,
Washington, D.C. 20036

Independent Auditors
KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts
02110

Distributor
Evergreen Distributor, Inc. 125 W. 55th Street, New York, New
York 10019

PROSPECTUS                                      January 4, 1999


EVERGREEN DOMESTIC GROWTH FUNDS                 [EVERGREEN LOGO APPEARS
                                                 HERE]


EVERGREEN MASTERS FUND


CLASS Y SHARES


         The Evergreen Masters Fund (the "Fund") seeks long-term capital appreciation.

         This prospectus provides information regarding the Class Y shares offered by the Fund. The Fund is a diversified series of an open-end, management investment company. This prospectus sets forth concise information about the Fund that a prospective investor should know before investing. The address of the Fund is 200 Berkeley Street, Boston, Massachusetts 02116.

         A Statement of Additional Information ("SAI") for the Fund dated February 1, 1998, as amended on August 3, 1998, September 1, 1998 and January 4, 1999 has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference herein. The SAI provides information regarding certain matters discussed in this prospectus and other matters which may be of interest to investors, and may be obtained without charge by calling the Fund at (800) 343-2898. There can be no assurance that the investment objective of the Fund will be achieved. Investors are advised to read this prospectus carefully.

         An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured or otherwise protected by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. An investment in the Fund involves risk, including the possible loss of principal.

         THESE   SECURITIES  HAVE  NOT  BEEN  APPROVED  OR  DISAPPROVED  BY  THE
SECURITIES  AND  EXCHANGE   COMMISSION  NOR  HAS  THE  SECURITIES  AND  EXCHANGE
COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                     Keep This Prospectus For Future Reference

                                                 TABLE OF CONTENTS


EXPENSE INFORMATION...............................................................................................3

FINANCIAL HIGHLIGHTS..............................................................................................4

DESCRIPTION OF THE FUND...........................................................................................4
         INVESTMENT OBJECTIVE AND POLICIES........................................................................4
         INVESTMENT PRACTICES AND RESTRICTIONS....................................................................7

ORGANIZATION AND SERVICE PROVIDERS...............................................................................15
         ORGANIZATION............................................................................................15
         SERVICE PROVIDERS.......................................................................................15


PURCHASE AND REDEMPTION OF SHARES............................................................................. 19
         HOW TO BUY SHARES.................................................................................... 19
         HOW TO REDEEM SHARES....................................................................................20
         EXCHANGE PRIVILEGE................................................................................... 23
         SHAREHOLDER SERVICES................................................................................. 24
         BANKING LAWS............................................................................................25

OTHER INFORMATION............................................................................................. 26
         DIVIDENDS, DISTRIBUTIONS AND TAXES................................................................... 26
         GENERAL INFORMATION.................................................................................. 28


                                                EXPENSE INFORMATION


         The table and examples below are designed to help you understand the various expenses that you will bear, directly or indirectly, when you invest in the Fund. Shareholder transaction expenses are fees paid directly from your account when you buy or sell shares of the Fund.

SHAREHOLDER TRANSACTION EXPENSES

  Sales Charge Imposed on Purchases             None
  Sales Charge on Dividend Reinvestments        None
  Contingent Deferred Sales Charge              None

         Annual operating expenses reflect the normal operating expenses of the Fund, and include costs such as management and other fees. The table below shows the Fund's estimated annual operating expenses for the fiscal period ending September 30, 1999. The examples show what you would pay if you invested $1,000 over the periods indicated. The examples assume that you reinvest all of your dividends and that the Fund's average annual return will be 5%. The examples are for illustration purposes only and should not be considered a representation of past or future expenses or annual return. The Fund's actual expenses and returns will vary. For a more complete description of the various costs and expenses borne by the Fund see "Organization and Service Providers."



                                                       Annual Operating
                                                           Expenses
                                                     ---------------------
Management Fees                            0.95%
Other Expenses                             0.38%
                                           =====
Total                                      1.33%


                                                            Example
                                                           ---------
After 1 Year                               $14

                                                       Annual Operating
                                                           Expenses
                                                     ---------------------
After 3 Years                              $42


                                               FINANCIAL HIGHLIGHTS

         As of the date of this prospectus, the Fund had not commenced operations. Therefore, no financial highlights are currently available.

                                              DESCRIPTION OF THE FUND

INVESTMENT OBJECTIVE AND POLICIES

         The Fund's investment objective is nonfundamental; as a result, the Fund may change its objective without a shareholder vote. The Fund has also adopted certain fundamental investment policies which are mainly designed to limit the Fund's exposure to risk. The Fund's fundamental policies cannot be changed without a shareholder vote. See the SAI for more information regarding the Fund's fundamental investment policies or other related investment policies. There can be no assurance that the Fund's investment objective will be achieved.


         The Fund's investment objective is to seek long-term capital appreciation by investing at least 65% of its assets in equity securities. The Fund's investment program is based on the Manager of Managers Strategy of First Union National Bank's ("FUNB") Evergreen Investment Management group ("EIM"). EIM allocates the Fund's portfolio assets on an approximately equal basis among a number of investment management organizations ("Managers") -- currently four in number -- each of which employs a different investment style.

         In EIM's opinion, the Manager of Managers strategy may provide advantages over the use of a single manager because of the following primary factors:


         (i) Most  equity  investment  management  firms  consistently  employ a
distinct   investment  "style"  which  causes  them  to  emphasize  stocks  with particular characteristics;

         (ii) because of changing investor preferences, any given investment style will move into and out of market favor and will result in better investment performance under certain market conditions but less successful performance under other conditions; and

         (iii) consequently, by allocating the Fund's portfolio on an approximately equal basis among Managers employing different styles, the impact of any one such style on investment performance will be diluted, and the investment performance of the total portfolio will be more consistent and less volatile over the long term than if a single style were employed throughout the entire period.


         EIM, based on the foregoing principles and on its analysis and evaluation of information regarding the personnel and investment styles and performance of numerous professional investment management firms, has selected for appointment by the Fund a group of Managers representing a blending of different investment styles which, in its opinion, is appropriate to the Fund's investment objective.

         EIM has ultimate responsibility for the investment performance of the Fund. EIM continuously monitors the performance and investment styles of the Fund's portfolio Managers and from time to time may recommend changes of Managers based on factors such as changes in a Manager's investment style or a departure by a Manager from the investment style for which it had been selected, a deterioration in a Manager's performance relative to that of other investment management firms practicing a similar style, or adverse changes in its ownership or personnel.


         The Fund's current Managers are:

         Evergreen Asset Management Corp. ("Evergreen Asset")
         MFS Institutional Advisors, Inc. ("MFS")
         OppenheimerFunds, Inc. ("Oppenheimer")
         Putnam Investment Management, Inc. ("Putnam")

         The investment styles described below will be those applied by each of the Managers to the segment of the Fund's portfolio for which that Manager is responsible.


         Evergreen Asset's segment of the portfolio will primarily be invested, in accordance with its value oriented strategy, in equity securities of U.S. and foreign companies with market capitalizations between approximately $500 million and $5 billion. In accordance with the value style of investing Evergreen Asset invests in companies it believes the market has temporarily undervalued in relation to such factors as the company's assets, cash flow and earnings potential.



         MFS manages its segment of the portfolio by primarily investing, in accordance with its growth oriented investment strategy, in equity securities of companies with market capitalizations between approximately $500 million and $5 billion. Such companies generally would be expected to show earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation, and would have the products, management and market opportunities which are usually necessary to continue sustained growth. MFS may invest up to 25% (and generally expects to invest between 0% and 10%) of its segment of the Fund's assets in foreign securities (not including American Depositary Receipts), including foreign growth securities, which are not traded on a U.S. exchange.


         Oppenheimer manages its segment of the portfolio in accordance with a blended growth and value oriented strategy. Investments are primarily in the equity securities of those companies with market capitalizations over $5 billion; however, Oppenheimer may, when it deems advisable, invest in the equity securities of mid-cap and small-cap companies. In purchasing portfolio securities, Oppenheimer may invest without limit in foreign securities and may, to a limited degree, invest in non-convertible debt securities and preferred stocks which have the potential for capital appreciation.


         Putnam's segment of the portfolio will primarily be invested, in accordance with its growth oriented investment strategy, in equity securities of U.S. and foreign issuers with market capitalizations of $2 billion or more. Putnam may also purchase non-convertible debt securities which offer the opportunity for capital appreciation.


         In the evaluation of a company, more consideration is given to growth potential than to dividend income. Putnam believes that evaluating a company's probable future earnings, dividends, financial strength, working assets and competitive position will prove more profitable in the long run than simply seeking current dividend income.

         Equity securities include common stocks, preferred stocks, bonds, warrants or rights that are convertible into stocks, and depositary receipts for those securities. Investments may also be made to a limited degree in non-convertible debt securities and preferred stocks which offer an opportunity for capital appreciation.



         Each Manager may also invest, for temporary defensive purposes, up to 100% of the assets allocated to its segment in short-term obligations. Such obligations may include U.S. government securities, master demand notes, commercial paper and notes, bank deposits and other financial obligations.

         In addition to the investment  policies  detailed  above,  the Fund may
employ  certain  additional   investment   strategies  which  are  discussed  in
"Investment Practices and Restrictions."

INVESTMENT PRACTICES AND RESTRICTIONS

Repurchase Agreements. The Fund may invest in repurchase agreements. A repurchase agreement is an agreement by which the Fund purchases a security (usually U.S. government securities) for cash and obtains a simultaneous commitment from the seller (usually a bank or broker-dealer) to repurchase the security at an agreed-upon price and specified future date. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. The Fund's risk is the inability of the seller to pay the agreed-upon price on the delivery date. However, this risk is tempered by the ability of the Fund to sell the security in the open market in the case of a default. In such a case, the Fund may incur costs in disposing of the security which would increase Fund expenses. The Fund's Managers will monitor the creditworthiness of the firms with which the Fund enters into repurchase agreements.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is an agreement by the Fund to sell a security and repurchase it at a specified time and price. The Fund could lose money if the market values of the securities it sold decline below their repurchase prices. Reverse repurchase agreements may be considered a form of borrowing, and, therefore, a form of leverage. Leverage may magnify gains or losses of the Fund.

When-Issued, Delayed-Delivery and Forward Commitment Transactions. The Fund may enter into transactions whereby it commits to buying a security, but does not pay for or take delivery of the security until some specified date in the future. The value of these securities is subject to market fluctuation during this period and no income accrues to the Fund until settlement. At the time of settlement, a when-issued security may be valued at less than its purchase price. When entering into these transactions, the Fund relies on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged. The Fund does not intend to purchase when-issued securities for speculative purposes, but only in furtherance of its investment objective.

Securities Lending. To generate income and offset expenses, the Fund may lend securities to broker-dealers and other financial institutions. Loans of securities by the Fund may not exceed 33 1/3% of the value of the Fund's total assets. While securities are on loan, the borrower will pay the Fund any income accruing on the security. Also, the Fund may invest any collateral it receives in additional securities. Gains or losses in the market value of a lent security will affect the Fund and its shareholders. When the Fund lends its securities, it runs the risk that it could not retrieve the securities on a timely basis, possibly losing the opportunity to sell the securities at a desirable price. Also, if the borrower files for bankruptcy or becomes insolvent, the Fund's ability to dispose of the securities may be delayed.

Investing in Securities of Other Investment Companies. The Fund may invest in the securities of other investment companies. As a shareholder of another investment company, the Fund would pay its portion of the other investment company's expenses. These expenses would be in addition to the expenses that the Fund currently bears concerning its own operations and may result in some duplication of fees.

Borrowing. The Fund may borrow from banks in an amount up to 33 1/3% of its total assets, taken at market value. The Fund may also borrow an additional 5% of its total assets from banks and others. The Fund may only borrow as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. The Fund may not purchase additional securities when borrowings exceed 5% of total assets.

         The purchase of securities while borrowings are outstanding will have the effect of leveraging the Fund. Such leveraging or borrowing increases the Fund's exposure to capital risk and borrowed funds are subject to interest costs which will reduce net income.

Illiquid Securities. The Fund may invest up to 15% of its net assets in illiquid securities and other securities which are not readily marketable. Repurchase agreements with maturities longer than seven days will be included for the purpose of the foregoing 15% limit. The inability of the Fund to dispose of illiquid investments readily or at a reasonable price could impair its ability to raise cash for redemptions or other purposes.

Restricted Securities. The Fund may invest in restricted securities, including securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"). Generally, Rule 144A establishes a safe harbor from the registration requirements of the 1933 Act for resale by large institutional investors of securities not publicly traded in the U.S. The Fund's Managers determine the liquidity of Rule 144A securities according to the guidelines and procedures adopted by Evergreen Equity Trust's Board of Trustees. The Board of Trustees monitors the Managers' application of those guidelines and procedures. Securities eligible for resale pursuant to Rule 144A, which the Fund's Managers have determined to be liquid or readily marketable, are not subject to the 15% limit on illiquid securities.

Options and Futures. The Fund may engage in options and futures transactions. Options and futures transactions are intended to enable the Fund to manage market, interest rate or exchange rate risk. The Fund does not use these transactions for speculation or leverage.

         The Fund may attempt to hedge all or a portion of its portfolio through the purchase of both put and call options on its portfolio securities and listed put options on financial futures contracts for portfolio securities. The Fund may also purchase call options on financial futures contracts. The Fund may write covered call options on its portfolio securities to attempt to increase its current income. The Fund will maintain its position in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series.

         The Fund may write (i.e., sell) covered call and put options. By writing a call option, the Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price. By writing a put option, the Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. The Fund also may write straddles (combinations of covered puts and calls on the same underlying security). The Fund may only write "covered" options. This means that so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option or, in the case of call options on U.S. Treasury bills, the Fund might own substantially similar U.S. Treasury bills. The Fund will be considered "covered" with respect to a put option it writes if, so long as it is obligated as the writer of the put option, it deposits and maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option.

         The principal reason for writing call or put options is to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. The Fund receives a premium from writing a call or put option which it retains whether or not the option is exercised. By writing a call option, the Fund might lose the potential for gain on the underlying security while the option is open, and by writing a put option the Fund might become obligated to purchase the underlying securities for more than their current market price upon exercise.

         A futures contract is a firm commitment by two parties: the seller, who agrees to make delivery of the specific type of instrument called for in the contract ("going short"), and the buyer, who agrees to take delivery of the instrument ("going long") at a certain time in the future. Financial futures contracts call for the delivery of particular debt instruments issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government. If the Fund enters into financial futures contracts directly to hedge its holdings of fixed income securities, it would enter into contracts to deliver securities at an undetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would agree to purchase securities in the future at a predetermined price (i.e., "go long") to hedge against a decline in market interest rates.

         The Fund may also enter into currency and other financial futures contracts and write options on such contracts. The Fund intends to enter into such contracts and related options for hedging purposes. The Fund will enter into futures on securities, currencies, or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities or currencies is an agreement to buy or sell securities or currencies during a designated month at whatever price exists at that time. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which remains in effect until the contract is terminated.

         The Fund may sell or purchase currency and other financial futures contracts. When a futures contract is sold by the Fund, the profit on the contract will tend to rise when the value of the underlying securities or currencies declines and to fall when the value of such securities or currencies increases. Thus, the Fund sells futures contracts in order to offset a possible decline in the value of its securities or currencies. If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities or currencies increases and to fall when the value of such securities or currencies declines.

         The Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may buy or sell put and call options for the purpose of closing out its options positions. The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.

Risk Characteristics of Options and Futures. Although options and futures transactions are intended to enable the Fund to manage market, exchange, or interest rate risks, these investment devices can be highly volatile, and the Fund's use of them can result in poorer performance (i.e., the Fund's return may be reduced). The Fund's attempt to use such investment devices for hedging purposes may not be successful. Successful futures strategies require the ability to predict future movements in securities prices, interest rates and other economic factors. When the Fund uses financial futures contracts and options on financial futures contracts as hedging devices, there is a risk that the prices of the securities subject to the financial futures contracts and options on financial futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the financial futures contracts and any related options to react to market changes differently than the portfolio securities. In addition, the Fund's Managers could be incorrect in their expectations and forecasts about the direction or extent of market factors, such as interest rates, securities price movements, and other economic factors. Even if the Fund's Managers correctly predict interest rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments. In these events, the Fund may lose money on the financial futures contracts or the options on financial futures contracts. It is not certain that a secondary market for positions in financial futures contracts or for options on financial futures contracts will exist at all times. Although the Fund's Managers will consider liquidity before entering into financial futures contracts or options on financial futures contracts, there is no assurance that a liquid secondary market on an exchange will exist for any particular financial futures contract or option on a financial futures contract at any particular time. The Fund's ability to establish and close out financial futures contracts and options on financial futures contract positions depends on this secondary market. If the Fund is unable to close out its position due to disruptions in the market or lack of liquidity, the Fund may lose money on the futures contract or option, and the losses to the Fund could be significant.

Derivatives. Derivatives are financial contracts, such as those described above, whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate.

         The Fund may invest in derivatives only if the expected risks and rewards are consistent with its objectives and policies.

         Losses from derivatives can sometimes be substantial. This is true partly because small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of the derivative. Derivatives can also cause the Fund to lose money if the Fund fails to correctly predict the direction in which the underlying asset or economic factor will move.

Investment in Small and Mid-Sized Companies. Investments in securities of little-known, relatively small or mid-sized and special situation companies may tend to be speculative and volatile. A lack of management depth in such companies could increase the risks associated with the loss of key personnel. Also, the material and financial resources of such companies may be limited, with the consequence that funds or external financing necessary for growth may be unavailable. Such companies may also be involved in the development or marketing of new products or services for which there are no established markets. If projected markets do not materialize or only regional markets develop, such companies may be adversely affected or may be subject to the consequences of local events. Moreover, such companies may be insignificant factors in their industries and may become subject to intense competition from larger companies. Securities of companies in which the Fund may invest will frequently be traded only in the over-the-counter market or on regional stock exchanges and will often be closely held. Securities of this type may have limited liquidity and may be subject to wide price fluctuations. As a result of the risk factors described above, to the extent the Fund invests in small and mid-sized companies, the net asset value of the Fund's shares can be expected to vary significantly.

Foreign Investments. Foreign securities may involve additional risks. Specifically, they may be affected by the strength of foreign currencies relative to the U.S. dollar, or by political or economic developments in foreign countries. Accounting procedures and government supervision may be less stringent than those applicable to U.S. companies. There may be less publicly available information about a foreign company than about a U.S. company. Foreign markets may be less liquid or more volatile than U.S. markets and may offer less protection to investors. It may also be more difficult to enforce contractual obligations abroad than would be the case in the U.S. because of differences in the legal systems. Foreign securities may be subject to foreign taxes, which may reduce yield, and may be less marketable than comparable U.S. securities. All these factors are considered by the Fund's Managers before making any of these types of investments.

Foreign Currency Transactions. As discussed above, the Fund may invest in securities of foreign issuers. When the Fund invests in foreign securities, they usually will be denominated in foreign currencies, and the Fund temporarily may hold funds in foreign currencies. Thus, the value of the Fund's shares will be affected by changes in exchange rates.

         As one way of managing exchange rate risk, in addition to entering into currency futures contracts, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Fund will deliver or receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the Managers' ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strength of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The Fund does not intend to enter into foreign currency transactions for speculation or leverage.


Special Risk Considerations Regarding the Multi-Manager Strategy. EIM oversees the portfolio management services provided to the Fund by each of the four Managers. EIM does not, however, determine what investments will be purchased or sold for any segment of the portfolio. Because each Manager will be managing its segment of the portfolio independently from the other Managers, the same security may be held in two different segments of the portfolio, or may be acquired for one segment of the portfolio at a time when the Manager of another segment deems it appropriate to dispose of the security from that other segment. Similarly, under some market conditions, one or more of the Managers may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another Manager or Managers believe continued exposure to the equity markets is appropriate for their segments of the portfolio. Because each Manager directs the trading for its own segment of the portfolio, and does not aggregate its transactions with those of the other Managers, the Fund may incur higher brokerage costs than would be the case if a single investment advisor or Manager were managing the entire portfolio. Also, because each segment of the portfolio will perform differently from the other segments depending upon the investments it holds and changing market conditions, one segment may be larger or smaller at various times than other segments. Net cash inflows or outflows resulting from sales and redemptions of the Fund's shares will, however, continue to be allocated on an equal basis among the four segments of the portfolio without regard to the relative size of the segments. EIM will not reallocate assets among the segments to reduce these differences in size until the assets allocated to one Manager either exceeds 35% or is less than 15% of the Fund's average daily net assets for a period of three consecutive months. In such event EIM may, but is not obligated to, reallocate assets among Managers to provide for a more equal distribution of the Fund's assets.


                                        ORGANIZATION AND SERVICE PROVIDERS

ORGANIZATION

Fund Structure. The Fund is an investment pool, which invests shareholders' money toward a specified goal. The Fund is a diversified series of an open-end, management investment company called Evergreen Equity Trust (the "Trust"). The Trust is a Delaware business trust organized on September 18, 1997.

Board of Trustees. The Trust is supervised by a Board of Trustees that is responsible for representing the interests of shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, the Fund's performance and its contractual arrangements with various service providers.

Shareholder Rights. All shareholders have equal voting, liquidation and other rights. Each share is entitled to one vote for each dollar of net asset value applicable to such share. Shareholders may exchange shares as described under "Exchanges," but will have no other preference, conversion, exchange or preemptive rights. When issued and paid for, shares will be fully paid and nonassessable. Shares of the Fund are redeemable, transferable and freely assignable as collateral. The Trust may establish additional classes or series of shares.

         The Fund does not hold annual shareholder meetings; the Fund may, however, hold special meetings for such purposes as electing or removing Trustees, changing fundamental policies and approving investment advisory agreements or 12b-1 plans. In addition, the Fund is prepared to assist shareholders in communicating with one another for the purpose of convening a meeting to elect Trustees.

SERVICE PROVIDERS


Investment Advisor. The investment advisor of the Fund is the EIM group of FUNB which is a wholly-owned subsidiary of First Union Corporation ("First Union"). First Union is located at 301 South College Street and FUNB is located at 201 South College Street, Charlotte, North Carolina 28288-0630. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States.

         Pursuant to its Investment Advisory and Management Agreement (the "Advisory Agreement") EIM oversees the administration of all aspects of the business and affairs of the Fund and selects, contracts with and compensates Managers to manage the assets of the Fund's portfolio. EIM monitors the Managers for compliance with the investment objectives and policies of the Fund, reviews the performance of the Managers, and periodically reports to the Trust. EIM has the right under the Advisory Agreement to directly manage any or all of the Fund's assets.

         EIM is entitled to receive from the Fund an annual fee equal to 0.95% of average daily net assets of the Fund.

         The Trust and FUNB have received an exemptive order from the Securities and Exchange Commission ("SEC") that permits EIM, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated Manager or Managers for the Fund pursuant to the terms of a new portfolio management agreement, in each case either as a replacement for an existing Manager or as an additional Manager; (b) change the terms of any portfolio management agreement; and (c) continue the employment of an existing Manager on the same advisory contract terms where a contract has been assigned because of a change in control of the Manager. In such circumstances, shareholders would receive notice of such action, including the information concerning the Manager that normally is provided in a proxy statement. The exemptive order also permits disclosure of fees paid to unaffiliated Managers on an aggregate basis only.


         Shareholders have the right to terminate arrangements with a Manager by vote of a majority of the outstanding shares of the Fund. In addition, shareholders have the right to approve, in accordance with current SEC interpretations, any new portfolio management agreements with affiliated Managers.

Manager Oversight. David Francis is primarily responsible for overseeing the Managers. Mr. Francis joined FUNB in 1994 from Federated Investment Counseling, a division of Federated Investors in Pittsburgh, PA, where he managed equities for employee benefit and tax-exempt separate accounts and mutual funds. He is a Senior Vice President, Managing Director and Chief Investment Officer of EIM.





Managers. Subject to the supervision of EIM, each Manager manages a segment of the Fund's portfolio in accordance with the Fund's investment objective and policies, makes investment decisions for the segment, and places orders to purchase and sell securities for the segment. The Fund pays no direct fees to any of the Managers.


         Set forth below is a brief description of the Fund's Managers.


         Evergreen Asset, 2500 Westchester Avenue, Purchase, New York 10577, is a wholly-owned subsidiary of First Union. Evergreen Asset, with its predecessors, has served as investment advisor to the Evergreen mutual funds since 1971.


         MFS, 500 Boylston Street, Boston, Massachusetts 02116, together with its parent company, is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund in the United States. MFS is a subsidiary of Massachusetts Financial Services Company, which is a subsidiary of SunLife of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly-owned subsidiary of SunLife Assurance Company of Canada. As of July 31, 1998, MFS managed more than $87 billion on behalf of over 3.3 million investor accounts.


         Oppenheimer, Two World Trade Center, New York, New York 10048, has operated as an investment advisor since 1959. As of August 31, 1998, Oppenheimer and its subsidiaries managed investment companies with assets of more than $85 billion and with more than 4 million shareholder accounts. Oppenheimer is owned by Oppenheimer Acquisition Corp., a holding company that is owned in part by senior officers of Oppenheimer and controlled by Massachusetts Mutual Life Insurance Company.

         Putnam, One Post Office Square, Boston, Massachusetts 02109, has been managing mutual funds since 1937. As of June 30, 1998, Putnam and its affiliates managed more than $278 billion of assets. Putnam is a subsidiary of Putnam Investments, Inc., which is wholly owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

         Evergreen Asset has entered into a sub-advisory agreement with Lieber & Company, an indirect wholly-owned subsidiary of First Union, which provides that Lieber & Company's research department and staff will furnish Evergreen Asset with information, investment recommendations, advice and assistance, and will generally be available for consultation on the portfolio of the Fund. Lieber & Company will be reimbursed by Evergreen Asset in connection with the rendering of services on the basis of the direct and indirect costs of performing such services. There is no additional charge to the Fund for the services provided by Lieber & Company. The address of Lieber & Company is 2500 Westchester Avenue, Purchase, New York 10577.


         EIM pays the Managers of the Fund sub-advisory fees equal in the aggregate up to .50% of the Fund's average daily net assets. Evergreen Asset, an affiliate of EIM, receives a sub-advisory fee equal to .50% of the first $500 million of the Fund's average daily net assets managed by Evergreen Asset, .40% of the next $500 million of such assets, and .35% of such assets in excess of $1 billion.


Transfer Agent and Dividend Disbursing Agent. Evergreen Service Company ("ESC"), 200 Berkeley Street, Boston, Massachusetts 02116, acts as the Fund's transfer agent and dividend disbursing agent. ESC is an indirect, wholly-owned subsidiary of First Union.


         The Fund pays ESC a fee of $10.00 when a new account is established, plus annual fees as follows:



                                                     Annual Fee Per                   Annual Fee Per

                  Fund Type                           Open Account                    Closed Account

Monthly Dividend Funds                                   $22.75                            $9.00
Quarterly Dividend                                       $21.75                            $9.00
Funds



                                                       -18-




                                                     Annual Fee Per                   Annual Fee Per

                  Fund Type                           Open Account                    Closed Account
                  ---------                           ------------                    --------------
Semiannual Dividend                                      $20.75                            $9.00
Funds
Annual Dividend Funds                                    $20.75                            $9.00
Money Market Funds                                       $22.75                            $9.00



Custodian. State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827, acts as the Fund's custodian.

Principal Underwriter. Evergreen Distributor, Inc. ("EDI"), a subsidiary of The BISYS Group, Inc., located at 125 West 55th Street, New York, New York 10019, is the principal underwriter of the Fund.

Administrator. Evergreen Investment Services, Inc. ("EIS") serves as administrator to the Fund. As administrator, and subject to the supervision and control of the Trust's Board of Trustees, EIS provides the Fund with facilities, equipment and personnel. For its services as administrator, EIS is entitled to receive a fee based on the aggregate average daily net assets of the Fund at a rate based on the total assets of all mutual funds administered by EIS for which any affiliate of FUNB serves as investment advisor. The administration fee is calculated in accordance with the following schedule.


Administration Fee
                0.050%                  on the first $7 billion
                0.035%                  on the next $3 billion
                0.030%                  on the next $5 billion
                0.020%                  on the next $10 billion
                0.015%                  on the next $5 billion
                0.010%                  on assets in excess of $30 billion

                                         PURCHASE AND REDEMPTION OF SHARES

HOW TO BUY SHARES

         Class Y shares are offered at net asset value without a front-end sales charge or a contingent deferred sales load. Class Y shares are only offered to
(1) persons who at or prior to December 31, 1994 owned shares in a mutual fund advised by Evergreen Asset, (2) certain institutional investors and (3) investment advisory clients of FUNB, Evergreen Asset, Evergreen Investment Management Company ("EIMC"), Meridian Investment Company ("Meridian"), First International Advisors, Ltd.

("First International") or their affiliates.

         Eligible investors may purchase Class Y shares of the Fund through broker-dealers, banks or other financial intermediaries, or directly through EDI. In addition, you may purchase Class Y shares of the Fund by mailing to the Fund, c/o ESC, P.O. Box 2121, Boston, Massachusetts 02106-2121, a completed application and a check payable to the Fund. You may also telephone 1-800-343-2898 to obtain the number of an account to which you can wire or electronically transfer funds and then send in a completed application. The minimum initial investment is $1,000, which may be waived in certain situations. Subsequent investments in any amount may be made by check, by wiring federal funds, by direct deposit or by an electronic funds transfer.

     There is no minimum amount for subsequent investments. Investments of $25 or more are allowed under the Systematic Investment Plan. See the application for more information. Only Class Y shares are offered through this prospectus. (See "General Information -- Other Classes of Shares.")

How the Fund Values Its Shares. The net asset value of each class of shares of the Fund is calculated by dividing the value of the amount of the Fund's net assets attributable to that class by the number of outstanding shares of that class. Shares are valued each day the New York Stock Exchange (the "Exchange") is open as of the close of regular trading (currently 4:00 p.m. eastern time). The securities in the Fund are valued at their current market values determined on the basis of market quotations or, if such quotations are not readily available, such other methods as the Trustees believe would accurately reflect fair value.

Additional Purchase Information. As a condition of this offering, if a purchase is canceled due to nonpayment or because an investor's check does not clear, the investor will be responsible for any loss the Fund or its investment advisor incurs. If such investor is an existing shareholder, the Fund may redeem shares from an investor's account to reimburse the Fund or its investment advisor for any loss. In addition, such investor may be prohibited or restricted from making further purchases in any of the Evergreen funds. The Fund will not accept third party checks other than those payable directly to a shareholder whose account has been in existence at least 30 days.

HOW TO REDEEM SHARES

         You may "redeem" (i.e., sell) your Class Y shares in the Fund to the Fund for cash at their net redemption value on any day the Exchange is open, either directly by writing to the Fund, c/o ESC, or through your financial intermediary. The amount you will receive is the net asset value adjusted for fractions of a cent next calculated after the Fund receives your request in proper form. Proceeds generally will be sent to you within seven days. However, for shares recently purchased by check, the Fund will not send proceeds until it is reasonably satisfied that the check has been collected (which may take up to 15 days). Once a redemption request has been telephoned or mailed, it is irrevocable and may not be modified or canceled.

Redeeming Shares Through Your Financial Intermediary. The Fund must receive instructions from your financial intermediary before 4:00 p.m. (eastern time) for you to receive that day's net asset value. Your financial intermediary is responsible for furnishing all necessary documentation to the Fund and may charge you for this service. Certain financial intermediaries may require that you give instructions earlier than 4:00 p.m. (eastern time).

Redeeming Shares Directly by Mail or Telephone. You may redeem by mail by sending a signed letter of instruction or stock power form to the Fund, c/o ESC (the registrar, transfer agent and dividend-disbursing agent for the Fund). Stock power forms are available from your financial intermediary, ESC, and many commercial banks. Additional documentation is required for the sale of shares by corporations, financial intermediaries, fiduciaries and surviving joint owners. Signature guarantees are required for all redemption requests for shares with a value of more than $50,000. Currently, the requirement for a signature guarantee has been waived on redemptions of $50,000 or less when the account address of record has been the same for a minimum period of 30 days. The Fund and ESC reserve the right to withdraw this waiver at any time. A signature guarantee must be provided by a bank or trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable under the Securities Exchange Act of 1934 and ESC's policies.

     Shareholders may redeem amounts of $1,000 or more (up to $50,000) from their accounts by calling the telephone number on the front page of this prospectus between the hours of 8:00 a.m. and 6:00 p.m. (eastern time) each business day (i.e., any weekday exclusive of days on which the Exchange or ESC's offices are closed). The Exchange is closed on New Years Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day,

Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Redemption requests received after 4:00 p.m. (eastern time) will be processed using the net asset value determined on the next business day. Such redemption requests must include the shareholder's account name, as registered with the Fund, and the account number. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone redemptions. If you cannot reach the Fund by telephone, you should follow the procedures for redeeming by mail or through a broker-dealer as set forth herein. The telephone redemption service is not made available to shareholders automatically. Shareholders wishing to use the telephone redemption service must complete the appropriate section on the application and choose how the redemption proceeds are to be paid. Redemption proceeds will either (1) be mailed by check to the shareholder at the address in which the account is registered or (2) be wired to an account with the same registration as the shareholder's account in the Fund at a designated commercial bank.

         In order to insure that instructions received by ESC are genuine when you initiate a telephone transaction, you will be asked to verify certain criteria specific to your account. At the conclusion of the transaction, you will be given a transaction number confirming your request, and written confirmation of your transaction will be mailed the next business day. Your telephone instructions will be recorded. Redemptions by telephone are allowed only if the address and bank account of record have been the same for a minimum period of 30 days. The Fund reserves the right at any time to terminate, suspend, or change the terms of any redemption method described in this prospectus, except redemption by mail, and to impose fees.

         Except as otherwise noted, the Fund, ESC, and EDI will not assume responsibility for the authenticity of any instructions received by any of them from a shareholder in writing, over the Evergreen Express Line (described below), or by telephone. ESC will employ reasonable procedures to confirm that instructions received over the Evergreen Express Line or by telephone are genuine. The Fund, ESC, and EDI will not be liable when following instructions received over the Evergreen Express Line or by telephone that ESC reasonably believes are genuine.

Evergreen Express Line. The Evergreen Express Line offers you specific fund account information and price and yield quotations as well as the ability to do account transactions, including investments, exchanges and redemptions. You may access the Evergreen Express Line by dialing toll free 1-800-346-3858 on any touch-tone telephone, 24 hours a day, seven days a week.

General. The sale of shares is a taxable transaction for federal income tax purposes. The Fund may temporarily suspend the right to redeem its shares when:
(1) the Exchange is closed,  other than customary  weekend and holiday closings;
(2) trading on the Exchange is restricted; (3) an emergency exists and the Fund cannot dispose of its investments or fairly determine their value; or (4) the SEC so orders. The Fund reserves the right to close an account that through redemption has fallen below $1,000 and has remained so for 30 days. Shareholders will receive 60 days' written notice to increase the account value to at least $1,000 before the account is closed. The Fund has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Fund is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of the Fund's total net assets, during any 90 day period for any one shareholder.

EXCHANGE PRIVILEGE

How to Exchange Shares. You may exchange some or all of your Class Y shares for shares of the same class in other Evergreen funds through your financial intermediary, by calling or writing to ESC or by using the Evergreen Express Line as described above. Once an exchange request has been telephoned or mailed, it is irrevocable and may not be modified or canceled. Exchanges will be made on the basis of the relative net asset values of the shares exchanged next determined after an exchange request is received. An exchange which represents an initial investment in another Evergreen fund is subject to the minimum investment and suitability requirements of each fund.

         Each of the Evergreen funds has different investment objectives and policies. For more information, a prospectus of the fund into which an exchange will be made should be read prior to the exchange. An exchange order must comply with the requirement for a redemption or repurchase order and must specify the dollar value or number of shares to be exchanged. An exchange is treated for federal income tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss. Shareholders are limited to five exchanges per calendar year, with a maximum of three per calendar quarter. This exchange privilege may be modified or discontinued at any time by the Fund upon 60 days' notice to shareholders and is only available in states in which shares of the fund being acquired may lawfully be sold.

Exchanges Through Your Financial Intermediary. The Fund must receive exchange instructions from your financial intermediary before 4:00 p.m. (eastern time) for you to receive that day's net asset value. Your financial intermediary is responsible for furnishing all necessary documentation to the Fund and may charge you for this service.

Exchanges By Telephone and Mail. Exchange requests received by the Fund after 4:00 p.m. (eastern time) will be processed using the net asset value determined at the close of the next business day. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone exchanges. You should follow the procedures outlined below for exchanges by mail if you are unable to reach ESC by telephone. If you wish to use the telephone exchange service you should indicate this on the application. As noted above, the Fund will employ reasonable procedures to confirm that instructions for the redemption or exchange of shares communicated by telephone are genuine. A telephone exchange may be refused by the Fund or ESC if it is believed advisable to do so. Procedures for exchanging Fund shares by telephone may be modified or terminated at any time. Written requests for exchanges should follow the same procedures outlined for written redemption requests in the section entitled "How to Redeem Shares;" however, no signature guarantee is required.

SHAREHOLDER SERVICES

         The  Fund  offers  the  following   shareholder   services.   For  more
information about these services or your account, contact your financial intermediary, ESC or call the toll-free number on the front page of this prospectus. Some services are described in more detail in the application.

Systematic Investment Plan. Under a Systematic Investment Plan, you may invest as little as $25 per month to purchase shares of the Fund with no minimum initial investment required.

Telephone Investment Plan. You may make investments into an existing account electronically in amounts of not less than $100 or more than $10,000 per investment. Telephone investment requests received by 4:00 p.m. (eastern time) will be credited to a shareholder's account the day the request is received.

Systematic Withdrawal Plan. When an account of $10,000 or more is opened or when an existing account reaches that size, you may participate in the Systematic Withdrawal Plan by filling out the appropriate part of the application. Under this Plan, you may receive (or designate a third party to receive) a monthly or quarterly fixed-withdrawal payment in a stated amount of at least $75 and as much as 1.0% per month or 3.0% per quarter of the total net asset value of the Fund shares in your account when the Plan was opened. Fund shares will be redeemed as necessary to meet withdrawal payments. All participants must elect to have their dividends and capital gains distributions reinvested automatically.

Automatic Reinvestment Plan. For the convenience of investors, all dividends and distributions are automatically reinvested in full and fractional shares of the Fund at the net asset value per share at the close of business on the record date, unless otherwise requested by a shareholder in writing. If the transfer agent does not receive a written request for subsequent dividends and/or distributions to be paid in cash at least three full business days prior to a given record date, the dividends and/or distributions to be paid to a shareholder will be reinvested.

Dollar Cost Averaging. Through dollar cost averaging you can invest a fixed dollar amount each month or each quarter in any Evergreen fund. This results in more shares being purchased when the selected fund's net asset value is relatively low and fewer shares being purchased when the fund's net asset value is relatively high and may result in a lower average cost per share than a less systematic investment approach.

         Prior to participating in dollar cost averaging, you must establish an account in a fund. You should designate on the application (1) the dollar amount of each monthly or quarterly investment you wish to make, and (2) the fund in which the investment is to be made. Thereafter, on the first day of the designated month, an amount equal to the specified monthly or quarterly investment will automatically be redeemed from your initial account and invested in shares of the designated fund.

Two Dimensional Investing. You may elect to have income and capital gains distributions from any Evergreen fund shares you own automatically invested to purchase the same class of shares of any other Evergreen fund. You may select this service on your application and indicate the Evergreen fund(s) into which distributions are to be invested.

Tax Sheltered Retirement Plans. The Fund has various retirement plans available to eligible investors, including Individual Retirement Accounts (IRAs); Rollover IRAs; Simplified Employee Pension Plans (SEPs); Salary Incentive Match Plan for Employees (SIMPLEs); Tax Sheltered Annuity Plans; 403(b)(7) Plans; 401(k) Plans; Keogh Plans; Profit-Sharing Plans; Medical Savings Accounts; Pension and Target Benefit and Money Purchase Plans.

For details, including fees and application forms, call toll free 1-800-247-4075 or write to ESC.

BANKING LAWS

         The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered open-end investment companies such as the Fund. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment advisor, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of its customer. FUNB and its affiliates are subject to and in compliance with the aforementioned laws and regulations.

         Changes to applicable laws and regulations or future judicial or administrative decisions could result in FUNB or its affiliates being prevented from continuing to perform the services required under the investment advisory contract or from acting as agent in connection with the purchase of shares of the Fund by its customers. If FUNB or its affiliates were prevented from continuing to provide the services called for under the investment advisory agreement, it is expected that the Trustees would identify, and call upon the Fund's shareholders to approve, a new investment advisor. If this were to occur, it is not anticipated that the shareholders of the Fund would suffer any adverse financial consequences.

                                                 OTHER INFORMATION

DIVIDENDS, DISTRIBUTIONS AND TAXES

         The Fund intends to distribute its investment company taxable income annually and net capital realized gains at least annually. Shareholders receive Fund distributions in the form of additional shares of that class of shares upon which the distribution is based or, at the shareholder's option, in cash. Shareholders of the Fund who have not opted to receive cash prior to the payable date for any dividend from net investment income or the record date for any capital gains distribution will have the number of such shares determined on the basis of the Fund's net asset value per share computed at the end of that day after adjustment for the distribution. Net asset value is used in computing the number of shares in both capital gains and income distribution investments.

         Account statements and/or checks, as appropriate, will be mailed within seven days after the Fund pays a distribution. Unless the Fund receives instructions to the contrary before the record or payable date, as the case may be, it will assume that a shareholder wishes to receive that distribution and future capital gains and income distributions in shares. Instructions continue in effect until changed in writing.

         The Fund intends to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). While so qualified, it is expected that the Fund will not be required to pay any federal income taxes on that portion of its investment company taxable income and any net realized capital gains it distributes to shareholders. The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as the Fund, to the extent they do not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting such distribution requirements.

         Any taxable dividend declared in October, November or December to shareholders of record in such a month and paid by the following January 31 will be includable in the taxable income of shareholders as if paid on December 31 of the year in which the dividend was declared.

         The Fund may be subject to foreign withholding taxes which would reduce the yield on its investments. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes. Shareholders of the Fund who are subject to U.S. federal income tax may be entitled, subject to certain rules and limitations, to claim a federal income tax credit or deduction for foreign income taxes paid by the Fund. See the SAI for additional details. The Fund's transactions in options, futures and forward contracts may be subject to special tax rules. These rules can affect the amount, timing and characteristics of distributions to shareholders.

         The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions (if any) and redemptions) paid to certain shareholders. In order to avoid this backup withholding requirement, each investor must certify on the application, or on a separate form supplied by the Fund's transfer agent, that the investor's social security or taxpayer identification number is correct and that the investor is not currently subject to backup withholding or is exempt from backup withholding.

         The Fund intends to distribute its net capital gains as capital gains dividends. Shareholders should treat such dividends as long-term capital gains. The Fund will designate capital gains distributions as such by a written notice mailed to each shareholder no later than 60 days after the close of the Fund's taxable year. If a shareholder receives a capital gain dividend and holds his shares for six months or less, then any allowable loss on disposition of such shares will be treated as a long-term capital loss to the extent of such capital gain dividend.

         The foregoing discussion of federal income tax consequences is based on tax laws and regulations in effect on the date of this prospectus and is subject to change by legislative or administrative action. As the foregoing discussion is for general information only, you should also review the discussion of "Additional Tax Information" contained in the SAI. In addition, you should consult your own tax advisor as to the tax consequences of investments in the Fund, including the application of state and local taxes which may be different from the federal income tax consequences described above.

GENERAL INFORMATION


Portfolio Turnover and Brokerage. The estimated annual portfolio turnover rate for the Fund is not expected to exceed 100%. A portfolio turnover rate of 100% would occur if all of the Fund's portfolio securities were replaced in one year. The portfolio turnover rate experienced by the Fund directly affects the transaction costs relating to the purchase and sale of securities which the Fund bears directly. A high rate of portfolio turnover will increase such costs. It is contemplated that Lieber & Company, an affiliate of Evergreen Asset and a member of the New York and American Stock Exchanges, will, with respect to the assets of the Fund managed by Evergreen Asset and to the extent practicable, effect substantially all of the portfolio transactions for Evergreen Asset's portion of the Fund effected on those exchanges. In addition, broker-dealers affiliated with MFS, Oppenheimer and Putnam may be utilized by these Managers to effect portfolio transactions for the Fund. See the SAI for further information regarding the practices of the Fund affecting portfolio turnover and brokerage allocation practices.


Portfolio Transactions. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Fund may consider sales of its shares as a factor in the selection of broker-dealers to enter into portfolio transactions with the Fund.

Other Classes of Shares. The Fund currently offers four classes of shares, Class A, Class B, Class C and Class Y and may in the future offer additional classes. Class Y shares are the only class of shares offered by this prospectus and are only available to (1) persons who at or prior to December 31, 1994 owned shares in a mutual fund advised by Evergreen Asset, (2) certain institutional investors and (3) investment advisory clients of FUNB, Evergreen Asset, EIMC, Meridian, First International or their affiliates. The dividends payable with respect to Class A, Class B and Class C shares will be less than those payable with respect to Class Y shares due to the distribution and shareholder servicing-related expenses borne by Class A, Class B and Class C shares and the fact that such expenses are not borne by Class Y shares. Investors should telephone (800) 343-2898 to obtain more information on other classes of shares.

Performance Information. From time to time, the Fund may quote its "total return" or "yield" for a specified period in advertisements, reports or other communications to shareholders. Total return and yield are computed separately for Class A, Class B, Class C and Class Y shares. The Fund's total return for each such period is computed by finding, through the use of a formula prescribed by the SEC, the average annual compounded rate of return over the period that would equate an assumed initial amount invested to the value of the investment at the end of the period. For purposes of computing total return, dividends and capital gains distributions paid on shares of the Fund are assumed to have been reinvested when paid and the maximum sales charges applicable to purchases of the Fund's shares are assumed to have been paid.

         Yield is a way of showing the rate of income the Fund earns on its investments as a percentage of the Fund's share price. The Fund's yield is calculated according to accounting methods that are standardized by the SEC for all stock and bond funds. Because yield accounting methods differ from the method used for other accounting purposes, the Fund's yield may not equal its distribution rate, the income paid to your account or the net investment income reported in the Fund's financial statements. To calculate yield, the Fund takes the interest and dividend income it earned from its portfolio of investments (as defined by the SEC formula) for a 30-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on the Fund's share price at the end of the 30-day period. This yield does not reflect gains or losses from selling securities.

         Performance data may be included in any advertisement or sales literature of the Fund. These advertisements may quote performance rankings or ratings of the Fund by financial publications or independent organizations such as Lipper Analytical Services, Inc. and Morningstar, Inc. or may compare the Fund's performance to various indices. The Fund may also advertise in items of sales literature an "actual distribution rate" which is computed by dividing the total ordinary income distributed (which may include the excess of short-term capital gains over losses) to shareholders for the latest 12-month period by the maximum public offering price per share on the last day of the period. Investors should be aware that past performance may not be indicative of future results.

         In marketing the Fund's shares, information may be provided that is designed to help individuals understand their investment goals and explore various financial strategies. Such information may include publications describing general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; a questionnaire designed to help create a personal financial profile; and an action plan offering investment alternatives. The information provided to investors may also include discussions of other Evergreen funds, products, and services, which may include: retirement investing; brokerage products and services; the effects of periodic investment plans and dollar cost averaging; saving for college; and charitable giving. In addition, the information provided to investors may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques. EDI may also reprint, and use as advertising and sales literature, articles from Evergreen Events, a quarterly magazine provided free of charge to Evergreen fund shareholders.

Year 2000 Risks. Like other investment companies, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Fund's investment advisor and the Fund's other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund's investment advisor is taking steps to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain assurances that comparable steps are being taken by the Fund's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund.


Additional Information. This prospectus and the SAI, which has been incorporated by reference herein, do not contain all the information set forth in the Registration Statement filed by the Trust with the SEC under the 1933 Act. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C.

Investment Advisor

 Evergreen Investment Management  group of First
Union National Bank, 201 South College Street, Charlotte, North

Carolina  28288

Managers
Evergreen Asset Management Corp., 2500 Westchester Avenue,
Purchase, New York  10577

MFS Institutional Advisors, Inc., 500 Boylston Street, Boston,
Massachusetts 02116

OppenheimerFunds, inc., Two World Trade Center, New York, New
York, 10048

Putnam Investment Management, Inc., One Post Office Square,
Boston, Massachusetts  02109

Custodian
State Street Bank and Trust Company, P.O. Box 9021, Boston,
Massachusetts 02205-9827

Transfer Agent
Evergreen Service Company, P.O. Box 2121, Boston, Massachusetts
02106-2121

Legal Counsel
Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W.,
Washington, D.C. 20036

Independent Auditors
KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts
02110

Distributor
Evergreen Distributor, Inc., 125 W. 55th Street, New York, New
York 10019

                             EVERGREEN EQUITY TRUST
                               200 Berkeley Street
                           Boston, Massachusetts 02116
                                 (800) 633-2700

                              DOMESTIC GROWTH FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

February 1, 1998, as amended August 3, 1998, September 1, 1998 and January 4,
1999

                          Evergreen Fund ("Evergreen")
                       Evergreen Micro Cap Fund ("Micro")
                 Evergreen Aggressive Growth Fund ("Aggressive")
                         Evergreen Omega Fund ("Omega")
                  Evergreen Small Company Growth Fund ("Small")
                  Evergreen Strategic Growth Fund ("Strategic")
                     Evergreen Stock Selector Fund ("Stock")
                   Evergreen Tax Strategic Equity Fund ("Tax")
                       Evergreen Masters Fund ("Masters")
                     (Each a "Fund"; together, the "Funds")

                      Each Fund is a series of an open-end
                     management investment company known as
                      Evergreen Equity Trust (the "Trust").



         This Statement of Additional Information as amended ("SAI") pertains to all classes of shares of the Funds listed above. It is not a prospectus and should be read in conjunction with the prospectuses of Evergreen, Micro, Aggressive, Omega, Small, Strategic and Stock dated February 1, 1998 as amended August 3, 1998, the prospectuses of Tax dated September 1, 1998 and the prospectuses of Masters dated January 4, 1999, as supplemented from time to time. The Funds are offered through two separate prospectuses: one offering Class A, Class B and Class C shares of each Fund and one offering Class Y shares of all but Strategic. You may obtain any of these prospectuses from Evergreen Distributor, Inc.

                                                 TABLE OF CONTENTS


INVESTMENT POLICIES...............................................................................................3
         FUNDAMENTAL INVESTMENT POLICIES..........................................................................3
         ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES............................................4

MANAGEMENT OF THE TRUST..........................................................................................10

PRINCIPAL HOLDERS OF FUND SHARES.................................................................................13


INVESTMENT ADVISORY AND OTHER SERVICES........................................................................ 21
         INVESTMENT ADVISORS.................................................................................. 21
         INVESTMENT ADVISORY AGREEMENTS....................................................................... 21
         DISTRIBUTOR.......................................................................................... 23
         DISTRIBUTION PLANS AND AGREEMENTS.................................................................... 23
         ADDITIONAL SERVICE PROVIDERS......................................................................... 24

BROKERAGE..................................................................................................... 25
         BROKERAGE COMMISSIONS................................................................................ 25
         SELECTION OF BROKERS................................................................................. 25
         SIMULTANEOUS TRANSACTIONS............................................................................ 26

TRUST ORGANIZATION............................................................................................ 26
         FORM OF ORGANIZATION................................................................................. 26
         DESCRIPTION OF SHARES................................................................................ 26
         VOTING RIGHTS........................................................................................ 27
         LIMITATION OF TRUSTEES' LIABILITY.................................................................... 27

PURCHASE, REDEMPTION AND PRICING OF SHARES.................................................................... 27
         HOW THE FUNDS OFFER SHARES TO THE PUBLIC............................................................. 27
         CONTINGENT DEFERRED SALES CHARGE..................................................................... 28
         SALES CHARGE WAIVERS OR REDUCTIONS................................................................... 28
         EXCHANGES............................................................................................ 30
         CALCULATION OF NET ASSET VALUE PER SHARE ("NAV") .................................................... 31
         VALUATION OF PORTFOLIO SECURITIES.................................................................... 31
         SHAREHOLDER SERVICES................................................................................. 31

PRINCIPAL UNDERWRITER......................................................................................... 32

ADDITIONAL TAX INFORMATION.................................................................................... 32
         REQUIREMENTS FOR QUALIFICATION AS A REGULATED INVESTMENT COMPANY..................................... 32
         TAXES ON DISTRIBUTIONS............................................................................... 33
         TAXES ON THE SALE OR EXCHANGE OF FUND SHARES......................................................... 34
         OTHER TAX CONSIDERATIONS............................................................................. 34

FINANCIAL INFORMATION......................................................................................... 34
         EXPENSES ............................................................................................ 34
         BROKERAGE COMMISSIONS PAID........................................................................... 36
         COMPUTATION OF CLASS A OFFERING PRICE................................................................ 37
         PERFORMANCE.......................................................................................... 37

ADDITIONAL INFORMATION........................................................................................ 40


                                                        -2-





APPENDIX A......................................................................................................A-1

                                                INVESTMENT POLICIES


FUNDAMENTAL INVESTMENT POLICIES

         Each Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Where necessary, an explanation beneath a fundamental policy describes a Fund's practices with respect to that policy, as allowed by current law. If the law governing a policy changes, the Fund's practices may change accordingly without a shareholder vote. Unless otherwise stated, all references to the assets of the Fund are in terms of current market value.

         1.       DIVERSIFICATION

         Each Fund may not make any investment that is inconsistent with its classification as a diversified investment company under the 1940 Act.

                  FURTHER EXPLANATION OF DIVERSIFICATION POLICY

         To remain classified as a diversified investment company under the 1940 Act, each Fund must conform with the following: With respect to 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. These limitations do not apply to investments in securities issued or guaranteed by the United States ("U.S.") government or its agencies or instrumentalities.

         2.       CONCENTRATION

         Each Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S.
government or its agencies or instrumentalities).

         FURTHER EXPLANATION OF CONCENTRATION POLICY

         Each Fund may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         3.       ISSUING SENIOR SECURITIES

         Except as permitted under the 1940 Act, each Fund may not issue senior securities.

         4. Each Fund may not borrow money, except to the extent permitted by applicable law.

         FURTHER EXPLANATION OF BORROWING POLICY

         Each Fund may borrow from banks or enter into reverse repurchase agreements in an amount up to 33 1/3% of its total assets (including the amount borrowed), taken at market value. Each Fund may also borrow up to an additional 5% of its total assets from banks or others. Each Fund may borrow only as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. Each Fund may not purchase additional securities when borrowings exceed 5% of its total assets. Each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. Each Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

         5.       UNDERWRITING

         Each Fund may not underwrite securities of other issuers, except insofar as each Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

         6.       REAL ESTATE

         Each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, each Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

         7.       COMMODITIES

         Each Fund may not purchase or sell commodities or contracts on commodities, except to the extent that each Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

         8.       LENDING

         Each Fund may not make loans to other persons, except that each Fund may lend its portfolio securities in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

         FURTHER EXPLANATION OF LENDING POLICY

         To generate income and offset expenses, each Fund may lend portfolio securities to broker-dealers and other financial institutions in an amount up to 33 1/3% of its total assets, taken at market value. While securities are on loan, the borrower will pay a Fund any income accruing on the security. Each Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Gains or losses in the market value of a security lent will affect a Fund and its shareholders.

         When a Fund lends it securities, it will require the borrower to give the Fund collateral in cash or government securities. The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. A Fund has the right to call a loan and obtain the securities lent at any time on notice of not more than five business days. A Fund may pay reasonable fees in connection with such loans.

ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES

U.S. Government Securities

         Each Fund may invest in securities issued or guaranteed by U.S. Government agencies or instrumentalities.

         These securities are backed by (1) the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities or (2) the credit of the agency or instrumentality issuing the obligations.

     Some government agencies and instrumentalities may not receive financial support from the U.S. Government. Examples of such agencies are:

     (i) Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives;

         (ii)     Farmers Home Administration;

         (iii)    Federal Home Loan Banks;

         (iv)     Federal Home Loan Mortgage Corporation;

         (v)      Federal National Mortgage Association; and

         (vi)     Student Loan Marketing Association.


         Securities Issued by the Government National Mortgage Association ("GNMA")

         The Funds may invest in securities issued by the GNMA, a corporation wholly-owned by the U.S. Government. GNMA securities or "certificates" represent ownership in a pool of underlying mortgages. The timely payment of principal and interest due on these securities is guaranteed.

         Unlike conventional bonds, the principal on GNMA certificates is not paid at maturity but over the life of the security in scheduled monthly payments. While mortgages pooled in a GNMA certificate may have maturities of up to 30 years, the certificate itself will have a shorter average maturity and less principal volatility than a comparable 30-year bond.

         The market value and interest yield of GNMA certificates can vary due not only to market fluctuations, but also to early prepayments of mortgages within the pool. Since prepayment rates vary widely, it is impossible to accurately predict the average maturity of a GNMA pool. In addition to the guaranteed principal payments, GNMA certificates may also make unscheduled principal payments resulting from prepayments on the underlying mortgages.

         Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, they may be less effective as a means of locking in attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, prepayments are likely to increase as the holders of the underlying mortgages seek refinancing. As a result, the value of a GNMA certificate is not likely to rise as much as the value of a comparable debt security would in response to same decline. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price compared to its par value, which may result in a loss.

When-Issued, Delayed-Delivery and Forward Commitment Transactions

         The Funds may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

         The Funds may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, a Fund may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

         Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis, a Fund will hold liquid assets worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

         Purchases made under such conditions are a form of leveraging and may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the Fund. Leverage may cause any gains or losses of a Fund to be magnified. In addition, when a Fund engages in such purchases, it relies on the other party to consummate the sale. If the other party fails to perform its obligations, the Fund may miss the opportunity to obtain a security at a favorable price or yield.

Loans of Securities

         To generate income, each Fund may lend to broker-dealers and other financial institutions portfolio securities valued at up to 33 1/3% of a Fund's total assets. A Fund will require borrowers to provide collateral in cash or government securities at least equal to the value of the securities loaned. A Fund may invest such collateral in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest-bearing cash equivalents. While securities are on loan, the borrower will pay a Fund any income accruing on the security.

         Each Fund may make loans only to borrowers which meet credit standards set by the Board of Trustees. Income to be earned from the loan must justify the attendant risks. If a borrower fails financially, a Fund may have difficulty recovering the securities lent or may lose its right to the collateral.

         Each Fund has the right to call a loan and obtain the securities lent upon giving notice of not more than five business days.

Repurchase Agreements

         The Funds may enter into repurchase agreements with entities that are registered as U.S. Government securities dealers, including member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. Government securities or other financial institutions believed by the Advisor (as defined later) to be creditworthy. In a repurchase agreement, a Fund obtains a security and simultaneously commits to return the security to the seller at a set price (including principal and interest) within a period of time usually not exceeding seven days. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

         A Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from a Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. Each Fund's Advisor or Manager believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the Advisor or Manager to be creditworthy pursuant to guidelines established by the Board of Trustees.

Reverse Repurchase Agreements

         Each Fund may enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

         The use of reverse repurchase agreements may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

         When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Options

         The Funds may buy or sell (i.e., write) put and call options on securities they hold or intend to acquire. The Funds may also buy and sell options on financial futures contracts. The Funds will use options as a hedge against decreases or increases in the value of securities they hold or intends to acquire. The Funds may purchase put and call options for the purpose of offsetting previously written put and call options of the same series.

         The Funds may write only covered options. With regard to a call option, this means that a Fund will own, for the life of the option, the securities subject to the call option. Each Fund will cover put options by holding, in a segregated account, liquid assets having a value equal to or greater than the price of securities subject to the put option. If a Fund is unable to effect a closing purchase transaction with respect to the covered options it has sold, it will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised.

Futures Transactions

         Each Fund may enter into financial futures contracts and write options on such contracts. Each Fund intends to enter into such contracts and related options for hedging purposes. Each Fund will enter into futures contracts on securities or indices in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities is an agreement to buy or sell securities at a specified price during a designated month. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. A Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated.

         Each Fund may sell or purchase futures contracts. When a futures contract is sold by a Fund, the value of the contract will tend to rise when the value of the underlying securities declines and to fall when the value of such securities increases. Thus, each Fund sells futures contracts in order to offset a possible decline in the value of its securities. If a futures contract is purchased by a Fund, the value of the contract will tend to rise when the value of the underlying securities increases and to fall when the value of such securities declines. Each Fund intends to purchase futures contracts in order to establish what is believed by the Advisor or Manager to be a favorable price and rate of return for securities the Fund intends to purchase.

         Each Fund also intends to purchase put and call options on futures contracts for hedging purposes. A put option purchased by a Fund would give it the right to assume a position as the seller of a futures contract. A call option purchased by a Fund would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires a Fund to pay a premium. In exchange for the premium, a Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, a Fund's loss will be limited to the amount of the premium and any transaction costs.

         Each Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions. A Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that a Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.

         Although futures and options transactions are intended to enable a Fund to manage market or interest rate risk, unanticipated changes in interest rates or market prices could result in poorer performance than if it had not entered into these transactions. Even if the Advisor or Manager correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of a Fund's futures position did not correspond to changes in the value of its investments. This lack of correlation between a Fund's futures and securities positions may be caused by differences between the futures and securities markets or by differences between the securities underlying a Fund's futures position and the securities held by or to be purchased for a Fund. Each Fund's Advisor or Manager will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.

         The Funds do not intend to use futures transactions for speculation or leverage. Each Fund has the ability to write options on futures, but currently intends to write such options only to close out options purchased by a Fund. Each Fund will not change these policies without supplementing the information in the prospectus and SAI.

         The Funds will not maintain open positions in futures contracts they have sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of their securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, each Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

         "Margin" in Futures Transactions

         Unlike the purchase or sale of a security, the Funds do not pay or receive money upon the purchase or sale of a futures contract. Rather, each Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by a Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

         A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day, a Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, a Fund will mark-to-market its open futures positions. The Funds are also required to deposit and maintain margin when they write call options on futures contracts.

Foreign Securities (Omega, Small, Strategic, Stock, Tax and Masters)

         Each Fund may invest in foreign securities or U.S. securities traded in foreign markets. Permissible investments may consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit, and investments in Canadian commercial paper, foreign securities and Europaper. These instruments may subject a Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers. Such risks include future adverse political and economic developments; the possible imposition of withholding taxes on interest or other income; the possible seizure, nationalization, or expropriation of foreign deposits; the possible establishment of exchange controls or taxation at the source; greater fluctuations in value due to changes in exchange rates; or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S.
banks.

Foreign Currency Transactions (Omega, Small, Strategic, Tax and Masters)

         As one way of managing exchange rate risk, each Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency a Fund will deliver and receive when the contract is completed) is fixed when a Fund enters into the contract. A Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. Each Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if a Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although each Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the Advisor's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of a Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and a Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by each Fund. Each Fund may also purchase and sell options related to foreign currencies in connection with hedging strategies.

Illiquid and Restricted Securities

         Each Fund may not invest more than 15% of its net assets in securities that are illiquid. A security is illiquid when a Fund cannot dispose of it in the ordinary course of business within seven days at approximately the value at which each Fund has the investment on its books.

         Each Fund may invest in "restricted securities," i.e., securities subject to restrictions on resale under federal securities laws. Rule 144A under the Securities Act of 1933 ("Rule 144A") allows certain restricted securities to trade freely among qualified institutional investors. Since Rule 144A securities may have limited markets, the Board of Trustees will determine whether such securities should be considered illiquid for the purpose of determining a Fund's compliance with the limit on illiquid securities indicated above. In determining the liquidity of Rule 144A securities, the Trustees will consider: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades.

Investment in Other Investment Companies

         Each Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act. Currently, each Fund may not (1) own more than 3% of the outstanding voting stock of another investment company, (2) invest more than 5% of its assets in any single investment company, and (3) invest more than 10% of its assets in investment companies. However, each Fund may invest all of its investable assets in securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as each Fund.

Short Sales

         Each Fund may not make short sales of securities or maintain a short position unless, at all times when a short position is open, it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short. Each Fund may effect a short sale in connection with an underwriting in which a Fund is a participant.

                                              MANAGEMENT OF THE TRUST


         The Trust is supervised by a Board of Trustees that is responsible for representing the interest of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, the Fund's performance and its contractual arrangements with various service providers.

         The Trust has an Executive Committee which consists of the Chairman of the Board, James Howell, and Messrs. Scofield and Salton, each of whom is an Independent Trustee. The Executive Committee recommends Trustees to fill vacancies, prepares the agenda for Board meetings and acts on routine matters between scheduled Board meetings.

         Set forth below are the Trustees and officers of the Trust and their principal occupations and some of their affiliations over the last five years. Unless otherwise indicated, the address for each Trustee and officer is 200 Berkeley Street, Boston, Massachusetts 02116. Each Trustee is also a Trustee of each of the eight other Trusts in the Evergreen fund complex.



Name                                 Position with Trust             Principal Occupations for Last Five Years
-------------------------------      --------------------------      -----------------------------------------

Laurence B. Ashkin                   Trustee                         Real estate developer and construction consultant;
(DOB: 2/2/28)                                                        and President of Centrum Equities and Centrum
                                                                     Properties, Inc.
Charles A. Austin III                Trustee                         Investment Counselor to Appleton Partners, Inc.;
(DOB: 10/23/34)                                                      and former Managing Director, Seaward
                                                                     Management
                                                                     Corporation
                                                                     (investment
                                                                     advice);
                                                                     Director,
                                                                     the Andover
                                                                     Companies
                                                                     (Insurance);
                                                                     and
                                                                     Trustee,
                                                                     Arthritis
                                                                     Foundation
                                                                     of      New
                                                                     England.
K. Dun Gifford                       Trustee                         Trustee, Treasurer and Chairman of the Finance
(DOB: 10/12/38)                                                      Committee, Cambridge College; Chairman Emeritus
                                                                     and
                                                                     Director,
                                                                     American
                                                                     Institute
                                                                     of Food and
                                                                     Wine;
                                                                     Chairman
                                                                     and
                                                                     President,
                                                                     Oldways
                                                                     Preservation
                                                                     and
                                                                     Exchange
                                                                     Trust
                                                                     (education);
                                                                     former
                                                                     Chairman of
                                                                     the  Board,
                                                                     Director,
                                                                     and
                                                                     Executive
                                                                     Vice
                                                                     President,
                                                                     The  London
                                                                     Harness
                                                                     Company;
                                                                     former
                                                                     Managing
                                                                     Partner,
                                                                     Roscommon
                                                                     Capital
                                                                     Corp.;
                                                                     former
                                                                     Chief
                                                                     Executive
                                                                     Officer,
                                                                     Gifford
                                                                     Gifts    of
                                                                     Fine Foods;
                                                                     and  former
                                                                     Chairman,
                                                                     Gifford,
                                                                     Drescher  &
                                                                     Associates
                                                                     (environmental
                                                                     consulting).


                                                       -12-




Name                                 Position with Trust             Principal Occupations for Last Five Years
-------------------------------      --------------------------      -----------------------------------------
James S. Howell                      Chairman of the                 Former Chairman of the Distribution Foundation for
(DOB: 8/13/24)                       Board of Trustees               the Carolinas; and former Vice President of Lance
                                                                     Inc. (food manufacturing).
Leroy Keith, Jr.                     Trustee                         Chairman of the Board and Chief Executive Officer,
(DOB: 2/14/39)                                                       Carson Products Company; Director of Phoenix
                                                                     Total
                                                                     Return Fund
                                                                     and
                                                                     Equifax,
                                                                     Inc.;
                                                                     Trustee  of
                                                                     Phoenix
                                                                     Series
                                                                     Fund,
                                                                     Phoenix
                                                                     Multi-Portfolio
                                                                     Fund,   and
                                                                     The Phoenix
                                                                     Big    Edge
                                                                     Series
                                                                     Fund;   and
                                                                     former
                                                                     President,
                                                                     Morehouse
                                                                     College.

Gerald M. McDonnell                  Trustee                         Sales Representative with Nucor-Yamoto, Inc.
(DOB: 7/14/39)                                                       (steel producer).
Thomas L. McVerry                    Trustee                         Former Vice President and Director of Rexham
(DOB: 8/2/39)                                                        Corporation (manufacturing); and former Director

                                                                     of Carolina Cooperative Federal Credit Union.
William Walt Pettit                  Trustee                         Partner in the law firm of William Walt Pettit, P.A.
(DOB: 8/26/55)
David M. Richardson                  Trustee                         Vice Chair and former Executive Vice President,
(DOB: 9/14/41)                                                       DHR International, Inc. (executive recruitment);
                                                                     former Senior Vice President, Boyden International
                                                                     Inc. (executive recruitment); and Director,
                                                                     Commerce and Industry Association of New
                                                                     Jersey, 411 International, Inc., and J&M Cumming
                                    Paper Co.
Russell A. Salton, III MD            Trustee                         Medical Director, U.S. Health Care/Aetna Health
(DOB: 6/2/47)                                                        Services; former Managed Health Care Consultant;
                                                                     and former President, Primary Physician Care.
Michael S. Scofield                  Trustee                         Attorney, Law Offices of Michael S. Scofield.
(DOB: 2/20/43)
Richard J. Shima                     Trustee                         Former Chairman, Environmental Warranty, Inc.
(DOB: 8/11/39)                                                       (insurance agency); Executive Consultant, Drake
                                                                     Beam Morin,
                                                                     Inc.
                                                                     (executive
                                                                     outplacement);
                                                                     Director of
                                                                     Connecticut
                                                                     Natural Gas
                                                                     Corporation,
                                                                     Hartford
                                                                     Hospital,
                                                                     Old   State
                                                                     House
                                                                     Association,
                                                                     Middlesex
                                                                     Mutual
                                                                     Assurance
                                                                     Company,
                                                                     and Enhance
                                                                     Financial
                                                                     Services,
                                                                     Inc.;
                                                                     Chairman,
                                                                     Board    of
                                                                     Trustees,
                                                                     Hartford
                                                                     Graduate
                                                                     Center;
                                                                     Trustee,
                                                                     Greater
                                                                     Hartford
                                                                     YMCA;
                                                                     former
                                                                     Director,
                                                                     Vice
                                                                     Chairman
                                                                     and   Chief
                                                                     Investment
                                                                     Officer,
                                                                     The
                                                                     Travelers
                                                                     Corporation;
                                                                     former
                                                                     Trustee,
                                                                     Kingswood-
                                                                     Oxford
                                                                     School; and
                                                                     former
                                                                     Managing
                                                                     Director
                                                                     and
                                                                     Consultant,
                                                                     Russell
                                                                     Miller,
                                                                     Inc.


                                                       -13-




Name                                 Position with Trust             Principal Occupations for Last Five Years
-------------------------------      --------------------------      -----------------------------------------
William J. Tomko*                    President and                   Senior Vice President and Operations Executive,
(DOB: 8/30/58)                       Treasurer                       BYSIS Fund Services.
Nimish S. Bhatt*                     Vice President and              Vice President, Tax, BISYS Fund Services; former
(DOB: 6/6/63)                        Assistant Treasurer             Assistant Vice President, Evergreen Asset
                                                                     Management
                                                                     Corp./First
                                                                     Union
                                                                     National
                                                                     Bank;
                                                                     former
                                                                     Senior  Tax
                                                                     Consulting/Acting
                                                                     Manager,
                                                                     Investment
                                                                     Companies
                                                                     Group,
                                                                     PricewaterhouseCoopers,
                                                                     LLP,    New
                                                                     York.

Bryan Haft *                         Vice President                  Team Leader, Fund Administration, BISYS Fund
(DOB: 1/23/65)                                                       Services.
            Michael                  Secretary                       Senior Vice President
H. Koonce                                                                     and Assistant General Counsel, First
(DOB:                                                                Union Corporation; former Senior Vice President
4/20/60)                                                             and General Counsel, Colonial Management
                                                                     Associates, Inc.


*Address: BISYS, 3435 Stelzer Road, Columbus, Ohio 43219-8001

Trustee Compensation

         Listed below is the Trustee compensation for the twelve-month period ended September 30, 1998.


                                                                                          Total Compensation
                                                      Aggregate Compensation              from Trust and Fund

Trustee                                               from Trust                          Complex

Laurence B. Ashkin                                    $27,177                             $73,450
Charles A. Austin III                                  23,723                              65,450 (a)
Foster Bam*                                            16,951                              42,950
K. Dun Gifford                                         23,091                              63,575
James S. Howell                                        35,759                              99,425 (b)
Robert J. Jeffries*                                     9,702                              28,437
Leroy Keith Jr.                                        23,091                              63,575
Gerald M. McDonnell**                                  28,937                              79,200
Thomas L. McVerry**                                    31,955                              88,275
William Walt Pettit**                                  26,529                              72,325
David M. Richardson                                    22,878                              62,950



                                                       -14-




                                                                                          Total Compensation
                                                      Aggregate Compensation              from Trust and Fund

Trustee                                               from Trust                          Complex
Russell A. Salton, III**                               29,569                              81,625
Michael S. Scofield                                    29,771                              81,924 (c)
Richard J. Shima                                       25,585                              70,150

(a)      $8,512 of this amount payable in later years as deferred compensation.
(b)      $76,119 of this amount payable in later years as deferred compensation.
(c)      $11,740 of this amount payable in later years as deferred compensation.


*        Former Trustee; retired as of December 31, 1997.
**       Entire amount payable in later years as deferred compensation.


                                         PRINCIPAL HOLDERS OF FUND SHARES

         As of the date of this SAI, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding of any class of each Fund.


         Set forth below is information with respect to each person who, to each Fund's knowledge, owned beneficially or of record more than 5% of a class of a Fund's outstanding shares as of November 30, 1998.



Evergreen Class A

None

Evergreen Class B

None

Evergreen Class C

Turtle & Co
P.O. Box 9427                            7.834%

Boston, MA  02209-9427


MLPF&S for the sole benefit of its
customers                                5.934%

Attn: Fund Administration #97JB1
4800 Deer Lake Dr E. 2nd Fl.
Jacksonville, FL  32246-6484

Evergreen Class Y

First Union National Bank/EB/INT
Cash Account                             27.754%
Attn: Trust Operations Fund Group

401 S. Tryon St. 3rd Fl. CMG
1151
Charlotte, NC 28202-1911

First Union National Bank/EB/INT
Cash Account                             10.527%
Attn: Trust Operations Fund Group
401 S. Tryon St. 3rd Fl. CMG
1151
Charlotte, NC 28202-1911

Micro Class A

Charles Schwab & Company Inc.
Special Custody Account                  5.143%
FBO Exclusive Benefit of
Customers
Reinvest Account, Attn: Mutual
Fund
101 Montgomery Street
San Francisco, CA 94104-4122

First Union Brokerage Services
Vince Vitti and Susan Vitti              5.124%
JTWROS LN Account

266 Harridstown Road, 3rd Fl.
Newark, NJ  07452
Micro Class B
MLPF&S for the sole
benefit of its customers                 7.375%
Attn: Fund Administration #97H76
4800 Deer Lake Dr. E. 2nd Fl.
Jacksonville, FL 32246-6484

Micro Class C

MLPF&S for the sole benefit of its
customers                                5.180%
Attn: Fund Administration #
97JA4
4800 Deer Lake Dr. E. 2nd Fl.
Jacksonville, FL  32246-6484

Micro Class Y

Stephen A. Lieber
1210 Greacen Point Rd.                   12.113%
Mamaroneck, NY 10543-4693

Charles Schwab & Company Inc.
Special Custody Account                  8.689%
FBO Exclusive Benefit of
Customers
Reinvest Account, Attn: Mutual
Fund
101 Montgomery Street
San Francisco, CA  94104-4122

Constance E. Lieber
1210 Greacen Point Rd.                   8.666%

Mamaroneck, NY 10543-4693

Citibank NA                              7.866%

Delta Airlines Master Trust 308235
Joe Villella Citicorp Services
3800 Citibank Center
Attn: Carolyn Smith

Tampa, FL  33610

Aetna Life Insurance & Annuity           5.834%
Central Valuation Unit

Attn: Jackie Johnson -
       Conveyor TS31
151 Farmington Ave.
Hartford, CT  06156-0001

Omega Class A

None

Omega Class B

MLPF&S for the sole
benefit of its customers.                6.824%
Attn: Fund Administration #97BP1
4800 Deer Lake Dr. E. 2nd Fl.
Jacksonville, FL 32246-6484

Omega Class C

MLPF&S for the sole
benefit of its customers.                25.955%
Attn: Fund Administration #97BP5
4800 Deer Lake Dr. E. 2nd Fl.
Jacksonville, FL 32246-6484

Omega Class Y

First Union National Bank                44.668%
 Re-invest Account
Attn:  Trust
Operations Fund Group

 401 South Tryon St. 3rd
Fl.
Charlotte, NC  28202-
 1911

First Union National Bank                17.914%
Cash Account
Attn: Trust Operations Fund Group
1525 West WT Harris Blvd.
Charlotte, NC 28262

Hobert Z. Cross &                        11.701%
Hazel H. Cross TR
Cross Family Rev. Trust



 U/A/D 3-8






                  -
               88
            5335 Fidler Avenue
                     Lakewood,
CA 90712-            2001

Strategic Class A

None

Strategic Class B

None

Strategic Class C

State Street Bank and Trust Co.
Cust.
Edward W. Sparrow Hosp. TSA
FBO
Dennis Allen Swan                        11.438%
3741 Chippendale
Okemos, MI  48864-3861

State Street Bank and Trust Co.          10.137%





 Cust.
IRA FBO
William B. Read
100 Christwood Blvd., Apt. 225
Covington, LA  70433-4603

MLPF&S for the sole benefit of its       5.025%
customers
Attn:  Fund Administration
#97TX1

4800 Deer Lake  Dr.
E. 2nd Fl.






Jacksonville, FL 32246-
       6484

Aggressive Class A

MLPF&S for the sole
benefit of its customers.                10.414%
Attn: Fund Administration #97212
4800 Deer Lake Dr. E. 2nd Fl.
Jacksonville, FL 32246-6484

Aggressive Class B

None

Aggressive Class C

MLPF&S for the sole
benefit of its customers.                20.296%
Attn: Fund Administration #97JA1
4800 Deer Lake Dr. E. 2nd Fl.
Jacksonville, FL 32246-6484

Lavedna Ellingson
Douglas Ellingson JT WROS                9.713%
8510 McClintock
Tempe, AZ 85284-2527

Salomon Smith Barney Inc.                5.867%
 333 West
34th St. 3rd Fl.
New York, NY
10001

Aggressive Class Y

First Union National Bank
Trust Accounts                           79.604%
Attn: Ginny Batten
11th Floor, CMG-1151
301 S. Tryon St.
Charlotte, NC 28288-0002

Small Class A

ROFE & Company
C/O State Street Bank & Trust Co.        6.572%
For Sub Account
Kokusai Securities Co. LTD.
P.O. Box 5061
Boston, MA 02206-5061

Small Class B

MLPF&S for the sole benefit of its
customers                                20.153%
Attn: Fund Administration #98302
4800 Deer Lake Dr. E. 2nd Fl.
Jacksonville, FL 32246-6484


Small Class C

MLPF&S for the sole benefit of its
customers                                61.464%

Attn: Fund Administration #97TU0
4800 Deer Lake Dr. E. 2nd Fl.
Jacksonville, FL  32246-6484

State Street Bank and Trust Co.
Cust.                                    8.398%

Rollover IRA FBO
Mark Loveland
2701 Westheimer Rd. #12H
Houston, TX 77098-1238

Small Class Y

First Union National Bank
Cash Account                             83.550%
Attn: Trust Operations Fund Group

401 South Tryon St. 3rd Fl.
Charlotte, NC  28202-1911

First Union National Bank                10.026%
Re-invest Account
Attn: Trust Operations Fund Group

401 South Tryon St., 3rd Fl.
Charlotte, NC 28202-1911

Stock Class A

None

Stock Class B

State Street Bank and Trust Co.,         9.689%
Cust.
ABC Unified School District
TSA FBO
Barbara J. Guarnieri
16561 Rhone Lane
Huntington Beach, CA 92647-
4622

First Union Brokerage Services           9.394%
James M. Connor, Jr. UTMA
70 Brandywine St.
Chadds Ford, PA  19317

Peter E. Grumblatt
Lisa M. Young JTTEN
1302 Village Green Dr.
Gilbertsville, PA 19525-9593

                                         8.945%
Ronald H. Mulkey and                     8.288





 Lisa L.
Mulkey JTWROS
 3180 Ellis Rd.

 Kennesaw, GA 30144

Stock Class Y

 First Union              90.524%
National Bank

BK/EB/INT
 Re-invest Acct.

Attn: Trust Operations
Fund Group
401 South Tryon St., 3rd Fl.
CMG-1151
Charlotte, NC 28202-1911

First Union National Bank                5.076%
BK/EB/INT
Cash Acct.
Attn: Trust Operations Fund Group
401 South Tryon St., 3rd Fl.
CMG-1151
Charlotte, NC 28202-1911

Tax Class A

First Union Brokerage Services           17.473%
Thomas K. Morton
961 Lew  Blvd.
St. Augustine, FL 32084

First Union Brokerage Services           17.473%
William K. Morton and
Leslie H. Morton JTWROS
2 Viejo St.
St. Augustine, FL 32084

Thomas G. Henry                          11.846%
Rita E. Henry JTWROS
60 Mountain Rd.
York, PA 17402-7754

Harvey S. Kline                          7.592%
Ruth Z. Kline TTEES
M/B Harvey S. & Ruth Z Kline Trust
U/A DTD 10-13-92
207-C Hope Lane
New Oxford, PA 17350-8528

William V. Krouse                        6.689%
Judy E. Krouse JT TEN
20 Hampton Court
Red Lion, PA 17356-8207

Tax Class B

First Union Brokerage Services           11.814%
Sarah T. Driggers
4973 San Pable Road, S.
Jacksonville, FL 32224

Earl O. Willoughby                       7.587%
Nancy L. Willoughby JTWROS
11 Greenbriar Dr.
Jacobus, PA 17407-1003

Painewebber for the benefit of           6.326%
Marvin H. Bluman
FAO: Celia B. Hamilton
150 West Industry Court
Deer Park, NY 11729

MLPFS&S for the sole benefit of its      5.434%
customers
Attn: Fund Administration #97YUO
4800 Deer Lake Dr. E. 2nd Fl.
Jacksonville, FL 32246-6484

Painewebber For the benefit of           5.040%
Thomas P. Conniff
Geraldine M. Conniff JTWROS
79134 Starlight Ln.
Indio, CA 92201

Tax Class C

NFSC FEBO # A7D-061336                   22.120%
Nancy J. Vandenput
Donald H. Vandenput
1314 Orlando Drive
Green Bay, WI 54313

NFSC FEBO # A7D-134090                   19.769%
Diane H. Crawford
300 St. Joseph Street
Suite 25
Green Bay, WI 54301

MLPF&S for the sole benefit of its       17.015%
customers
Attn: Fund Administration #97YU1
4800 Deer Lake Dr. E. 2nd Fl.
Jacksonville, FL 32246-6484

Carolyn R. Penrose TTEE                  11.752%
Carolyn R. Penrose Trust
U/A DTD 02/10/92
1125 Lapaloma Blvd.
N. Ft. Myers, FL 33903-1363

Gail F. Vanderperren                     7.797%
Tod Patrick Jay
1665 Lennwood St.
Green Bay, WI 54303

NFSC FEBO # A7D-064467                   6.590%
Roger & Geraldine Baldwin REVO
Roger Baldwin
U/A 06/20/1994
3344 Glendale Ave.
Green Bay, WI 54313

Wheat First Securities, Inc.             5.663%
Pamela A. Arnette
3375 Marsden Pt.
Keswick, VA 22947-9133

NFSC FEBO # A7D-135909                   5.272%
Stephen J. Rickert
Genny L. Rickert
3249 Bridge Road
Green Bay, WI 54313

Tax Class Y

Stephen A. Lieber                        28.943%
1210 Greacen Point Rd.
Mamaroneck, NY 10543-4613

L. Charles Hilton, Jr.                   26.750%
Lela G. Hilton JTWROS
4116 North Highway 231
Panama City, FL 32404

Samuel A. Lieber TTEE                    14.472%
Janice Ruth Lieber Trust
U/A/D 2-22-1995
1210 Greacen Point Rd.
Mamaroneck, NY 10543-4613

Nola Maddox Falcone                      14.314%
70 Drake Road
Scarsdale, NY 10583-6447


                                      INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISORS

         The investment advisor to each Fund (the "Advisor") is a subsidiary of First Union Corporation ("First Union"). First Union is a bank holding company headquartered at 301 South College Street, Charlotte, North Carolina 28288. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States.

         The Advisor to Evergreen, Micro and Tax is Evergreen Asset Management Corp. ("Evergreen Asset"), 2500 Westchester Avenue, Purchase, New York 10577. Evergreen Asset is entitled to receive from Evergreen and Micro an annual fee based on each Fund's average daily net assets, as follows: 1.00% of the first $750 million; plus 0.90% of the next $250 million; plus 0.80% of assets over $1 billion. Evergreen Asset is entitled to receive from Tax an annual fee equal to 0.95% of the Fund's average daily net assets. Under an agreement with Evergreen Asset, Lieber & Company, a First Union subsidiary at the same address as Evergreen Asset, serves as subadvisor to each Fund at no additional cost to either Fund. Lieber & Company is paid for its services by Evergreen Asset.


         The Advisor to Aggressive and Masters is the Evergreen Investment Management group (" EIM") of First Union National Bank ("FUNB"). EIM is entitled to receive from Aggressive and Masters an annual fee equal to 0.60% and 0.95%, respectively, of each Fund's average daily net assets.

         The Advisor to Omega, Small and Strategic is Evergreen Investment Management Company ("EIMC"), 200 Berkeley Street, Boston, Massachusetts 02116. EIMC was formerly known as Keystone Investment Management Company. EIMC is entitled to receive from Omega an annual fee based on the Fund's average daily net assets, as follows: 0.75% of the first $250 million; plus 0.675% of the next $250 million; plus 0.60% of the next $500 million; plus 0.50% of assets over $1 billion, all computed as of the close of business each business day and payable monthly. EIMC is entitled to receive from Small and Strategic an annual fee based on each Fund's average daily net assets, as follows: 0.70% of the first $100 million; plus 0.65% of the next $100 million; plus 0.60% of the next $100 million; plus 0.55% of the next $100 million; plus 0.50% of the next $100 million; plus 0.45% of the next $500 million; plus 0.40% of the next $500 million; plus 0.35% of assets over $1.5 billion, all computed as of the close of business each business day and payable monthly.


         The Advisor to Stock is Meridian Investment Company ("Meridian"), 550 Valley Stream Parkway, Malvern, Pennsylvania 19355. Meridian is entitled to receive from Stock an annual fee equal to 0.74% of the Fund's average daily net assets.

INVESTMENT ADVISORY AGREEMENTS

         On behalf of each of its Funds, the Trust has entered into an investment advisory agreement with the Advisor (the "Advisory Agreements") . Under the Advisory Agreements with respect to Funds other than Masters, and subject to the supervision of the Trust's Board of Trustees, the Advisor furnishes to the appropriate Fund investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. The Advisor pays for all of the expenses incurred in connection with the provision of its services. The Advisory Agreement with respect to Masters is similar to the Trust's other Advisory Agreements except that the Advisor selects sub-advisors (hereinafter referred to as "Managers") for the Fund and monitors each Manager's investment program and results. The Advisor has primary responsibility under the multi-manager strategy to oversee the Managers, including making recommendations to the Trust regarding the hiring, termination and replacement of Managers.

         Each  Fund  pays  for  all  charges  and  expenses,  other  than  those specifically referred to as being borne by the Advisor, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees (Trustees who are not interested persons of a Fund as defined in the 1940 Act); (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes; (7) costs and expenses under the
Distribution Plan (as applicable) (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of such Fund and its shares with the Securities and Exchange Commission ("SEC") or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, SAIs, notices, reports and proxy materials to shareholders of each Fund; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for each Fund and for the Independent Trustees of the Trust on matters relating to such Fund; (14) charges and expenses of filing annual and other reports with the SEC and other authorities; and (15) all extraordinary charges and expenses of such Fund. (See also the section entitled "Financial Information.")

         Each Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of each Fund's outstanding shares. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreements may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. Each Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

Managers


         Masters' investment program is based upon the Advisor's multi-manager concept. The Advisor allocates the Fund's portfolio assets on an equal basis among a number of investment management organizations - currently four in number
-  each  of  which  employs  a  different  investment  style,  and  periodically rebalances the Fund's portfolio among the Managers so as to maintain an approximate equal allocation of the portfolio among them throughout all market cycles. Each Manager provides these services under a Portfolio Management Agreement. Each Manager has discretion, subject to oversight by the Trustees and the Advisor, to purchase and sell portfolio assets consistent with the Fund's investment objectives, policies and restrictions and specific investment strategies developed by the Advisor. The Fund's current Managers are: Evergreen Asset Management Corp., MFS Institutional Advisors, Inc. ("MFS"), OppenheimerFunds, Inc. ("Oppenheimer") and Putnam Investment Management, Inc. ("Putnam").

         The Trust and FUNB have filed an exemptive application with , and expect in the near future to receive an order from, the SEC that will permit the Advisor to employ a "manager of managers" strategy in connection with its management of the Fund. The exemptive order will permit the Advisor, subject to certain conditions, and without shareholder approval, to: (a) select new Managers who are unaffiliated with the Advisor with the approval of the Trust's Board of Trustees; (b) change the material terms of the Portfolio Management Agreements with the Managers; and (c) continue the employment of a Manager after an event which would otherwise cause the automatic termination of a Portfolio Management Agreement. Shareholders would be notified of any Manager changes. Shareholders have the right to terminate arrangements with a Manager by vote of a majority of the outstanding shares of the Fund. The order also will permit the Fund to disclose the Managers' fees only in the aggregate.


         With respect to affiliated Managers such as Evergreen Asset, shareholder approval is required by the employment of an affiliated Manager as a replacement for an unaffiliated Manager or change in the material terms of the Portfolio Management Agreement.

Transactions Among Advisory Affiliates

         The Trust has adopted procedures pursuant to Rule 17a-7 of the 1940 Act ("Rule 17a-7 Procedures"). The Rule 17a-7 Procedures permit a Fund to buy or sell securities from another investment company for which a subsidiary of First Union is an investment advisor. The Rule 17a-7 Procedures also allow the Funds to buy or sell securities from other advisory clients for whom a subsidiary of First Union is an investment advisor. The Funds may engage in such transactions if they are equitable to each participant and consistent with each participant's investment objective.

DISTRIBUTOR

     Evergreen Distributor, Inc. (the "Distributor") markets the Funds through broker-dealers and other financial representatives. Its address is 125 W. 55th Street, New York, NY 10019.

DISTRIBUTION PLANS AND AGREEMENTS

         Distribution fees are accrued daily and paid monthly on Class A, Class B and Class C shares and are charged as class expenses, as accrued. The distribution fees attributable to the Class B and Class C shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of a front-end sales charge, while at the same time permitting the Distributor to compensate broker-dealers in connection with the sale of such shares. In this regard, the purpose and function of the combined contingent deferred sales charge and distribution services fee on the Class B shares are the same as those of the front-end sales charge and distribution fee with respect to the Class A shares in that in each case the sales charge and/or distribution fee provide for the financing of the distribution of the Fund's shares.

         Under the Rule 12b-1 Distribution Plans that have been adopted by each Fund with respect to each of its Class A, Class B and Class C shares (each a "Plan" and collectively, the "Plans"), the Treasurer of the Trust reports the amounts expended under the Plans for each Fund and the purposes for which such expenditures were made to the Trustees of the Trust for their review on a quarterly basis. Also, each Plan provides that the selection and nomination of the Independent Trustees are committed to the discretion of such Independent Trustees then in office.

         Each Advisor may from time to time from its own funds or such other resources as may be permitted by rules of the SEC make payments for distribution services to the Distributor; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

         Each Plan and Distribution Agreement will continue in effect for successive twelve-month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of that class and, in either case, by a majority of the Independent Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreement related thereto.

         The Plans permit the payment of fees to brokers and others for distribution and shareholder-related administrative services and to broker-dealers, depository institutions, financial intermediaries and administrators for administrative services as to Class A, Class B and Class C shares. The Plans are designed to (i) stimulate brokers to provide distribution and administrative support services to each Fund and holders of Class A, Class B and Class C shares and (ii) stimulate administrators to render administrative support services to the Fund and holders of Class A, Class B and Class C shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding Class A, Class B and Class C shares; assisting clients in changing dividend options, account designations, and addresses;

and providing such other services as the Fund reasonably requests for its Class A, Class B and Class C shares, as applicable.

         FUNB or its affiliates may finance the payments made by the Distributor to compensate broker-dealers or other persons for distributing shares of a Fund.

         In the event that a Plan or Distribution Agreement is terminated or not continued with respect to one or more classes of a Fund, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Distributor with respect to that class or classes, and (ii) the Fund would not be obligated to pay the Distributor for any amounts expended under the Distribution Agreement not previously recovered by the Distributor from distribution services fees in respect of shares of such class or classes through deferred sales charges.

         All material amendments to any Plan or Distribution Agreement must be approved by a vote of the Trustees of the Trust or the holders of the Fund's outstanding voting securities, voting separately by class, and in either case, by a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval; and any Plan or Distribution Agreement may not be amended in order to increase materially the costs that a particular class of shares of a Fund may bear pursuant to the Plan or Distribution Agreement without the approval of a majority of the holders of the outstanding voting shares of the Class affected. Any Plan or Distribution Agreement may be terminated (i) by a Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by class or by a majority vote of the Independent Trustees, or
(ii) by the Distributor. To terminate any Distribution Agreement, any party must give the other parties 60 days' written notice; to terminate a Plan only, the Fund need give no notice to the Distributor. Any Distribution Agreement will terminate automatically in the event of its assignment. (See also the section entitled "Financial Information.")

ADDITIONAL SERVICE PROVIDERS

Administrator

         Evergreen Investment Services, Inc. ("EIS") serves as administrator to Aggressive, Stock, Tax and Masters, subject to the supervision and control of the Trust's Board of Trustees. EIS provides each Fund with facilities, equipment and personnel and is entitled to receive a fee from the Fund based on the total assets of all mutual funds administered by EIS for which any affiliate of FUNB serves as investment advisor, as follows: 0.050% of the first $7 billion; 0.035% of the next $3 billion; 0.030% of the next $5 billion; 0.020% of the next $10 billion; 0.015% of the next $5 billion and 0.010% of assets in excess of $30 billion.

Transfer Agent

         Evergreen Service Company ("ESC"), a subsidiary of First Union, is the Funds' transfer agent. The transfer agent issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts. The transfer agent's address is Box 2121, Boston, Massachusetts 02106-2121.

Independent Auditors


         KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110, audits the annual financial statements of Omega, Small, Strategic, Tax and Masters.

         PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York, 10036, audits the annual financial statements of Evergreen, Micro, Aggressive and Stock .


Custodian

         State Street Bank and Trust Company is the Funds' custodian. The bank keeps custody of each Fund's securities and cash and performs other related duties. The custodian's address is 225 Franklin Street, Boston, Massachusetts 02110.

Legal Counsel

     Sullivan & Worcester LLP provides legal advice to the Funds. Its address is 1025 Connecticut Avenue, N.W., Washington, D.C. 20036.


                                                     BROKERAGE

         Due to regulatory developments affecting the securities exchanges and brokerage practices, the Board of Trustees may modify or eliminate any of the following policies.

BROKERAGE COMMISSIONS

         Generally, each Fund expects to purchase and sell its equity securities through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down.

         Each Fund expects to buy and sell its fixed income securities directly from the issuer or an underwriter or market maker for the securities. Generally, each Fund will not pay brokerage commissions for such purchases. When a Fund buys a security from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When a Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless more favorable prices are otherwise obtainable.

SELECTION OF BROKERS

         When buying and selling portfolio securities, each Advisor or Manager, as applicable, seeks brokers who can provide the most benefit to the Fund or Funds for which a trade is being made. When selecting a broker, an Advisor or Manager primarily will look for the best price at the lowest commission, but in the context of the broker's:

 1.  ability to provide the best net financial result to the Fund;
 2.  efficiency in handling trades;
 3.  ability to trade large blocks of securities;
 4.  readiness to handle difficult trades;
 5.  financial strength and stability; and
 6. provision of "research services," defined as (a) reports and analyses concerning issuers, industries, securities and economic factors and (b) other information useful in making investment decisions.

         Under each Advisory Agreement and, with respect to Masters, each Portfolio Management Agreement, each Fund may pay higher brokerage commissions to a broker providing it with research services, as defined in item 6, above. Pursuant to Section 28(e) of the Securities Exchange Act of 1934, this practice is permitted if the commission is reasonable in relation to the brokerage and research services provided. Research services provided by a broker to an Advisor or Manager do not replace, but supplement, the services an Advisor under the Advisory Agreement or the Manager under the Portfolio Management Agreement is required to deliver to a Fund. It is impracticable for an Advisor or Manager to allocate the cost, value and specific application of such research services among its clients because research services intended for one client may indirectly benefit another.

         When selecting a broker for portfolio trades, an Advisor or Manager may also consider the amount of Fund shares a broker has sold, subject to the other requirements described above.


         Lieber & Company, an affiliate of Evergreen Asset, and a member of the New York and American Stock Exchanges, will, to the extent practicable, effect substantially all of the portfolio transactions for Evergreen, Micro, Tax and Masters (only with respect to assets managed by Evergreen Asset) effected on those exchanges. In addition, broker-dealers affiliated with MFS, Oppenheimer and Putnam may execute portfolio transactions for Masters.


SIMULTANEOUS TRANSACTIONS

         Each Advisor or Manager, as the case may be, makes investment decisions for a Fund independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for an Advisor or Manager to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. Each Advisor and Manager strives for an equitable result in such transactions by using an allocation formula. The high volume involved in some simultaneous transactions can result in greater value to the Funds, but the ideal price or trading volume may not always be achieved for an individual Fund. In order to take advantage of the availability of lower purchase prices, the Funds may occasionally participate in group bidding for the direct purchase from an issuer of certain securities.


                                                TRUST ORGANIZATION

FORM OF ORGANIZATION

         Each Fund is a series of an open-end management investment company, known as "Evergreen Equity Trust" (the "Trust"). The Trust was formed as a Delaware business trust on September 18, 1997 pursuant to an Agreement and Declaration of Trust (the "Declaration of Trust"). A copy of the Declaration of Trust is on file at the SEC as an exhibit to the Trust's Registration Statement, of which this SAI is a part. This summary is qualified in its entirety by reference to the Declaration of Trust.

DESCRIPTION OF SHARES

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of each Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.

VOTING RIGHTS

         Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of net asset value applicable to such share. Shares generally vote together as one class on all matters. Classes of shares of each Fund have equal voting rights. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the votes applicable to the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining shares voting will not be able to elect any Trustees.

         After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law, unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees.

LIMITATION OF TRUSTEES' LIABILITY

         The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.


                                    PURCHASE, REDEMPTION AND PRICING OF SHARES

HOW THE FUNDS OFFER SHARES TO THE PUBLIC

         You may buy shares of a Fund through the Distributor, broker-dealers that have entered into special agreements with the Distributor or certain other financial institutions. Each Fund offers four classes of shares (except Strategic, which offers three) that differ primarily with respect to sales charges and distribution fees. Depending upon the class of shares, you will pay an initial sales charge when you buy a Fund's shares, a contingent deferred sales charge (a "CDSC") when you redeem a Fund's shares or no sales charges at all.

Class A Shares

         With certain exceptions, when you purchase Class A shares you will pay a maximum sales charge of 4.75%. (The prospectus contains a complete table of applicable sales charges and a discussion of sales charge reductions or waivers that may apply to purchases. See also the section in this SAI entitled "Financial Information" for an example of the method of computing the offering price of Class A shares.) If you purchase Class A shares in the amount of $1 million or more, without an initial sales charge, the Funds will charge a CDSC of 1.00% if you redeem during the month of your purchase and the 12-month period following the month of your purchase. See "Contingent Deferred Sales Charge," below.

Class B Shares

         The Funds offer Class B shares at net asset value without an initial sales charge. With certain exceptions, however, the Funds will charge a CDSC on shares you redeem within 72 months after the month of your purchase, in accordance with the following schedule:

         REDEMPTION TIMING                                             CDSC RATE

         Month of purchase and the first twelve-month
                  period following the month of purchase..................5.00%
         Second twelve-month period following the month of purchase.......4.00%
         Third twelve-month period following the month of purchase.........3.00%
         Fourth twelve-month period following the month of purchase........3.00%
         Fifth twelve-month period following the month of purchase.........2.00%
         Sixth twelve-month period following the month of purchase.........1.00%
         Thereafter........................................................0.00%


         Class B shares that have been outstanding for seven years after the month of purchase will automatically convert to Class A shares without imposition of a front-end sales charge or exchange fee. (Conversion of Class B shares represented by stock certificates will require the return of the stock certificate to ESC.)

Class C Shares

         Class C shares are available only through broker-dealers who have entered into special distribution agreements with the Distributor. The Funds offer Class C shares at net asset value without an initial sales charge. With certain exceptions, however, the Funds will charge a CDSC of 1.00% on shares you redeem within 12-months after the month of your purchase. See "Contingent Deferred Sales Charge" below.

Class Y Shares (Not Offered by Strategic)


         No CDSC is imposed on the redemption of Class Y shares. Class Y shares are not offered to the general public and are available only to (1) persons who at or prior to December 31, 1994 owned shares in a mutual fund advised by Evergreen Asset, (2) certain institutional investors and (3) investment advisory clients of EIM, Evergreen Asset, EIMC, Meridian, First International Advisors, Ltd. or their affiliates. Class Y shares are offered at net asset value without a front-end or back-end sales charge and do not bear any Rule 12b-1 distribution expenses.


CONTINGENT DEFERRED SALES CHARGE

         The Funds charge a CDSC as reimbursement for certain expenses, such as commissions or shareholder servicing fees, that they have incurred in connection with the sale of their shares (see "Distribution Plans and Agreements," above). If imposed, the Funds deduct the CDSC from the redemption proceeds you would otherwise receive. The CDSC is a percentage of the lesser of (1) the net asset value of the shares at the time of redemption or (2) the shareholder's original net cost for such shares. Upon request for redemption, to keep the CDSC a shareholder must pay as low as possible, a Fund will first seek to redeem shares not subject to the CDSC and/or shares held the longest, in that order. The CDSC on any redemption is, to the extent permitted by the National Association of Securities Dealers, Inc. ("NASD"), paid to the Distributor or its predecessor.

SALES CHARGE WAIVERS OR REDUCTIONS

Reducing Class A Front-end Loads

         With a larger purchase, there are several ways that you can combine multiple purchases of Class A shares in the Evergreen funds and take advantage of lower sales charges.

Combined Purchases

         You can reduce your sales charge by combining purchases of Class A shares of multiple Evergreen funds. For example, if you invested $75,000 in each of two different Evergreen funds, you would pay a sales charge based on a $150,000 purchase (i.e., 3.75% of the offering price, rather than 4.75%).

Rights of Accumulation

         You can reduce your sales charge by adding the value of Class A shares of Evergreen funds you already own to the amount of your next Class A investment. For example, if you hold Class A shares valued at $99,999 and purchase an additional $5,000, the sales charge for the $5,000 purchase would be at the next lower sales charge of 3.75%, rather than 4.75%.

Letter of Intent

         You can, by completing the "Letter of Intent" section of the application, purchase Class A shares over a 13-month period and receive the same sales charge as if you had invested all the money at once. All purchases of Class A shares of an Evergreen fund during the period will qualify as Letter of Intent purchases.

Waiver of Initial Sales Charges

         The Funds may sell their shares at net asset value without an initial sales charge to:

         1.       purchasers of shares in the amount of $1 million or more;

         2. a corporate or certain other qualified retirement plan or a non-qualified deferred compensation plan or a Title 1 tax sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees (a "Qualifying Plan") or a TSA plan sponsored by a public educational entity having 5,000 or more eligible employees (an "Educational TSA Plan");

          3. institutional investors, which may include bank trust departments and registered investment advisors;

         4. investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee;

         5. clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased;

         6. institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with a Fund by the broker-dealer;

         7. employees of FUNB, its affiliates, the Distributor, any broker-dealer with whom the Distributor has entered into an agreement to sell shares of the Funds, and members of the immediate families of such employees;

          8. certain Directors, Trustees, officers and employees of the Evergreen funds, the Distributor or their affiliates and to the immediate families of such persons; or

         9. a bank or trust company in a single account in the name of such bank or trust company as trustee if the initial investment in or any Evergreen fund made pursuant to this waiver is at least $500,000 and any commission paid at the time of such purchase is not more than 1% of the amount invested.

         With respect to items 8 and 9 above, each Fund will only sell shares to these parties upon the purchasers' written assurance that the purchases are for their personal investment purposes only. Such purchasers may not resell the securities except through redemption by the Fund. The Funds will not charge any CDSC on redemptions by such purchasers.

Waiver of CDSCs

         The Funds do not impose a CDSC when the shares you are redeeming represent:

          1.   an increase in the share value above the net cost of such shares;

          2. certain shares for which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions;

          3. shares that are in the accounts of a shareholder who has died or become disabled;

          4. a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA");

          5. an automatic withdrawal from the ERISA plan of a shareholder who is a least 59 1/2 years old;

          6. shares in an account that we have closed because the account has an aggregate net asset value of less than $1,000;

          7. an automatic withdrawal under an Systematic Income Plan of up to 1.0% per month of your initial account balance;

          8. a withdrawal consisting of loan proceeds to a retirement plan participant;

          9.   financial   hardship   withdrawals  made  by  a  retirement  plan
               participant;

          10. a withdrawal consisting of returns of excess contributions or excess deferral amounts made to a retirement plan; or

         11. a redemption by an individual participant in a Qualifying Plan that purchased Class C shares (this waiver is not available in the event a Qualifying Plan, as a whole, redeems substantially all of its assets).

EXCHANGES

         Investors may exchange shares of a Fund for shares of the same class of any other Evergreen fund, as described under the section entitled "Exchanges" in a Fund's prospectus. Before you make an exchange, you should read the prospectus of the Evergreen fund into which you want to exchange. The Trust's Board of Trustees reserves the right to discontinue, alter or limit the exchange privilege at any time.

CALCULATION OF NET ASSET VALUE PER SHARE ("NAV")


         Each Fund computes its NAV once daily on Monday through Friday, as described in the prospectus. A Fund will not compute its NAV on the day the following days that the New York Stock Exchange is closed: New Year's Day,
Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


         The NAV of each class of shares of a Fund is calculated by dividing the value of a Fund's net assets attributable to that class by the number of all shares issued for that class.

VALUATION OF PORTFOLIO SECURITIES

         Current values for a Fund's portfolio securities are determined as follows:

         (1) Securities that are traded on a national securities exchange or the over-the-counter National Market System ("NMS") are valued on the basis of the last sales price on the exchange where primarily traded or on the NMS prior to the time of the valuation, provided that a sale has occurred.

         (2) Securities traded on a national securities exchange or in the over-the-counter market for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean of the bid and asked prices at the time of valuation.

         (3) Short-term investments maturing in more than 60 days, for which market quotations are readily available, are valued at current market value.

          (4) Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market.

         (5) Securities, including restricted securities, for which market quotations are not readily available; listed securities or those on NMS if, in a Fund's opinion, the last sales price does not reflect a current market value; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.

SHAREHOLDER SERVICES

         As described in the prospectuses, a shareholder may elect to receive his or her dividends and capital gains distributions in cash instead of shares. However, ESC will automatically convert a shareholder's distribution option so that the shareholder reinvests all dividends and distributions in additional shares when it learns that the postal or other delivery service is unable to deliver checks or transaction confirmations to the shareholder's address of record. The Funds will hold the returned distribution or redemption proceeds in a non interest-bearing account in the shareholder's name until the shareholder updates his or her address. No interest will accrue on amounts represented by uncashed distribution or redemption checks.


                                               PRINCIPAL UNDERWRITER

         The Distributor is the principal underwriter for the Trust and with respect to each class of each Fund. The Trust has entered into a Principal Underwriting Agreement ("Underwriting Agreement") with the Distributor with respect to each class of each Fund. The Distributor is a subsidiary of The BISYS Group, Inc.

         The Distributor, as agent, has agreed to use its best efforts to find purchasers for the shares. The Distributor may retain and employ representatives to promote distribution of the shares and may obtain orders from broker-dealers, and others, acting as principals, for sales of shares to them. The Underwriting Agreement provides that the Distributor will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it.

         All subscriptions and sales of shares by the Distributor are at the public offering price of the shares, which is determined in accordance with the provisions of the Trust's Declaration of Trust, By-Laws, current prospectuses and SAI. All orders are subject to acceptance by the Trust and the Trust reserves the right, in its sole discretion, to reject any order received. Under the Underwriting Agreement, the Trust is not liable to anyone for failure to accept any order.

         The Distributor has agreed that it will, in all respects, duly comply with all state and federal laws applicable to the sale of the shares. The Distributor has also agreed that it will indemnify and hold harmless the Trust and each person who has been, is, or may be a Trustee or officer of the Trust against expenses reasonably incurred by any of them in connection with any claim, action, suit, or proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of the Distributor or any other person for whose acts the Distributor is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Trust.

         The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (i) by a vote of a majority of the Trust's Independent Trustees, and (ii) by vote of a majority of the Trust's Trustees, in each case, cast in person at a meeting called for that purpose.

         The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares subject to such agreement. The Underwriting Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

         From time to time, if, in the Distributor's judgment, it could benefit the sales of shares, the Distributor may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software, and data files.

                                            ADDITIONAL TAX INFORMATION

REQUIREMENTS FOR QUALIFICATION AS A REGULATED INVESTMENT COMPANY

         Each Fund other than Masters has qualified and intends to continue to qualify, and Masters intends to qualify, for and elect the tax treatment applicable to a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a RIC, a Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year, (a) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. Government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies). By so qualifying, a Fund is not subject to federal income tax if it timely distributes its investment company taxable income and any net realized capital gains. A 4% nondeductible excise tax will be imposed on a Fund to the extent it does not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.

TAXES ON DISTRIBUTIONS

         Distributions will be taxable to shareholders whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of a Fund on the reinvestment date.

         To calculate ordinary income for federal income tax purposes, shareholders must generally include dividends paid by the Fund from its investment company taxable income (net taxable investment income plus net realized short-term capital gains, if any). The Fund will include dividends it receives from domestic corporations when the Fund calculates its gross investment income. The Fund anticipates that all or a portion of ordinary dividends which it pays will qualify for the 70% dividends-received deduction for corporations. The Fund will inform shareholders of the amounts that so qualify.

         From time to time, the Fund will distribute the excess of its net long-term capital gains over its net short-term capital loss to shareholders (i.e., capital gain dividends). For federal tax purposes, shareholders must include such capital gain dividends when calculating their net long-term capital gains. Capital gain dividends are taxable as net long-term capital gains to a shareholder, no matter how long the shareholder has held the shares. The Fund will inform shareholders of the portion, if any, of a capital gain distribution which qualifies for the new 20% maximum federal rate.

         Distributions by a Fund reduce its NAV. A distribution that reduces the Fund's NAV below a shareholder's cost basis is taxable as described above, although from an investment standpoint, it is a return of capital. In particular, if a shareholder buys Fund shares just before the Fund makes a distribution, when the Fund makes the distribution the shareholder will receive what is in effect a return of capital. Nevertheless, the shareholder may incur taxes on the distribution. Therefore, shareholders should carefully consider the tax consequences of buying Fund shares just before a distribution.

         All distributions, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return. Each shareholder should consult a tax advisor to determine the state and local tax implications of Fund distributions.

         If more than 50% of the value of a Fund's total assets at the end of a fiscal year is represented by securities of foreign corporations and a Fund elects to make foreign tax credits available to its shareholders, a shareholder will be required to include in his gross income both cash dividends and the amount the Fund advises him is his pro rata portion of income taxes withheld by foreign governments from interest and dividends paid on a Fund's investments. The shareholder may be entitled, however, to take the amount of such foreign taxes withheld as a credit against his U.S. income tax, or to treat the foreign tax withheld as an itemized deduction from his gross income, if that should be to his advantage. In substance, this policy enables the shareholder to benefit from the same foreign tax credit or deduction that he would have received if he had been the individual owner of foreign securities and had paid foreign income tax on the income therefrom. As in the case of individuals receiving income directly from foreign sources, the credit or deduction is subject to a number of limitations.

TAXES ON THE SALE OR EXCHANGE OF FUND SHARES

         Upon a sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss depending on his or her basis in the shares. A shareholder must treat such gains or losses as a capital gain or loss if the shareholder held the shares as capital assets. Capital gain on assets held for more than twelve months is generally subject to a maximum federal income tax rate of 20% for an individual. Generally, the Code will not allow a shareholder to realize a loss on shares he or she has sold or exchanged and replaced within a sixty-one-day period beginning thirty days before and ending thirty days after he or she sold or exchanged the shares. The Code will not allow a shareholder to realize a loss on the sale of Fund shares held by the shareholder for six months or less to the extent the shareholder received exempt-interest dividends on such shares. Moreover, the Code will treat a shareholder's loss on shares held for six months or less as a long-term capital loss to the extent the shareholder received capital gain dividends on such shares.

         Shareholders who fail to furnish their taxpayer identification numbers to a Fund and to certify as to its correctness and certain other shareholders may be subject to a 31% federal income tax backup withholding requirement on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund. If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisors about the applicability of the backup withholding provisions.

OTHER TAX CONSIDERATIONS

     The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisors regarding specific questions relating to federal, state and local tax consequences of investing in shares of a Fund. Each shareholder who is not a U.S. person should consult his or her tax advisor regarding the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.


                                               FINANCIAL INFORMATION


         The financial information below pertains to each Fund that has commenced operating as of the date of this SAI . The information with respect to Stock includes information for Core Equity Fund, a portfolio of CoreFunds, Inc. Core Equity Fund was reorganized into Stock in July, 1998.


EXPENSES


         The table below shows the total dollar amounts paid or accrued by each Fund for services rendered during the fiscal periods specified. For more information on specific expenses, see "Investment Advisory and Other Services," "Distribution Plans and Agreements," "Principal Underwriter" and "Purchase, Redemption and Pricing of Shares."




1998 Fund Expenses
                                                                                               Total           Underwriting
                                        Class A           Class B            Class C           Underwriting    Commissions
Fund                 Advisory   Fees    12b-1 Fees        12b-1 Fees         12b-1 Fees        Commissions     Retained
===================  =================  ================  =================  ================  =============== ================


Evergreen
                     $17,536,054        $487,965          $6,189,891         $119,399          $10,689,087     $233,260
Aggressive
                     $1,390,081         $386,073          $392,895           $34,024           $414,138        $19,289
Micro
                     $615,473           $11,483           $39,503            $28,617           $331,040        $10,258
Omega
                     $2,214,127         $369,456          $1,170,948         $156,647          $790,103        $25,765
Small
                     $6,367,129         $1,539,502        $3,613,415         $34,762                  $958,402 $2,569
                                                                                                      ========
Strategic
                     $4,870,007         $1,356,293        $1,959,585         $1,534            $883,936        $12,462

-------------------  -----------------  ----------------                                       --------------- ----------------

Tax (1)
                     $2,079             $1                $0                 $0                $477            $52

Stock (2)            $4,271,000         $47,476           $1,293             $0                $110,148        $10,160
Stock (3)            $968,973           $11,597           $894               $0                $5,836          $324
===================  =================  ================  =================  ================  =============== ================


(1)      One month ended 9/30/98.  Advisory fee of $2,079 was waived.
(2)      Year ended 6/30/98.
(3)      Three months ended 9/30/98.  Advisory fee of $85,492 was waived.

1997 Fund Expenses




                                             Total                 Underwriting
                                             Underwriting          Commissions

Fund                    Advisory   Fees      Commissions           Retained

=====================  ==================== ===================== =============
Evergreen (1)



                        $13,089,112          $1,464,361            $129,417

Aggressive (1)


                        $1,013,344           $278,145              $21,472

Micro (1)
                        $428,047                  $2,223           $300
Omega (2)



                        $1,480,178           $254,113              $19,806

Small (3a)
                                             ===============
                        $2,387,425               $878,274          $22,796
                                             =================
Small (3b)
                        $7,788,033               $17,885,604       $13,187,854
Strategic (4)



                        $3,205,753           $646,769              $14,708

Stock (5)               $3,459,108           $96,837               $4,819
======================  ==================== ===================== ===========

(1)      Year ended 9/30/97
(2)      Nine months ended 9/30/97
(3a)     Four months ended 9/30/97
(3b)     Year ended 5/31/97
(4)      Eleven months ended 9/30/97

(5)     Year ended 6/30/97



1996 Fund Expenses




                                              Total      Underwriting
                                             Underwriting          Commissions

Fund                    Advisory   Fees      Commissions           Retained
======================  ==================== ===================== ============

Evergreen (1)



                        $9,145,287           $1,462,012            $157,233

1996 Fund Expenses




                                              Total      Underwriting
                                             Underwriting          Commissions

Fund                    Advisory   Fees      Commissions           Retained
======================  ==================== ===================== ============

Aggressive (1)
                        $612,492                    $185,835       $22,742
Micro (1)
                        $510,421                  $2,963           $188
Omega (2)



                        $1,831,142           $983,621              $759,394
----------------------                       --------------------- ------------

Small (3)
                        $8,473,139               $15,690,812       ($5,933,719)
Strategic (4)
                        $2,994,500               $4,093,912        $2,049,519
Stock (5)               $1,973,776           $12,612               $1,710

======================  ==================== ===================== ============

(1)      Year ended 9/30/96
(2)      Year ended 12/31/96
(3)      Year ended 5/31/96
(4)      Year ended 10/31/96

Year ended 6/30/96



BROKERAGE COMMISSIONS PAID


         The following chart shows: (1) for each of the last three fiscal years (in the case of Stock, for the periods indicated) the amount of brokerage commissions paid by each Fund to all brokers and the commissions, if any, paid to Lieber & Company; (2) for the fiscal year ended September 30, 1998, the percentage of all commissions paid to Lieber & Company; and (3) for the fiscal year ended September 30, 1998, the percentage of the total dollar amount of all portfolio transactions with respect to which commissions have been paid which were effected by Lieber & Company.




                    Evergreen       Aggressive    Micro      Omega      Small      Strategic   Tax         Stock

==================  ============== ============= =========  =========  =========== =========== ==========  ==============


1998                               $127,761      $96,323    $513,446   $2,527,607  $162,350    $5,853      $81,289 (1)
Aggregate             $507,457                                                                             $840,644 (2)
Dollar Amount

------------------

1998 Dollar                                  --                   --         --          --                      --
Amount Paid to      $405,182                     $56,631                                       $5,653
Lieber              (79.85%)                     (58.80%)                                      (96.58%)


------------------  -------------- ------------- ---------  ---------  ----------- ----------- ----------  -----------------

1997                $ 503,276      $677,860      $ 91,568   $403,294   $1,891,397  $1,144,065         --    $1,026,435
Aggregate                                                                                                  (3)
Dollar Amount



                                                                 41






1997 Dollar         $ 416,953         --          $ 61,717      --         --          --         --          --
Amount Paid to
Lieber
1996                $590,105      $119,584        $ 317,058   $829,479   $2,853,950  $1,990,208   --       $1,422,984
Aggregate                                                                                                      (4)
Dollar Amount
1996 Dollar         $515,522         --           $153,596       --       --          --          --           --
Amount Paid to
Lieber
1998 Percent          72.97%         --             51.98%       --       --         --         94.74 %          --
of Transactions
Effected by
Lieber

==================  =========== ================= ==========  ========== =========== =========== =========  ==========


(1)      Three months ended 9/30/98
(2)      Year ended 6/30/98
(3)      Year ended 6/30/97
(4)      Year ended 6/30/96


COMPUTATION OF CLASS A OFFERING PRICE

         Class A shares are sold at the NAV plus a sales charge. Below is an example of the method of computing the offering price of Class A shares of each Fund. The example assumes a purchase of Class A shares of each Fund aggregating less than $100,000 based upon the NAV of each Fund's Class A shares at the end of each Fund's latest fiscal period.



Fund*                     Date                       Net Asset Value                     Sales           Offering Price Per
                                                                                         Charge                    Share

Evergreen                          9/30/98             $21.11                           4.75%              $22.16
Aggressive                         9/30/98             $21.26                           4.75%              $22.32
Micro                              9/30/98             $19.88                           4.75%              $20.87
Omega                              9/30/98             $21.50                           4.75%              $22.57
Strategic                          9/30/98             $9.67                            4.75%              $10.15
Small                              9/30/98             $5.72                            4.75%              $6.01
Tax                                9/30/98             $10.65                           4.75%            $11.18
Stock                              9/30/98           $18.34                             4.75%            $19.25

========================= =========================  ========================  ========================  ===================


PERFORMANCE

Total Return

         Total return quotations for a class of shares of a Fund as they may appear from time to time in advertisements are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. All dividends and distributions are added to the initial investment, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods.

         The annual total returns as of September 30, 1998 for each class of shares of the Funds (including applicable sales charges) are as follows:


                                                                          Ten Years or
                                                                              Since
                                   One Year            Five Years           Inception         Inception Date

Evergreen

   Class A                     -10.07%                     - -               17.76%            Jan. 3, 1995
   Class B                     -10.77%                     - -               17.99%            Jan. 3, 1995
    Class C                    -7.11%                      - -               18.49%            Jan. 3, 1995
                                   -
   Class Y                    5.25%                      15.15%              12.25%            Oct. 15, 1971
Aggressive                         -
   Class A                    10.40%                      9.04%              15.75%            Apr. 15, 1983
    Class B                    -11.30%                     - -               10.61%            July 7, 1995
   Class C                     -7.76%                      - -               10.27%            Aug. 3, 1995
    Class Y                    -5.43%                      - -               12.54%            July 11, 1995

Micro

   Class A                     -25.22%                     - -                7.43%            Jan. 3, 1995
   Class B                     -25.76%                     - -                7.38%            Jan. 3, 1995
    Class C                    -22.79%                     - -                8.06%            Jan. 3, 1995
                                   -
    Class Y                   21.28%                      4.85%              12.39%            June 1, 1983
Omega                              -
   Class A                    0.53%                      11.24%              16.08%            Apr. 29, 1968
                                   -
   Class B                    1.04%                      11.07%              13.19%            Aug. 2, 1993

    Class C                   2.80%                      11.37%              13.34%            Aug. 2, 1993
    Class Y                   4.67%                        --                   13.44%         Jan. 13, 1997



                                                        43




                                                                          Ten Years or
                                                                              Since
                                   One Year            Five Years           Inception         Inception Date


Strategic                                                                                       Jan.    20,
    Class A                   --                           --                  0.99%               1998



    Class B                     -0.67%                   13.50%              14.84%           Sept. 11, 1935
    Class C                   --                           --                  3.11%           Jan. 22, 1998

Small

    Class A                   --                           --                -29.70%           Jan. 20, 1998

                              -------------------  ------------------- ------------------- ---------------------


    Class B                     -36.92%                   1.50%              11.96%            Sep. 11, 1935

----------------------------- -------------------  ------------------- ------------------- ---------------------

    Class C                   --                           --                -27.00%           Jan. 26, 1998
    Class Y                   --                           --                -25.74%           Jan. 26, 1998

TAX
    Class   A                 --                           --                 0.38%            Sept. 4, 1998
    Class B                   --                           --                  --                   --
    Class C                   --                           --                  --                   --
    Class Y                   --                           --                 6.50%        Sept. 1, 1998
STOCK
    Class A                   -15.99%                    13.78%              14.42%        Feb. 28, 1990
    Class B                   --                           --                -23.15%       Nov. 7, 1997
    Class C                   --                           --                  --          --
    Class Y                   -11.56%                      --                19.99%        Feb. 21, 1995

============================= ===================  =================== =================== ===================

Non-Standardized Performance

         In addition to the performance information described above, a Fund may provide total return information for designated periods, such as for the most recent six months or most recent twelve months. This total return information is computed as described under "Total Return" above except that no annualization is made.

General

         From time to time, a Fund may quote its performance in advertising and other types of literature as compared to the performance of the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, Russell 2000 Index, or any other commonly quoted index of common stock prices. The Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average and the Russell 2000 Index are unmanaged indices of selected common stock prices. A Fund's performance may also be compared to those of other mutual funds having similar objectives. This comparative performance would be expressed as a ranking prepared by Lipper Analytical Services, Inc. or similar independent services monitoring mutual fund performance. A Fund's performance will be calculated by assuming, to the extent applicable, reinvestment of all capital gains distributions and income dividends paid. Any such comparisons may be useful to investors who wish to compare a Fund's past performance with that of its competitors. Of course, past performance cannot be a guarantee of future results.

Financial Statements

         The financial statements for Stock for the periods from November 1, 1995 through June 30, 1998 have been audited by Ernst & Young, LLP, independent auditors and the financial statements of Stock for the three month period ended September 30, 1998 have been audited by PricewaterhouseCoopers LLP, independent auditors. Reports of Ernst & Young LLP for the period ended June 30, 1998 and PricewaterhouseCoopers LLP for the period ended September 30, 1998 on the financial statements for Stock appears in the Fund's Annual Report which is incorporated by reference. The financial statements for Omega, Small , Strategic and Tax have been audited by KPMG Peat Marwick LLP, independent auditors. A report of KPMG Peat Marwick LLP on the financial statements for those Funds appears in the Funds' Annual Report which is incorporated by reference. The financial statements for Evergreen, Micro, Aggressive and Tax have been audited by PricewaterhouseCoopers LLP, independent auditors. A report of PricewaterhouseCoopers LLP on the financial statements for those Funds appears in the Funds' Annual Report which is incorporated by reference. Annual Reports may be obtained without charge by writing to ESC, P.O. Box 2121, Boston, Massachusetts 02106-2121, or by calling ESC toll-free at 1-800-343-2898.



                                              ADDITIONAL INFORMATION

         Except as otherwise stated in its prospectuses or required by law, each Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

         No  dealer,  salesman  or  other  person  is  authorized  to  give  any information or to make any representation not contained in a Fund's prospectuses, SAI or in supplemental sales literature issued by such Fund or the Distributor, and no person is entitled to rely on any information or representation not contained therein.

         Each Fund's prospectuses and SAI omit certain information contained in the Trust's registration statement, which you may obtain for a fee from the SEC in Washington, D.C.

                                                    APPENDIX A


                                           S&P AND MOODY'S BOND RATINGS


S&P Bond Ratings


         An S&P bond rating is a current assessment of the creditworthiness of an obligor, including obligors outside the U.S., with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers or lessees. Ratings of foreign obligors do not take into account currency exchange and related uncertainties. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable.

         The  ratings  are  based,   in  varying   degrees,   on  the  following
considerations:

     1. Likelihood of default and capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

         2.       Nature of and provisions of the obligation; and

         3. Protection afforded by and relative position of the obligation in the event of bankruptcy reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         PLUS (+) OR MINUS (-): To provide more detailed indications of credit quality, ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         A provisional rating is sometimes used by S&P. It assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion.

         S&P bond ratings are as follows:

         1. AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         2. AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

         3. A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         4. BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         5. BB, B, CCC, CC and C - Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody's Bond Ratings

Moody's ratings are as follows:

         1. Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         2. Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

         3. A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         4. Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         5. Ba - Bonds which are rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         6. B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         7. Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         8. Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other market shortcomings.

         9. C - Bonds which are rated as C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through Baa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

MONEY MARKET INSTRUMENTS

         Money market securities are instruments with remaining maturities of one year or less such as bank certificates of deposit, bankers' acceptances, commercial paper (including variable rate master demand notes), and obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, some of which may be subject to repurchase agreements.

Commercial Paper

         Commercial paper will consist of issues rated at the time of purchase A-1, by S&P, or Prime-1 by Moody's or F-1 by Fitch; or, if not rated, will be issued by companies which have an outstanding debt issue rated at the time of purchase Aaa, Aa or A by Moody's, or AAA, AA or A by S&P or Fitch, or will be determined by a Fund's investment advisor to be of comparable quality.

A.       S&P Ratings

         An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The top category is as follows:

         1. A: Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

         2. A-1: This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

B.       Moody's Ratings

         The term "commercial paper" as used by Moody's means promissory obligations not having an original maturity in excess of nine months. Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designation, judged to be investment grade, to indicate the relative repayment capacity of rated issuers.

         1. The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are deemed to have a superior capacity for repayment of short term promissory obligations. Repayment capacity of Prime-1 issuers is normally evidenced by the following characteristics:

         1)       leading market positions in well-established industries;

         2)       high rates of return on funds employed;

     3) conservative capitalization structures with moderate reliance on debt and ample asset protection;

     4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and

     5) well established access to a range of financial markets and assured sources of alternate liquidity.

         In assigning ratings to issuers whose commercial paper obligations are supported by the credit of another entity or entities, Moody's evaluates the financial strength of the affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment.

                                              EVERGREEN EQUITY TRUST

                                                      PART C

                                                 OTHER INFORMATION


Item 24.                   Financial Statements and Exhibits

Item 24(a).                Financial Statements


         There are no financial statements for Evergreen Masters Fund.

         The information required by this item for Evergreen Aggressive Growth Fund, Evergreen Fund, Evergreen Micro Cap Fund, Evergreen Small Company Growth Fund, Evergreen Strategic Growth Fund , Evergreen Stock Selector Fund and Evergreen Tax Strategic Equity Fund is contained in Registration Statement No. 333-37453/811-08413 filed on August 3, 1998 and November 25, 1998.


         The information required by this item for Evergreen American Retirement Fund, Evergreen Foundation Fund, Evergreen Tax Strategic Foundation Fund and Evergreen Balanced Fund is contained in Registration No. 333-37453/811-08413 filed on July
31, 1998.


         The information required by this item for Evergreen Fund for Total Return, Evergreen Growth and Income Fund, Evergreen Income and Growth Fund, Evergreen Small Cap Equity Income Fund, Evergreen Value Fund, Evergreen Utility Fund and Evergreen Blue Chip Fund is contained in Registration No. 333-37453/811-08413 filed on September 30, 1998.


         The financial statements listed below are incorporated by reference in Part B of this Amendment to the Registration Statement:


         Schedule of Investments of Evergreen Aggressive Growth Fund, Evergreen Fund, Evergreen Micro Cap Fund, Evergreen Omega Fund, Evergreen Small Company Growth Fund, Evergreen Strategic Growth Fund, Evergreen Tax Strategic Equity Fund and Evergreen Stock Selector Fund as of September 30, 1998.

         Schedule of Investments of CoreFunds Core Equity Fund as of June 30, 1998.

         Statement of Assets and Liabilities of Evergreen Aggressive Growth Fund, Evergreen Fund, Evergreen Micro Cap Fund, Evergreen Omega Fund, Evergreen Small Company Growth Fund, Evergreen Strategic Growth Fund, Evergreen Tax Strategic Equity Fund and Evergreen Stock Selector Fund as of September 30, 1998.

         Statement of Assets and Liabilities of
          CoreFunds Core Equity Fund as of June 30,
         1998.

         Statement of Operations of Evergreen Aggressive Growth Fund, Evergreen Fund, Evergreen Micro Cap Fund, Evergreen Omega Fund, Evergreen Small Company Growth Fund, Evergreen Strategic Growth Fund , Evergreen Tax Strategic Equity Fund and Evergreen Stock Selector Fund for the period ended September 30, 1998.

         Statement of Operations of Evergreen Stock Selector Fund
         (formerly CoreFunds Core Equity Fund) for the year ended June 30, 1998.

         Statement of Changes in Net Assets of Evergreen Aggressive Growth Fund, Evergreen Fund, Evergreen Micro Cap Fund, Evergreen Omega Fund, Evergreen Small Company Growth Fund, Evergreen Strategic Growth Fund , Evergreen Tax Strategic Equity Fund and Evergreen Stock Selector Fund for each of the years or periods ended September 30, 1998.

         Notes to Financial Statements of Evergreen Aggressive Growth Fund, Evergreen Fund, Evergreen Micro Cap Fund, Evergreen Omega Fund, Evergreen Small Company Growth Fund, Evergreen Strategic Growth Fund, Evergreen Tax Strategic Equity Fund and Evergreen Stock Selector Fund.

         Report of Independent Accountants for Evergreen Aggressive Growth Fund, Evergreen Fund, Evergreen Micro Cap Fund
          and Evergreen Stock Selector Fund dated November
          12, 1998.

         Independent Auditors' Report for Evergreen Omega Fund , Evergreen Strategic Growth Fund and Evergreen Small Company Growth Fund dated November 6, 1998.

         Independent Auditors' Report for Evergreen Tax Strategic Equity Fund dated October 6, 1998.

         Independent Auditors' Report for CoreFunds Core Equity Fund dated August 25, 1998.


         The information required by this item for Evergreen American Retirement Fund, Evergreen Foundation Fund, Evergreen Tax
Strategic Foundation Fund and Evergreen Balanced Fund is contained in Registration Statement No. 333-37453/811-08413 filed on July 31, 1998.


         The information required by this item for Evergreen Fund for Total Return, Evergreen Growth and Income Fund, Evergreen Income and Growth Fund, Evergreen Small Cap Equity Income Fund, Evergreen Value Fund, Evergreen Utility Fund and Evergreen Blue Chip Fund is contained in Registration Statement No. 333-37453/811-08413 filed on September 30, 1998.


Item 24(b).                Exhibits


 Number          Description                                                        Location

1                Declaration of Trust                                               Incorporated by reference
                                                                                    to Registrant's
                                                                                    Registration Statement
                                                                                    Filed on October 8, 1997

2                By-laws                                                            Incorporated by reference
                                                                                    to Registrant's
                                                                                    Registration Statement
                                                                                    Filed on October 8, 1997

3                Not applicable



                                                        -3-





 Number          Description                                                        Location

4                Provisions of instruments
                 defining the rights of holders
                 of the securities being
                 registered are contained in
                 the Declaration of Trust
                 Articles II, III.(6)(c),
                 VI.(3), IV.(8), V, VI, VII,
                 VIII and By-laws Articles II,
                 III and VIII included as part
                 of Exhibits 1 and 2 of this
                 Registration Statement

5(a)             Investment Advisory and                                            Incorporated by reference
                 Management Agreement between                                       to Post-Effective
                 the Registrant and First Union                                     Amendment No. 4 to
                 National Bank                                                      Registrant's Registration
                                                                                    Statement filed on March
                                                                                    12, 1998 ("Post-Effective
                                                                                    Amendment No. 4")

5(b)             Investment Advisory and                                            Incorporated by reference
                 Management Agreement between                                       to Post-Effective
                 the Registrant and Evergreen                                       Amendment No. 4.
                 Asset Management Corp.

5(c)             Investment Advisory and                                            Incorporated by reference
                 Management Agreement between                                       to Post-Effective
                 the Registrant and Keystone                                        Amendment No. 4
                 Investment Management Company

5(d)             Form of Investment Advisory                                        Incorporated by reference
                 and Management Agreement                                           to Post-Effective
                 between the Registrant and                                         Amendment No. 4
                 Meridian Investment Company


5(e)             Sub-advisory Agreement between                                      Incorporated
                 Evergreen Asset Management                                         by reference to Post-
                 Corp. and Lieber & Company                                         Effective Amendment No. 9
                                                                                    to Registrant's
                                                                                    Registration Statement
                                                                                    filed on October 1, 1998
                                                                                    ("Post-Effective
                                                                                    Amendment No. 9")




                                                        -4-





 Number          Description                                                        Location

5(f)             Form of Portfolio Management                                                    Incorporated
                 Agreement between sub-advisers                                     by reference to Post-
                 to Evergreen Masters Growth                                        Effective Amendment No. 9
                 Fund and First Union National
                 Bank


6(a)             Class A and Class C Principal                                      Incorporated by reference
                 Underwriting Agreement between                                     to Post-Effective
                 the Registrant and Evergreen                                       Amendment No. 4
                 Distributor, Inc.

6(b)             Class B Principal Underwriting                                     Incorporated by reference
                 Agreement between the                                              to Post-Effective
                 Registrant and Evergreen                                           Amendment No. 4
                 Investment Services, Inc. (B-
                 1)

6(c)             Class B Principal Underwriting                                     Incorporated by reference
                 Agreement between  the                                             to Post-Effective
                 Registrant and Evergreen                                           Amendment No. 4
                 Distributor, Inc. (B-2)

6(d)             Class B Principal Underwriting                                     Incorporated by reference
                 Agreement between the                                              to Post-Effective
                 Registrant and Evergreen                                           Amendment No. 4
                 Distributor, Inc.
                 (Evergreen/KCF)

6(e)             Class Y Principal Underwriting                                     Incorporated by reference
                 Agreement between the                                              to Post-Effective
                 Registrant and Evergreen                                           Amendment No. 4
                 Distributor, Inc.

6(f)             Principal Underwriting                                             Incorporated by reference
                 Agreement between the                                              to Post-Effective
                 Registrant and Kokusai                                             Amendment No. 6 to
                 Securities Company Limited                                         Registrant's Registration
                                                                                    Statement filed on July
                                                                                    31, 1998 ("Post-Effective
                                                                                    Amendment No. 6")



                                                        -5-





 Number          Description                                                        Location
6(g)             Specimen Copy of Dealer                                            Incorporated by reference
                 Agreement used by Evergreen                                        to Pre-Effective
                 Distributor, Inc.                                                  Amendment No. 1 to
                                                                                    Registrant's Registration
                                                                                    Statement filed on
                                                                                    November 10, 1997 ("Pre-
                                                                                    Effective Amendment No.
                                                                                    1")

6(h)             Principal Underwriting                                             Incorporated by reference
                 Agreement between the                                              to Post-Effective
                 Registrant and Nomura                                              Amendment No. 6
                 Securities Company

7                Form of Deferred Compensation                                      Incorporated by reference
                 Plan                                                               to Pre-Effective
                                                                                    Amendment No. 1

8                Custodian Agreement between                                        Incorporated by reference
                 the Registrant and State                                           to Post-Effective
                 Street Bank and Trust Company                                      Amendment No. 4

9(a)             Administrative Services                                            Incorporated by reference
                 Agreement between Evergreen                                        to Post-Effective
                 Investment Services, Inc. and                                      Amendment No. 4
                 the Registrant

9(b)             Master Transfer and                                                Incorporated by reference
                 Recordkeeping Agreement                                            to Post-Effective
                 between the Registrant and                                         Amendment No. 4
                 Evergreen Service Company

10               Opinion and Consent of                                             Incorporated by reference
                 Sullivan & Worcester LLP                                           to Post-Effective
                                                                                    Amendment No. 2 to
                                                                                    Registrant's Registration
                                                                                    Statement filed on
                                                                                    December 12, 1997



                                                        -6-





 Number          Description                                                        Location

11(a)            Consent of
                 PricewaterhouseCoopers LLP





                                                                                     Filed herein


11(b)            Consent of KPMG Peat Marwick
                 LLP
                                                                                     Filed
                                                                                    herein


11(c)            Consent of Ernst & Young LLP





                                                                                                      Filed
                                                                                    herein


12               Not applicable

13               Not applicable

15(a)            12b-1 Distribution Plan for                                        Incorporated by reference
                 Class A                                                            to Post-Effective
                                                                                    Amendment No. 4

15(b)            12b-1 Distribution Plan for                                        Incorporated by reference
                 Class B (KAF B-1)                                                  to Post-Effective
                                                                                    Amendment No. 4


15(c)            12b-1 Distribution Plan for                                        Incorporated by reference
                 Class B (KAF B-2)                                                  to Post-Effective

                                                                                    Amendment No. 4

15(d)            12b-1 Distribution Plan for                                        Incorporated by reference
                 Class B (KCF/Evergreen)                                            to Post-Effective
                                                                                    Amendment No. 4


                                                        -7-





 Number          Description                                                        Location

15(e)            12b-1 Distribution Plan for                                        Incorporated by reference
                 Class C                                                            to Post-Effective
                                                                                    Amendment No. 4
16               Not applicable


17                              Financial Data                                      Filed herein.
                 Schedule


18               Multiple Class Plan                                                Incorporated by reference
                                                                                    to Pre-Effective
                                                                                    Amendment No. 1

19               Powers of Attorney                                                 Incorporated by reference
                                                                                    to Post-Effective
                                                                                    Amendment No. 7


Item 25.          Persons Controlled by or Under Common Control with
                  Registrant.

     None


Item 26.          Number of Holders of Securities (as of
                  September 30, 1998)



TITLE OF CLASS                                                   NUMBER OF RECORD HOLDERS
--------------                                                   ------------------------

Evergreen Fund

Class A                                                                 28,094
Class B                                                                 90,042
Class C                                                                1,048
Class Y                                                                 19,439
Evergreen Aggressive Growth Fund
Class A                                                                 10,042
Class B                                                                 4,917
Class C                                                                 247
Class Y                                                                 480
Evergreen Omega Fund
Class A                                                                 10,381
Class B                                                                 9,923
Class C                                                                 1,023
Class Y                                                                 28



                                                        -8-




TITLE OF CLASS                                                   NUMBER OF RECORD HOLDERS
--------------                                                   ------------------------
Evergreen Micro Cap Fund

Class A                                                                 654
Class B                                                                 752
Class C                                                             484
Class Y                                                                 906
Evergreen Small Company Growth
Fund
Class A                                                                 40,982
Class B                                                                 28,279
Class C                                                                 266
Class Y                                                                 16
Evergreen Strategic Growth Fund
Class A                                                                 33,538
Class B                                                                 12,265
Class C                                                                 77


Evergreen Stock Selector Fund

Class A                                                                1,831
Class B                                                                71
Class C                                                              0
Class Y                                                                47
Evergreen Tax Strategic Equity
Fund
Class A                                                               39
Class B                                                               68
Class C                                                               12
Class Y                                                               33


Evergreen Masters Fund
Class A                                                          0
Class B                                                          0
Class C                                                          0
Class Y                                                          0

Item 27.          Indemnification.

         Provisions for the indemnification of the Registrant's Trustees and officers are contained the Registrant's Declaration of Trust.

         Provisions for the indemnification of the Registrant's Investment Advisors are contained in their respective Investment Advisory and Management Agreements.

         Provisions for the indemnification of Evergreen Distributor, Inc., the Registrant's principal underwriter, are contained in each Principal Underwriting Agreement between Evergreen Distributor, Inc. and the Registrant.

Item 28.          Business or Other Connections of Investment Adviser.

         The Directors and principal executive officers of First Union National Bank are:


Edward E. Crutchfield, Jr.                            Chairman and Chief Executive
                                                      Officer, First Union
                                                      Corporation; Chief Executive
                                                      Officer and Chairman, First
                                                      Union National Bank
Anthony P. Terracciano                                President, First Union
                                                      Corporation; President First
                                                      Union National Bank
John R. Georgius                                      Vice Chairman, First Union
                                                      Corporation; Vice Chairman,
                                                      First Union National Bank
Marion A. Cowell, Jr.                                 Executive Vice President,
                                                      Secretary & General Counsel,
                                                      First Union Corporation;
                                                      Secretary and Executive Vice
                                                      President, First Union
                                                      National Bank
Robert T. Atwood                                      Executive Vice President and
                                                      Chief Financial Officer,
                                                      First Union Corporation;
                                                      Chief Financial Officer and
                                                      Executive Vice President
                                                      First Union National Bank


     All of the above persons are located at the following address: First Union National Bank, One First Union Center, Charlotte, NC 28288.

     The information required by this item with respect to Evergreen Asset Management Corp. is incorporated by reference to the Form ADV (File No. 801-46522) of Evergreen Asset Management Corp.


         The information required by this item with respect to Keystone Investment Management Company is incorporated by reference to the Form ADV (File No. 801-8327) of
Evergreen Investment Management Company.


         The information required by this item with respect to Meridian Investment Company is incorporated by reference to the Form ADV (File No. 801-23484) of Meridian Investment Company.

         The information required by this item with respect to Lieber & Company is incorporated by reference to the Form ADV (File No.
801-5923) of Lieber & Company.

         The information required by this item with respect to OppenheimerFunds, Inc. is incorporated by reference to the Form
ADV (File No. 801-8253) of OppenheimerFunds, Inc.

         The information required by this item with respect to Massachusetts Financial Services Company is incorporated by reference to the Form ADV (File No. 801-17352) of Massachusetts
Financial Services Company.

     The  information  required by this item with  respect to Putnam  Investment
Management, Inc. is incorporated by reference to the Form ADV (File No. 801-7974) of Putnam Investment Management, Inc.

Item 29.          Principal Underwriters.

         The Directors and principal executive officers of Evergreen Distributor, Inc. are:



Lynn C. Mangum                                             Director, Chairman and Chief
                                                           Executive Officer
J. David Huber                                             President
Kevin J. Dell                                              Vice President, General
                                                           Counsel and Secretary


     All of the above persons are located at the following address: Evergreen Distributor, Inc., 125 West 55th Street, New York, New York 10019.

         Evergreen Distributor, Inc. acts as principal underwriter for each registered investment company or series thereof that is a part of the Evergreen "fund complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.

Item 30.          Location of Accounts and Records.

         All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:


         Evergreen Investment Services, Inc., Evergreen Service
         Company and  Evergreen Investment Management
         Company, all located at 200 Berkeley Street, Boston,

         Massachusetts 02110

         First Union National Bank, One First Union Center, 201 S. College Street, Charlotte, North Carolina 28288

         Evergreen Asset Management Corp., 2500 Westchester Avenue, Purchase, New York 10577

         Meridian Investment Company, 55 Valley Stream Parkway,
         Malvern, Pennsylvania 19355

         OppenheimerFunds, Inc., Two World Trade Center, New York,
         New York 10048

         Massachusetts Financial Services Company, 500 Boylston
         Street, Boston, Massachusetts 02116

         Putnam Investment Management, Inc., One Post Office Square, Boston, Massachusetts 02109

         Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts
         02777

         State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171

Item 31.          Management Services.

         Not Applicable

Item 32.          Undertakings.

                  The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                                    SIGNATURES



         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Columbus, and State of Ohio, on the 29th day of December, 1998.



                                                     EVERGREEN EQUITY TRUST

                                                     By: /s/ William J. Tomko
                                                     ------------------------
                                                     Name: William J. Tomko
                                                     Title: President



         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 29th day of December, 1998.




/s/William J. Tomko                          /s/Laurence B. Ashkin                         /s/Charles A. Austin, III
----------------------                       ----------------------                        -------------------------
William J. Tomko                             Laurence B. Ashkin*                           Charles A. Austin III*
President and Treasurer                      Trustee                                       Trustee
(Principal Financial and
Accounting Officer)

/s/K. Dun Gifford                            /s/James S. Howell                            /s/William Walt Pettit
----------------------                       ------------------                            ----------------------
K. Dun Gifford*                              James S. Howell*                              William Walt Pettit*
Trustee                                      Trustee                                       Trustee

/s/Gerald M. McDonnell                       /s/Thomas L. McVerry                          /s/Michael S. Scofield
----------------------                       --------------------                          -----------------------
Gerald M. McDonnell*                         Thomas L. McVerry*                            Michael S. Scofield
Trustee                                      Trustee                                       Trustee

/s/David M. Richardson                       /s/Russell A. Salton, III MD                  /s/Richard J. Shima
----------------------                       ----------------------------                  --------------------
David M. Richardson*                         Russell A. Salton, III MD*                    Richard J. Shima*
Trustee                                      Trustee                                       Trustee


                                                       -14-




/s/Leroy Keith, Jr.
----------------------
Leroy Keith, Jr.*
Trustee


*By: /s/William J. Tomko
---------------------------
William J. Tomko
Attorney-in-Fact

         *William J. Tomko, by signing his name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.